Strive U.S. Energy ETF
Schedule of Investments
April 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 0.3%
16,962	BWX Technologies, Inc.	$1,095,406

Construction & Engineering - 0.3%
38,002	MDU Resources Group, Inc.	1,110,418

Electric Utilities - 2.5%
185,383	Exelon Corp.	7,867,655
9,519	IDACORP, Inc.	1,057,751
		8,925,406
Electrical Components & Equipment - 0.2%
38,686	Sunrun, Inc. (a)	813,953

Gas Utilities - 1.3%
26,337	Atmos Energy Corp.	3,006,105
16,794	National Fuel Gas Co.	938,785
11,911	Southwest Gas Holdings, Inc.	667,016
		4,611,906
Independent Power Producers & Energy Traders - 0.8%
122,669	AES Corp.	2,902,349

Integrated Oil & Gas - 42.8%
332,849	Chevron Corp.	56,111,684
711,895	Exxon Mobil Corp.	84,245,654
170,900	Occidental Petroleum Corp.	10,515,477
		150,872,815
Multi-Utilities - 0.6%
76,030	NiSource, Inc.	2,163,814

Oil & Gas Drilling - 0.4%
17,420	Helmerich & Payne, Inc.	577,647
19,796	Noble Corp. PLC ADR (a)(b)	761,156
		1,338,803
Oil & Gas Equipment & Services - 7.1%
187,764	Baker Hughes Co.	5,490,219
157,681	Halliburton Co.	5,164,053
73,542	NOV, Inc.	1,231,828
266,708	Schlumberger N.V. ADR (b)	13,162,040
		25,048,140
Oil & Gas Exploration & Production - 25.0%
49,667	Antero Resources Corp. (a)	1,141,844
60,358	APA Corp.	2,224,192
24,101	Chesapeake Energy Corp.	1,992,671
7,396	Chord Energy Corp.	1,052,673
13,709	Civitas Resources, Inc.	946,606
219,674	ConocoPhillips	22,602,258
143,939	Coterra Energy, Inc.	3,684,838
122,294	Devon Energy Corp.	6,534,168
33,059	Diamondback Energy, Inc.	4,700,990

Strive U.S. Energy ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
110,348	EOG Resources, Inc.	$13,183,276
62,795	EQT Corp.	2,187,778
52,381	Hess Corp.	7,598,388
31,988	Magnolia Oil & Gas Corp. - Class A	675,587
119,263	Marathon Oil Corp.	2,881,394
20,854	Matador Resources Co.	1,022,472
27,812	Murphy Oil Corp.	1,020,979
46,631	Ovintiv, Inc.	1,682,446
17,041	PDC Energy, Inc.	1,108,517
42,587	Pioneer Natural Resources Co.	9,264,802
43,584	Range Resources Corp.	1,152,797
22,675	SM Energy Co.	636,714
206,918	Southwestern Energy Co. (a)	1,073,904
		88,369,294
Oil & Gas Refining & Marketing - 8.5%
28,127	HF Sinclair Corp.	1,240,682
88,015	Marathon Petroleum Corp.	10,737,830
23,752	PBF Energy, Inc. - Class A	827,995
88,873	Phillips 66	8,798,427
72,416	Valero Energy Corp.	8,303,943
		29,908,877
Oil & Gas Storage & Transportation - 9.1%
59,985	Antero Midstream Corp.	645,439
46,533	Cheniere Energy, Inc.	7,119,549
18,293	DT Midstream, Inc.	901,296
46,132	EnLink Midstream LLC	452,555
7,555	Hess Midstream LP - Class A	221,664
370,236	Kinder Morgan, Inc.	6,349,547
11,120	New Fortress Energy, Inc.	336,825
83,736	ONEOK, Inc.	5,477,172
34,831	Plains GP Holdings LP - Class A	466,735
41,830	Targa Resources Corp.	3,159,420
229,328	Williams Cos., Inc.	6,939,465
		32,069,667
Renewable Electricity - 0.7%
24,051	Brookfield Renewable Corp. - Class A ADR (b)	803,544
6,122	Clearway Energy, Inc. - Class A	177,416
15,363	Clearway Energy, Inc. - Class C	466,574
16,120	NextEra Energy Partners LP	927,061
		2,374,595
	TOTAL COMMON STOCKS (Cost $342,758,268)	351,605,443

MONEY MARKET FUNDS - 0.2%
877,596	First American Government Obligations Fund - Class X, 4.73% (c)	877,596
	TOTAL MONEY MARKET FUNDS (Cost $877,596)	877,596

	TOTAL INVESTMENTS (Cost $343,635,864) - 99.9%	352,483,039
	Other Assets in Excess of Liabilities - 0.1%	176,708
	TOTAL NET ASSETS - 100.0%	$352,659,747

Strive U.S. Energy ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Strive 1000 Dividend Growth ETF
Schedule of Investments
April 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 96.6%
Advertising - 0.1%
282	Interpublic Group of Cos., Inc.	$10,076

Aerospace & Defense - 2.2%
66	BWX Technologies, Inc.	4,262
28	Curtiss-Wright Corp.	4,755
176	General Dynamics Corp.	38,428
54	HEICO Corp. - Class A	7,248
31	HEICO Corp.	5,228
29	Huntington Ingalls Industries, Inc.	5,848
139	L3Harris Technologies, Inc.	27,126
192	Lockheed Martin Corp.	89,174
101	Northrop Grumman Corp.	46,588
		228,657
Agricultural & Farm Machinery - 0.1%
45	AGCO Corp.	5,577
75	Toro Co.	7,820
		13,397
Air Freight & Logistics - 1.0%
116	Expeditors International of Washington, Inc.	13,205
534	United Parcel Service, Inc. - Class B	96,019
		109,224
Application Software - 1.2%
200	Intuit, Inc.	88,790
77	Roper Technologies, Inc.	35,018
		123,808
Asset Management & Custody Banks - 0.9%
78	Ameriprise Financial, Inc.	23,799
102	BlackRock, Inc.	68,462
89	SEI Investments Co.	5,243
		97,504
Biotechnology - 3.4%
1,292	AbbVie, Inc.	195,247
390	Amgen, Inc.	93,499
917	Gilead Sciences, Inc.	75,387
		364,133
Broadcasting - 0.0% (a)
26	Nexstar Media Group, Inc.	4,510

Broadline Retail - 0.0% (a)
3	Dillard’s, Inc. - Class A	895

Building Products - 0.7%
92	A.O. Smith Corp.	6,283
55	Advanced Drainage Systems, Inc.	4,715
64	Allegion PLC ADR (b)	7,071
37	Carlisle Cos., Inc.	7,986
93	Fortune Brands Innovations, Inc.	6,016
23	Lennox International, Inc.	6,484

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
164	Masco Corp.	$8,776
168	Trane Technologies PLC ADR (b)	31,216
		78,547
Cable & Satellite - 0.0% (a)
4	Cable One, Inc.	3,034
492	Sirius XM Holdings, Inc.	1,870
		4,904
Cargo Ground Transportation - 0.4%
60	J.B. Hunt Transport Services, Inc.	10,517
26	Landstar System, Inc.	4,577
73	Old Dominion Freight Line, Inc.	23,388
		38,482
Casinos & Gaming - 0.1%
24	Churchill Downs, Inc.	7,021

Communications Equipment - 1.6%
2,746	Cisco Systems, Inc.	129,749
122	Motorola Solutions, Inc.	35,551
		165,300
Construction Machinery & Heavy Transportation Equipment - 1.0%
380	Caterpillar, Inc.	83,144
103	Cummins, Inc.	24,209
47	Oshkosh Corp.	3,596
		110,949
Construction Materials - 0.3%
45	Martin Marietta Materials, Inc.	16,344
95	Vulcan Materials Co.	16,636
		32,980
Consumer Electronics - 0.1%
112	Garmin Ltd. ADR (b)	10,995

Consumer Staples Merchandise Retail - 2.4%
324	Costco Wholesale Corp.	163,043
163	Dollar General Corp.	36,098
336	Target Corp.	53,004
		252,145
Data Processing & Outsourced Services - 0.3%
85	Broadridge Financial Solutions, Inc.	12,360
133	Genpact Ltd. ADR (b)	5,925
161	SS&C Technologies Holdings, Inc.	9,425
		27,710
Distillers & Vintners - 0.4%
223	Brown-Forman Corp. - Class B	14,515
115	Constellation Brands, Inc. - Class A	26,389
		40,904
Distributors - 0.3%
101	Genuine Parts Co.	16,999
28	Pool Corp.	9,837
		26,836

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Diversified Banks - 0.1%
8	First Citizens BancShares, Inc. - Class A	$8,057

Electric Utilities - 2.0%
183	Alliant Energy Corp.	10,091
375	American Electric Power Co., Inc.	34,658
252	Eversource Energy	19,558
37	IDACORP, Inc.	4,111
1,450	NextEra Energy, Inc.	111,114
62	PNM Resources, Inc.	2,984
399	Xcel Energy, Inc.	27,894
		210,410
Electrical Components & Equipment - 0.8%
290	Eaton Corp. PLC ADR (b)	48,465
39	Hubbell, Inc.	10,503
47	Regal Rexnord Corp.	6,118
84	Rockwell Automation, Inc.	23,806
		88,892
Electronic Components - 0.5%
433	Amphenol Corp. - Class A	32,679
558	Corning, Inc.	18,537
18	Littelfuse, Inc.	4,360
		55,576
Electronic Equipment & Instruments - 0.1%
122	Cognex Corp.	5,818
95	National Instruments Corp.	5,532
		11,350
Electronic Manufacturing Services - 0.3%
231	TE Connectivity Ltd. ADR (b)	28,267

Environmental & Facilities Services - 0.7%
151	Republic Services, Inc.	21,838
39	Tetra Tech, Inc.	5,396
300	Waste Management, Inc.	49,815
		77,049
Fertilizers & Agricultural Chemicals - 0.1%
92	FMC Corp.	11,369

Financial Exchanges & Data - 2.8%
77	Cboe Global Markets, Inc.	10,757
262	CME Group, Inc.	48,672
28	FactSet Research Systems, Inc.	11,527
405	Intercontinental Exchange, Inc.	44,117
27	MarketAxess Holdings, Inc.	8,596
115	Moody’s Corp.	36,009
19	Morningstar, Inc.	3,388
57	MSCI, Inc.	27,500
291	Nasdaq, Inc.	16,113
238	S&P Global, Inc.	86,294
		292,973

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Food Distributors - 0.3%
367	Sysco Corp.	$28,164

Food Retail - 0.1%
27	Casey’s General Stores, Inc.	6,178

Footwear - 1.1%
903	Nike, Inc. - Class B	114,428

Gas Utilities - 0.1%
103	Atmos Energy Corp.	11,756

Gold - 0.1%
48	Royal Gold, Inc.	6,357

Health Care Equipment - 3.1%
1,266	Abbott Laboratories	139,855
368	Baxter International, Inc.	17,546
972	Medtronic PLC ADR (b)	88,403
73	Steris PLC ADR (b)	13,764
243	Stryker Corp.	72,815
		332,383
Health Care Services - 0.2%
11	Chemed Corp.	6,064
83	Quest Diagnostics, Inc.	11,521
		17,585
Home Improvement Retail - 3.0%
745	Home Depot, Inc.	223,902
440	Lowe’s Cos., Inc.	91,445
		315,347
Household Products - 2.8%
178	Church & Dwight Co., Inc.	17,287
90	Clorox Co.	14,906
1,724	Procter & Gamble Co.	269,599
		301,792
Human Resource & Employment Services - 0.9%
303	Automatic Data Processing, Inc.	66,660
236	Paychex, Inc.	25,927
77	Robert Half International, Inc.	5,621
		98,208
Independent Power Producers & Energy Traders - 0.1%
478	AES Corp.	11,310

Industrial Conglomerates - 0.9%
490	Honeywell International, Inc.	97,922

Industrial Gases - 0.5%
162	Air Products and Chemicals, Inc.	47,686

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Industrial Machinery & Supplies & Components - 1.5%
88	Donaldson Co., Inc.	$5,592
102	Dover Corp.	14,908
121	Graco, Inc.	9,594
55	IDEX Corp.	11,348
199	Illinois Tool Works, Inc.	48,146
60	ITT, Inc.	5,066
42	Lincoln Electric Holdings, Inc.	7,048
37	Nordson Corp.	8,003
93	Parker-Hannifin Corp.	30,214
38	Snap-on, Inc.	9,858
131	Xylem, Inc.	13,603
		163,380
Insurance Brokers - 1.6%
144	Aon PLC - Class A ADR (b)	46,826
152	Arthur J. Gallagher & Co.	31,625
171	Brown & Brown, Inc.	11,011
362	Marsh & McLennan Cos., Inc.	65,229
79	Willis Towers Watson PLC ADR (b)	18,296
		172,987
Integrated Oil & Gas - 2.1%
1,293	Chevron Corp.	217,974

Investment Banking & Brokerage - 0.2%
36	Houlihan Lokey, Inc.	3,290
143	Raymond James Financial, Inc.	12,946
		16,236
IT Consulting & Other Services - 0.1%
88	Amdocs Ltd. ADR (b)	8,030

Life & Health Insurance - 0.4%
413	Aflac, Inc.	28,848
65	Globe Life, Inc.	7,054
27	Primerica, Inc.	4,928
		40,830
Life Sciences Tools & Services - 3.0%
216	Agilent Technologies, Inc.	29,253
485	Danaher Corp.	114,901
286	Thermo Fisher Scientific, Inc.	158,701
54	West Pharmaceutical Services, Inc.	19,507
		322,362
Managed Health Care - 4.4%
174	Elevance Health, Inc.	81,545
91	Humana, Inc.	48,275
681	UnitedHealth Group, Inc.	335,113
		464,933
Metal, Glass & Plastic Containers - 0.1%
228	Ball Corp.	12,125

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Multi-Utilities - 0.8%
188	Ameren Corp.	$16,726
211	CMS Energy Corp.	13,137
230	Sempra Energy	35,763
230	WEC Energy Group, Inc.	22,119
		87,745
Office Services & Supplies - 0.0% (a)
27	MSA Safety, Inc.	3,503

Oil & Gas Exploration & Production - 0.9%
910	ConocoPhillips	93,630
4	Texas Pacific Land Corp.	5,911
		99,541
Other Specialty Retail - 0.2%
42	Dick’s Sporting Goods, Inc.	6,090
81	Tractor Supply Co.	19,310
		25,400
Packaged Foods & Meats - 1.5%
143	Flowers Foods, Inc.	3,934
107	Hershey Co.	29,217
209	Hormel Foods Corp.	8,452
74	J.M. Smucker Co.	11,426
104	Lamb Weston Holdings, Inc.	11,628
14	Lancaster Colony Corp.	2,928
182	McCormick & Co., Inc.	15,989
996	Mondelez International, Inc. - Class A	76,413
		159,987
Paper & Plastic Packaging Products & Materials - 0.1%
59	Avery Dennison Corp.	10,294

Pharmaceuticals - 10.3%
1,554	Bristol-Myers Squibb Co.	103,761
619	Eli Lilly & Co.	245,037
1,911	Johnson & Johnson	312,831
1,846	Merck & Co., Inc.	213,158
4,103	Pfizer, Inc.	159,566
309	Zoetis, Inc.	54,316
		1,088,669
Property & Casualty Insurance - 0.8%
190	Allstate Corp.	21,994
112	Cincinnati Financial Corp.	11,921
18	Erie Indemnity Co. - Class A	3,912
16	Kinsale Capital Group, Inc.	5,227
43	Selective Insurance Group, Inc.	4,142
169	Travelers Cos., Inc.	30,613
146	W.R. Berkley Corp.	8,602
		86,411
Rail Transportation - 1.6%
1,534	CSX Corp.	47,002
167	Norfolk Southern Corp.	33,906
449	Union Pacific Corp.	87,869
		168,777

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Regional Banks - 0.1%
83	Commerce Bancshares, Inc.	$4,636
43	Cullen/Frost Bankers, Inc.	4,741
100	First Financial Bankshares, Inc.	2,926
133	First Republic Bank (c)	467
		12,770
Renewable Electricity - 0.0% (a)
63	NextEra Energy Partners LP	3,623

Research & Consulting Services - 0.1%
95	Booz Allen Hamilton Holding Corp.	9,093

Restaurants - 2.7%
26	Domino’s Pizza, Inc.	8,254
535	McDonald’s Corp.	158,226
822	Starbucks Corp.	93,946
206	Yum! Brands, Inc.	28,960
		289,386
Semiconductor Materials & Equipment - 1.5%
613	Applied Materials, Inc.	69,287
103	KLA Corp.	39,814
99	Lam Research Corp.	51,884
		160,985
Semiconductors - 4.9%
371	Analog Devices, Inc.	66,736
299	Broadcom, Inc.	187,324
394	Microchip Technology, Inc.	28,758
33	Monolithic Power Systems, Inc.	15,245
816	Qualcomm, Inc.	95,309
116	Skyworks Solutions, Inc.	12,284
662	Texas Instruments, Inc.	110,686
32	Universal Display Corp.	4,271
		520,613
Soft Drinks & Non-alcoholic Beverages - 1.8%
1,006	PepsiCo, Inc.	192,035

Specialized Consumer Services - 0.1%
109	Service Corp. International	7,651

Specialty Chemicals - 1.0%
36	Ashland, Inc.	3,658
185	Ecolab, Inc.	31,050
172	PPG Industries, Inc.	24,125
93	RPM International, Inc.	7,629
174	Sherwin-Williams Co.	41,332
		107,794
Systems Software - 6.4%
43	Dolby Laboratories, Inc. - Class A	3,599
1,857	Microsoft Corp.	570,582
1,129	Oracle Corp.	106,939
		681,120

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Technology Distributors - 0.2%
99	CDW Corp.	$16,789

Technology Hardware, Storage & Peripherals - 5.2%
3,211	Apple, Inc.	544,843
157	NetApp, Inc.	9,874
		554,717
Trading Companies & Distributors - 0.5%
417	Fastenal Co.	22,451
24	Watsco, Inc.	8,313
33	W.W. Grainger, Inc.	22,954
		53,718
Transaction & Payment Processing Services - 4.9%
53	Jack Henry & Associates, Inc.	8,657
619	Mastercard, Inc. - Class A	235,239
1,184	Visa, Inc. - Class A	275,552
		519,448
Water Utilities - 0.3%
133	American Water Works Co., Inc.	19,717
173	Essential Utilities, Inc.	7,387
		27,104
	TOTAL COMMON STOCKS (Cost $9,875,192)	10,228,066

REAL ESTATE INVESTMENT TRUSTS - 3.2%
Data Center REITs - 0.7%
210	Digital Realty Trust, Inc.	20,822
67	Equinix, Inc.	48,513
		69,335
Industrial REITs - 1.0%
31	EastGroup Properties, Inc.	5,163
96	First Industrial Realty Trust, Inc.	5,037
673	Prologis, Inc.	84,293
143	Rexford Industrial Realty, Inc.	7,975
		102,468
Multi-Family Residential REITs - 0.1%
84	Mid-America Apartment Communities, Inc.	12,919

Retail REITs - 0.0% (a)
64	Agree Realty Corp.	4,351

Self-Storage REITs - 0.2%
163	CubeSmart	7,415
96	Extra Space Storage, Inc.	14,596
61	National Storage Affiliates Trust	2,352
		24,363
Single-Family Residential REITs - 0.2%
125	Equity LifeStyle Properties, Inc.	8,613
89	Sun Communities, Inc.	12,365
		20,978

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Telecom Tower REITs - 1.0%
340	American Tower Corp.	$69,493
315	Crown Castle, Inc.	38,773
		108,266
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $340,599)	342,680

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.0% (a)
819	First American Government Obligations Fund - Class X, 4.73% (d)	819
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $819)	819

MONEY MARKET FUNDS - 0.2%
24,523	First American Government Obligations Fund - Class X, 4.73% (d)	24,523
	TOTAL MONEY MARKET FUNDS (Cost $24,523)	24,523

	TOTAL INVESTMENTS (Cost $10,241,133) - 100.0%	10,596,088
	Other Assets in Excess of Liabilities - 0.0% (a)	4,280
	TOTAL NET ASSETS - 100.0%	$10,600,368

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Represents less than 0.05% of net assets.
(b)	Foreign issued security.
(c)	This security or a portion of this security was out on loan as of April 30, 2023. Total loaned securities had a market value of $442 as of April 30, 2023.
(d)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Strive 1000 Value ETF
Schedule of Investments
April 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 95.6%
Advertising - 0.3%
238	Interpublic Group of Cos., Inc.	$8,504
150	Omnicom Group, Inc.	13,585
		22,089
Aerospace & Defense - 3.3%
427	Boeing Co. (a)	88,295
14	BWX Technologies, Inc.	904
7	Curtiss-Wright Corp.	1,189
95	General Dynamics Corp.	20,742
50	Hexcel Corp.	3,604
140	Howmet Aerospace, Inc.	6,201
14	Huntington Ingalls Industries, Inc.	2,823
57	L3Harris Technologies, Inc.	11,124
73	Lockheed Martin Corp.	33,905
15	Northrop Grumman Corp.	6,919
1,043	Raytheon Technologies Corp.	104,196
93	Textron, Inc.	6,225
4	TransDigm Group, Inc.	3,060
22	Woodward, Inc.	2,112
		291,299
Agricultural & Farm Machinery - 0.0% (b)
32	AGCO Corp.	3,966

Agricultural Products & Services - 0.5%
339	Archer-Daniels-Midland Co.	26,469
105	Bunge Ltd. ADR (c)	9,828
14	Darling Ingredients, Inc. (a)	834
42	Ingredion, Inc.	4,459
		41,590
Air Freight & Logistics - 1.2%
65	C.H. Robinson Worldwide, Inc.	6,557
21	Expeditors International of Washington, Inc.	2,391
163	FedEx Corp.	37,128
60	GXO Logistics, Inc. (a)	3,188
331	United Parcel Service, Inc. - Class B	59,517
		108,781
Alternative Carriers - 0.0% (b)
700	Lumen Technologies, Inc.	1,659

Aluminum - 0.1%
126	Alcoa Corp.	4,680

Apparel Retail - 0.0% (b)
182	Gap, Inc.	1,747
2	Ross Stores, Inc.	213
		1,960
Apparel, Accessories & Luxury Goods - 0.3%
78	Capri Holdings Ltd. ADR (a)(c)	3,237
8	Columbia Sportswear Co.	668
63	Levi Strauss & Co. - Class A	911

Strive 1000 Value ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
49	PVH Corp.	$4,205
28	Ralph Lauren Corp.	3,214
156	Tapestry, Inc.	6,366
42	Under Armour, Inc. - Class A (a)	373
49	Under Armour, Inc. - Class C (a)	394
238	VF Corp.	5,595
		24,963
Application Software - 0.1%
24	ACI Worldwide, Inc. (a)	608
7	Aspen Technology, Inc. (a)	1,239
44	Guidewire Software, Inc. (a)	3,352
7	Procore Technologies, Inc. (a)	374
7	Roper Technologies, Inc.	3,183
		8,756
Asset Management & Custody Banks - 1.7%
21	Affiliated Managers Group, Inc.	3,032
30	Ameriprise Financial, Inc.	9,154
519	Bank of New York Mellon Corp.	22,104
44	BlackRock, Inc.	29,533
162	Blackstone, Inc.	14,471
28	Blue Owl Capital, Inc.	315
175	Carlyle Group, Inc.	5,308
203	Franklin Resources, Inc.	5,457
308	Invesco Ltd. ADR (c)	5,276
155	KKR & Co., Inc.	8,226
140	Northern Trust Corp.	10,942
35	SEI Investments Co.	2,062
228	State Street Corp.	16,475
154	T. Rowe Price Group, Inc.	17,299
14	TPG, Inc.	406
		150,060
Automobile Manufacturers - 0.8%
2,772	Ford Motor Co.	32,931
984	General Motors Co.	32,511
42	Lucid Group, Inc. (a)	333
35	Thor Industries, Inc.	2,766
		68,541
Automotive Parts & Equipment - 0.3%
84	Aptiv PLC ADR (a)(c)	8,640
168	BorgWarner, Inc.	8,086
74	Gentex Corp.	2,042
42	Lear Corp.	5,362
		24,130
Automotive Retail - 0.3%
38	Advance Auto Parts, Inc.	4,770
28	AutoNation, Inc. (a)	3,688
109	CarMax, Inc. (a)	7,633
17	Lithia Motors, Inc.	3,755
8	Murphy USA, Inc.	2,202
15	Penske Automotive Group, Inc.	2,079
		24,127

Strive 1000 Value ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Biotechnology - 2.3%
479	AbbVie, Inc.	$72,386
127	Amgen, Inc.	30,447
67	Biogen, Inc. (a)	20,383
30	Exelixis, Inc. (a)	549
681	Gilead Sciences, Inc.	55,985
64	Ionis Pharmaceuticals, Inc. (a)	2,264
16	Karuna Therapeutics, Inc. (a)	3,175
45	Sarepta Therapeutics, Inc. (a)	5,525
36	Seagen, Inc. (a)	7,200
15	United Therapeutics Corp. (a)	3,452
		201,366
Brewers - 0.1%
126	Molson Coors Beverage Co. - Class B	7,494

Broadcasting - 0.3%
217	Fox Corp. - Class A	7,217
98	Fox Corp. - Class B	2,993
24	Nexstar Media Group, Inc.	4,163
7	Paramount Global - Class A	185
350	Paramount Global - Class B	8,165
		22,723
Broadline Retail - 0.2%
2	Dillard’s, Inc. - Class A	597
203	eBay, Inc.	9,425
91	Kohl’s Corp.	2,005
182	Macy’s, Inc.	2,974
		15,001
Building Products - 0.7%
35	A.O. Smith Corp.	2,390
14	Allegion PLC ADR (c)	1,547
7	Armstrong World Industries, Inc.	481
100	Builders FirstSource, Inc. (a)	9,477
3	Carlisle Cos., Inc.	648
200	Carrier Global Corp.	8,364
85	Fortune Brands Innovations, Inc.	5,499
130	Johnson Controls International PLC ADR (c)	7,779
8	Lennox International, Inc.	2,255
115	Masco Corp.	6,154
63	Owens Corning	6,729
42	Trane Technologies PLC ADR (c)	7,804
		59,127
Cable & Satellite - 1.7%
3	Cable One, Inc.	2,275
28	Charter Communications, Inc. - Class A (a)	10,324
3,043	Comcast Corp. - Class A	125,889
175	DISH Network Corp. - Class A (a)	1,314
56	Liberty Media Corp. - Liberty SiriusXM - Class A (a)	1,574
105	Liberty Media Corp. - Liberty SiriusXM - Class C (a)	2,934
315	Sirius XM Holdings, Inc.	1,197
		145,507

Strive 1000 Value ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Cargo Ground Transportation - 0.1%
91	Knight-Swift Transportation Holdings, Inc.	$5,125
4	Landstar System, Inc.	704
22	U-Haul Holding Co. - Series N	1,190
7	U-Haul Holding Co.	427
77	XPO, Inc. (a)	3,402
		10,848
Casinos & Gaming - 0.5%
28	Boyd Gaming Corp.	1,943
99	Caesars Entertainment, Inc. (a)	4,484
231	Las Vegas Sands Corp. (a)	14,749
184	MGM Resorts International	8,265
112	Penn Entertainment, Inc. (a)	3,336
70	Wynn Resorts Ltd. (a)	8,000
		40,777
Commercial & Residential Mortgage Finance - 0.1%
70	Essent Group Ltd. ADR (c)	2,973
210	MGIC Investment Corp.	3,123
119	Radian Group, Inc.	2,888
77	Rocket Cos., Inc. - Class A (a)(d)	686
35	TFS Financial Corp.	421
56	UWM Holdings Corp.	336
		10,427
Commodity Chemicals - 0.6%
508	Dow, Inc.	27,635
179	LyondellBasell Industries N.V. - Class A ADR (c)	16,935
42	Olin Corp.	2,327
81	Valvoline, Inc.	2,799
21	Westlake Corp.	2,389
		52,085
Communications Equipment - 1.0%
1,746	Cisco Systems, Inc.	82,498
11	F5, Inc. (a)	1,478
130	Juniper Networks, Inc.	3,920
22	Lumentum Holdings, Inc. (a)	1,062
8	Motorola Solutions, Inc.	2,331
		91,289
Computer & Electronics Retail - 0.2%
140	Best Buy Co., Inc.	10,433
183	GameStop Corp. - Class A (a)(d)	3,530
		13,963
Construction & Engineering - 0.1%
32	AECOM	2,658
14	EMCOR Group, Inc.	2,394
24	MasTec, Inc. (a)	2,131
140	MDU Resources Group, Inc.	4,091
		11,274
Construction Machinery & Heavy Transportation Equipment - 1.0%
70	Allison Transmission Holdings, Inc.	3,415
147	Caterpillar, Inc.	32,164
73	Cummins, Inc.	17,158

Strive 1000 Value ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
42	Oshkosh Corp.	$3,214
333	PACCAR, Inc.	24,872
78	Westinghouse Air Brake Technologies Corp.	7,618
		88,441
Construction Materials - 0.0% (b)
4	Eagle Materials, Inc.	593

Consumer Electronics - 0.0% (b)
43	Garmin Ltd. ADR (c)	4,221

Consumer Finance - 1.2%
186	Ally Financial, Inc.	4,907
242	American Express Co.	39,044
263	Capital One Financial Corp.	25,590
1	Credit Acceptance Corp. (a)	490
184	Discover Financial Services	19,038
77	OneMain Holdings, Inc.	2,954
154	SLM Corp.	2,313
305	Synchrony Financial	9,001
		103,337
Consumer Staples Merchandise Retail - 1.4%
50	BJ’s Wholesale Club Holdings, Inc. (a)	3,819
23	Dollar Tree, Inc. (a)	3,535
185	Target Corp.	29,184
578	Walmart, Inc.	87,261
		123,799
Copper - 0.3%
590	Freeport-McMoRan, Inc.	22,367

Data Processing & Outsourced Services - 0.1%
3	Broadridge Financial Solutions, Inc.	436
14	Concentrix Corp.	1,351
10	Genpact Ltd. ADR (c)	446
14	Maximus, Inc.	1,171
58	SS&C Technologies Holdings, Inc.	3,395
		6,799
Distillers & Vintners - 0.1%
30	Constellation Brands, Inc. - Class A	6,884

Distributors - 0.1%
36	Genuine Parts Co.	6,059
116	LKQ Corp.	6,697
		12,756
Diversified Banks - 8.1%
4,945	Bank of America Corp.	144,790
1,347	Citigroup, Inc.	63,403
91	Comerica, Inc.	3,947
469	Fifth Third Bancorp	12,288
7	First Citizens BancShares, Inc. - Class A	7,050
2,059	JPMorgan Chase & Co.	284,636
637	KeyCorp	7,173

Strive 1000 Value ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
285	PNC Financial Services Group, Inc.	$37,121
1,048	U.S. Bancorp	35,925
2,719	Wells Fargo & Co.	108,080
		704,413
Diversified Chemicals - 0.0% (b)
126	Huntsman Corp.	3,376

Diversified Financial Services - 0.2%
134	Apollo Global Management, Inc.	8,494
53	Corebridge Financial, Inc.	894
266	Equitable Holdings, Inc.	6,913
70	Voya Financial, Inc.	5,354
		21,655
Diversified Support Services - 0.0% (b)
7	Ritchie Bros Auctioneers, Inc. ADR (c)	400

Drug Retail - 0.2%
519	Walgreens Boots Alliance, Inc.	18,295

Education Services - 0.0% (b)
24	Bright Horizons Family Solutions, Inc. (a)	1,827

Electric Utilities - 4.0%
130	Alliant Energy Corp.	7,168
360	American Electric Power Co., Inc.	33,271
49	Avangrid, Inc.	1,973
539	Duke Energy Corp.	53,296
266	Edison International	19,578
140	Entergy Corp.	15,061
158	Evergy, Inc.	9,813
189	Eversource Energy	14,668
689	Exelon Corp.	29,241
378	FirstEnergy Corp.	15,044
70	Hawaiian Electric Industries, Inc.	2,745
28	IDACORP, Inc.	3,111
275	NextEra Energy, Inc.	21,073
161	NRG Energy, Inc.	5,501
140	OGE Energy Corp.	5,256
1,263	PG&E Corp. (a)	21,610
77	Pinnacle West Capital Corp.	6,041
49	PNM Resources, Inc.	2,358
63	Portland General Electric Co.	3,189
497	PPL Corp.	14,274
669	Southern Co.	49,205
273	Xcel Energy, Inc.	19,085
		352,561
Electrical Components & Equipment - 0.6%
9	Acuity Brands, Inc.	1,416
42	ChargePoint Holdings, Inc. (a)(d)	364
114	Eaton Corp. PLC ADR (c)	19,052
163	Emerson Electric Co.	13,571

Strive 1000 Value ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
9	Hubbell, Inc.	$2,424
56	nVent Electric PLC ADR (c)	2,348
42	Regal Rexnord Corp.	5,467
74	Sensata Technologies Holding PLC ADR (c)	3,215
140	Sunrun, Inc. (a)	2,946
		50,803
Electronic Components - 0.2%
45	Coherent Corp. (a)	1,536
527	Corning, Inc.	17,507
4	Littelfuse, Inc.	969
		20,012
Electronic Equipment & Instruments - 0.1%
24	Cognex Corp.	1,145
15	National Instruments Corp.	873
98	Vontier Corp.	2,659
		4,677
Electronic Manufacturing Services - 0.3%
315	Flex Ltd. ADR (a)(c)	6,480
14	IPG Photonics Corp. (a)	1,610
88	Jabil, Inc.	6,877
112	TE Connectivity Ltd. ADR (c)	13,705
		28,672
Environmental & Facilities Services - 0.1%
17	Republic Services, Inc.	2,459
56	Stericycle, Inc. (a)	2,556
7	Waste Management, Inc.	1,162
		6,177
Fertilizers & Agricultural Chemicals - 0.3%
136	CF Industries Holdings, Inc.	9,735
93	Corteva, Inc.	5,684
23	FMC Corp.	2,842
238	Mosaic Co.	10,198
28	Scotts Miracle-Gro Co.	1,871
		30,330
Financial Exchanges & Data - 0.5%
211	CME Group, Inc.	39,197
74	Intercontinental Exchange, Inc.	8,061
		47,258
Food Distributors - 0.2%
105	Performance Food Group Co. (a)	6,582
98	Sysco Corp.	7,521
143	U.S. Foods Holding Corp. (a)	5,491
		19,594
Food Retail - 0.3%
112	Albertsons Cos., Inc. - Class A	2,341
10	Casey’s General Stores, Inc.	2,288
463	Kroger Co.	22,516
		27,145
Footwear - 0.0% (b)
57	Skechers USA, Inc. - Class A (a)	3,032

Strive 1000 Value ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Gas Utilities - 0.2%
73	Atmos Energy Corp.	$8,332
56	National Fuel Gas Co.	3,130
147	UGI Corp.	4,980
		16,442
Gold - 0.3%
520	Newmont Corp.	24,648

Health Care Distributors - 0.9%
119	AmerisourceBergen Corp.	19,855
189	Cardinal Health, Inc.	15,517
42	Henry Schein, Inc. (a)	3,394
98	McKesson Corp.	35,696
		74,462
Health Care Equipment - 1.5%
192	Baxter International, Inc.	9,155
67	Becton Dickinson & Co.	17,709
51	Envista Holdings Corp. (a)	1,963
45	GE HealthCare Technologies, Inc. (a)	3,660
16	Hologic, Inc. (a)	1,376
7	Integra LifeSciences Holdings Corp. (a)	387
898	Medtronic PLC ADR (c)	81,673
32	QuidelOrtho Corp. (a)	2,878
3	Teleflex, Inc.	818
88	Zimmer Biomet Holdings, Inc.	12,183
		131,802
Health Care Facilities - 0.5%
18	Acadia Healthcare Co., Inc. (a)	1,301
56	Encompass Health Corp.	3,592
87	HCA Healthcare, Inc.	24,998
86	Tenet Healthcare Corp. (a)	6,306
42	Universal Health Services, Inc. - Class B	6,315
		42,512
Health Care Services - 1.4%
137	Cigna Group	34,701
939	CVS Health Corp.	68,838
35	DaVita, Inc. (a)	3,163
51	Laboratory Corp. of America Holdings	11,562
56	Premier, Inc. - Class A	1,866
44	Quest Diagnostics, Inc.	6,108
		126,238
Health Care Supplies - 0.1%
126	Dentsply Sirona, Inc.	5,283
3	ICU Medical, Inc. (a)	567
		5,850
Health Care Technology - 0.0% (b)
35	Teladoc Health, Inc. (a)	929

Strive 1000 Value ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Home Furnishings - 0.1%
91	Leggett & Platt, Inc.	$2,940
35	Mohawk Industries, Inc. (a)	3,707
11	Tempur Sealy International, Inc.	412
		7,059
Home Improvement Retail - 0.2%
14	Home Depot, Inc.	4,208
84	Lowe’s Cos., Inc.	17,458
		21,666
Homebuilding - 0.8%
224	D.R. Horton, Inc.	24,600
175	Lennar Corp. - Class A	19,742
7	Lennar Corp. - Class B	685
1	NVR, Inc. (a)	5,840
161	PulteGroup, Inc.	10,811
77	Toll Brothers, Inc.	4,921
4	TopBuild Corp. (a)	902
		67,501
Homefurnishing Retail - 0.1%
2	RH (a)	510
49	Wayfair, Inc. - Class A (a)	1,707
49	Williams-Sonoma, Inc.	5,931
		8,148
Hotels, Resorts & Cruise Lines - 0.5%
1	Booking Holdings, Inc. (a)	2,686
665	Carnival Corp. ADR (a)(c)	6,125
105	Expedia Group, Inc. (a)	9,866
31	Hyatt Hotels Corp. - Class A (a)	3,543
23	Marriott Vacations Worldwide Corp.	3,095
287	Norwegian Cruise Line Holdings Ltd. ADR (a)(c)	3,831
154	Royal Caribbean Cruises Ltd. ADR (a)(c)	10,076
56	Travel + Leisure Co.	2,143
35	Wyndham Hotels & Resorts, Inc.	2,388
		43,753
Household Appliances - 0.1%
43	Whirlpool Corp.	6,002

Household Products - 0.9%
15	Church & Dwight Co., Inc.	1,457
35	Clorox Co.	5,797
154	Colgate-Palmolive Co.	12,289
119	Kimberly-Clark Corp.	17,242
275	Procter & Gamble Co.	43,004
21	Reynolds Consumer Products, Inc.	589
		80,378
Housewares & Specialties - 0.0% (b)
259	Newell Brands, Inc.	3,147

Strive 1000 Value ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Human Resource & Employment Services - 0.1%
35	ManpowerGroup, Inc.	$2,650
7	Paychex, Inc.	769
56	Robert Half International, Inc.	4,088
7	TriNet Group, Inc. (a)	649
		8,156
Independent Power Producers & Energy Traders - 0.1%
310	AES Corp.	7,335
184	Vistra Corp.	4,390
		11,725
Industrial Conglomerates - 1.5%
393	3M Co.	41,744
666	General Electric Co.	65,914
119	Honeywell International, Inc.	23,781
		131,439
Industrial Gases - 0.0% (b)
1	Air Products and Chemicals, Inc.	294

Industrial Machinery & Supplies & Components - 0.8%
28	Crane Co. (a)	2,018
28	Crane NXT Co.	1,326
17	Donaldson Co., Inc.	1,080
21	Dover Corp.	3,069
77	Flowserve Corp.	2,571
141	Fortive Corp.	8,896
77	Gates Industrial Corp. PLC ADR (a)(c)	1,037
35	Illinois Tool Works, Inc.	8,468
36	Ingersoll Rand, Inc.	2,053
24	ITT, Inc.	2,027
2	Lincoln Electric Holdings, Inc.	336
9	Middleby Corp. (a)	1,268
59	Otis Worldwide Corp.	5,033
29	Parker-Hannifin Corp.	9,422
70	Pentair PLC ADR (c)	4,066
25	Snap-on, Inc.	6,485
105	Stanley Black & Decker, Inc.	9,066
		68,221
Insurance Brokers - 0.1%
4	Aon PLC - Class A ADR (c)	1,301
7	Arthur J. Gallagher & Co.	1,456
7	Willis Towers Watson PLC ADR (c)	1,621
		4,378
Integrated Oil & Gas - 6.3%
1,186	Chevron Corp.	199,936
2,742	Exxon Mobil Corp.	324,488
478	Occidental Petroleum Corp.	29,411
		553,835
Integrated Telecommunication Services - 2.3%
5,065	AT&T, Inc.	89,499
168	Frontier Communications Parent, Inc. (a)	3,787
2,775	Verizon Communications, Inc.	107,753
		201,039

Strive 1000 Value ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Interactive Home Entertainment - 0.1%
63	Activision Blizzard, Inc. (a)	$4,896
124	Playtika Holding Corp. (a)	1,240
		6,136
Interactive Media & Services - 2.0%
35	Bumble, Inc. - Class A (a)	637
53	IAC, Inc. (a)	2,744
196	Match Group, Inc. (a)	7,232
690	Meta Platforms, Inc. - Class A (a)	165,821
14	Ziff Davis, Inc. (a)	1,024
		177,458
Investment Banking & Brokerage - 2.2%
21	Evercore, Inc. - Class A	2,395
235	Goldman Sachs Group, Inc.	80,708
70	Interactive Brokers Group, Inc. - Class A	5,450
112	Jefferies Financial Group, Inc.	3,587
77	Lazard Ltd. - Class A ADR (c)	2,410
920	Morgan Stanley	82,772
23	Raymond James Financial, Inc.	2,082
504	Robinhood Markets, Inc. - Class A (a)	4,460
70	Stifel Financial Corp.	4,198
70	Virtu Financial, Inc. - Class A	1,404
		189,466
IT Consulting & Other Services - 1.2%
35	Amdocs Ltd. ADR (c)	3,194
304	Cognizant Technology Solutions Corp. - Class A	18,152
161	DXC Technology Co. (a)	3,840
646	International Business Machines Corp.	81,661
		106,847
Leisure Products - 0.1%
49	Brunswick Corp.	4,155
91	Hasbro, Inc.	5,389
28	Polaris, Inc.	3,042
		12,586
Life & Health Insurance - 1.1%
323	Aflac, Inc.	22,562
37	Globe Life, Inc.	4,015
105	Lincoln National Corp.	2,282
409	MetLife, Inc.	25,084
16	Primerica, Inc.	2,920
175	Principal Financial Group, Inc.	13,071
259	Prudential Financial, Inc.	22,533
119	Unum Group	5,022
		97,489
Life Sciences Tools & Services - 0.0% (b)
77	Maravai LifeSciences Holdings, Inc. - Class A (a)	1,062
71	Syneos Health, Inc. (a)	2,787
		3,849

Strive 1000 Value ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Managed Health Care - 0.9%
394	Centene Corp. (a)	$27,158
56	Elevance Health, Inc.	26,244
30	Humana, Inc.	15,915
16	UnitedHealth Group, Inc.	7,873
		77,190
Metal, Glass & Plastic Containers - 0.2%
14	AptarGroup, Inc.	1,659
52	Ball Corp.	2,765
91	Berry Global Group, Inc.	5,261
59	Crown Holdings, Inc.	5,061
		14,746
Motorcycle Manufacturers - 0.0% (b)
91	Harley-Davidson, Inc.	3,376

Movies & Entertainment - 1.4%
357	AMC Entertainment Holdings, Inc. - Class A (a)(d)	1,964
7	Liberty Media Corp. - Liberty Formula One - Class A (a)	453
42	Liberty Media Corp. - Liberty Formula One - Class C (a)	3,032
56	Live Nation Entertainment, Inc. (a)	3,796
9	Madison Square Garden Sports Corp.	1,805
892	Walt Disney Co. (a)	91,430
1,604	Warner Bros Discovery, Inc. (a)	21,830
		124,310
Multi-line Insurance - 0.5%
520	American International Group, Inc.	27,581
36	Assurant, Inc.	4,433
224	Hartford Financial Services Group, Inc.	15,902
		47,916
Multi-Sector Holdings - 1.3%
354	Berkshire Hathaway, Inc. - Class B (a)	116,307

Multi-Utilities - 2.0%
135	Ameren Corp.	12,011
42	Black Hills Corp.	2,742
427	CenterPoint Energy, Inc.	13,011
135	CMS Energy Corp.	8,405
255	Consolidated Edison, Inc.	25,110
584	Dominion Energy, Inc.	33,370
113	DTE Energy Co.	12,702
280	NiSource, Inc.	7,969
350	Public Service Enterprise Group, Inc.	22,120
130	Sempra Energy	20,214
136	WEC Energy Group, Inc.	13,079
		170,733
Office Services & Supplies - 0.0% (b)
7	MSA Safety, Inc.	908

Strive 1000 Value ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Oil & Gas Equipment & Services - 0.6%
701	Baker Hughes Co.	$20,497
414	Halliburton Co.	13,558
291	Schlumberger N.V. ADR (c)	14,361
		48,416
Oil & Gas Exploration & Production - 3.2%
182	Antero Resources Corp. (a)	4,184
231	APA Corp.	8,512
88	Chesapeake Energy Corp.	7,276
28	Chord Energy Corp.	3,985
679	ConocoPhillips	69,862
576	Coterra Energy, Inc.	14,746
456	Devon Energy Corp.	24,364
127	Diamondback Energy, Inc.	18,059
418	EOG Resources, Inc.	49,938
231	EQT Corp.	8,048
444	Marathon Oil Corp.	10,727
46	Matador Resources Co.	2,255
105	Murphy Oil Corp.	3,855
175	Ovintiv, Inc.	6,314
70	PDC Energy, Inc.	4,554
122	Permian Resources Corp.	1,275
157	Pioneer Natural Resources Co.	34,155
175	Range Resources Corp.	4,629
756	Southwestern Energy Co. (a)	3,924
		280,662
Oil & Gas Refining & Marketing - 1.3%
105	HF Sinclair Corp.	4,632
326	Marathon Petroleum Corp.	39,772
88	PBF Energy, Inc. - Class A	3,068
331	Phillips 66	32,769
269	Valero Energy Corp.	30,846
		111,087
Oil & Gas Storage & Transportation - 1.0%
106	Cheniere Energy, Inc.	16,218
70	DT Midstream, Inc.	3,449
28	Hess Midstream LP - Class A	822
1,428	Kinder Morgan, Inc.	24,490
260	ONEOK, Inc.	17,007
872	Williams Cos., Inc.	26,387
		88,373
Other Specialty Retail - 0.1%
171	Bath & Body Works, Inc.	6,002
21	Dick’s Sporting Goods, Inc.	3,045
		9,047
Packaged Foods & Meats - 1.5%
81	Campbell Soup Co.	4,398
305	Conagra Brands, Inc.	11,578
77	Flowers Foods, Inc.	2,118
186	General Mills, Inc.	16,485
93	Hormel Foods Corp.	3,761

Strive 1000 Value ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
53	J.M. Smucker Co.	$8,184
150	Kellogg Co.	10,465
547	Kraft Heinz Co.	21,481
50	McCormick & Co., Inc.	4,393
364	Mondelez International, Inc. - Class A	27,926
28	Pilgrim’s Pride Corp. (a)	639
36	Post Holdings, Inc. (a)	3,258
196	Tyson Foods, Inc. - Class A	12,248
		126,934
Paper & Plastic Packaging Products & Materials - 0.5%
934	Amcor PLC ADR (c)	10,246
14	Avery Dennison Corp.	2,443
148	Graphic Packaging Holding Co.	3,650
259	International Paper Co.	8,575
63	Packaging Corp. of America	8,521
53	Sealed Air Corp.	2,543
63	Sonoco Products Co.	3,819
175	Westrock Co.	5,238
		45,035
Passenger Airlines - 0.1%
21	Alaska Air Group, Inc. (a)	913
112	American Airlines Group, Inc. (a)	1,528
113	Delta Air Lines, Inc. (a)	3,877
98	Southwest Airlines Co.	2,968
56	United Airlines Holdings, Inc. (a)	2,453
		11,739
Passenger Ground Transportation - 0.1%
15	Avis Budget Group, Inc. (a)	2,650
1,880	Grab Holdings Ltd. - Class A ADR (a)(c)	5,471
101	Hertz Global Holdings, Inc. (a)	1,685
		9,806
Personal Care Products - 0.0% (b)
14	BellRing Brands, Inc. (a)	504
245	Coty, Inc. - Class A (a)	2,908
		3,412
Pharmaceuticals - 4.3%
1,066	Bristol-Myers Squibb Co.	71,177
14	Catalent, Inc. (a)	702
332	Elanco Animal Health, Inc. (a)	3,144
11	Jazz Pharmaceuticals PLC ADR (a)(c)	1,545
721	Johnson & Johnson	118,028
519	Merck & Co., Inc.	59,929
175	Organon & Co.	4,310
91	Perrigo Co. PLC ADR (c)	3,384
2,698	Pfizer, Inc.	104,925
60	Royalty Pharma PLC - Class A ADR (c)	2,109
833	Viatris, Inc.	7,772
		377,025

Strive 1000 Value ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Property & Casualty Insurance - 1.7%
179	Allstate Corp.	$20,721
49	American Financial Group, Inc.	6,014
100	Arch Capital Group Ltd. ADR (a)(c)	7,507
56	Axis Capital Holdings Ltd. ADR (c)	3,166
198	Chubb Ltd. ADR (c)	39,909
80	Cincinnati Financial Corp.	8,515
182	Fidelity National Financial, Inc.	6,459
70	First American Financial Corp.	4,033
21	Hanover Insurance Group, Inc.	2,511
137	Loews Corp.	7,887
2	Markel Corp. (a)	2,737
196	Old Republic International Corp.	4,953
7	RLI Corp.	973
29	Selective Insurance Group, Inc.	2,794
161	Travelers Cos., Inc.	29,164
51	W.R. Berkley Corp.	3,005
		150,348
Publishing - 0.0% (b)
9	New York Times Co. - Class A	358
158	News Corp. - Class A	2,782
49	News Corp. - Class B	870
		4,010
Rail Transportation - 0.7%
357	CSX Corp.	10,938
59	Norfolk Southern Corp.	11,979
192	Union Pacific Corp.	37,574
		60,491
Real Estate Development - 0.0% (b)
14	Howard Hughes Corp. (a)	1,083

Real Estate Services - 0.2%
93	CBRE Group, Inc. - Class A (a)	7,129
35	Jones Lang LaSalle, Inc. (a)	4,866
23	Zillow Group, Inc. - Class A (a)	984
93	Zillow Group, Inc. - Class C (a)	4,049
		17,028
Regional Banks - 1.6%
77	Bank OZK	2,750
21	BOK Financial Corp.	1,761
343	Citizens Financial Group, Inc.	10,612
30	Commerce Bancshares, Inc.	1,676
29	Cullen/Frost Bankers, Inc.	3,197
98	East West Bancorp, Inc.	5,066
17	First Financial Bankshares, Inc.	497
371	First Horizon Corp.	6,511
57	First Republic Bank (d)	200
973	Huntington Bancshares, Inc.	10,898
119	M&T Bank Corp.	14,970
462	New York Community Bancorp, Inc.	4,939
49	Pinnacle Financial Partners, Inc.	2,657

Strive 1000 Value ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
49	Popular, Inc. ADR (c)	$2,940
63	Prosperity Bancshares, Inc.	3,945
688	Regions Financial Corp.	12,563
60	SouthState Corp.	4,139
98	Synovus Financial Corp.	3,018
926	Truist Financial Corp.	30,169
91	United Bankshares, Inc.	3,015
119	Webster Financial Corp.	4,439
73	Western Alliance Bancorp (d)	2,710
42	Wintrust Financial Corp.	2,872
105	Zions Bancorp N.A.	2,925
		138,469
Reinsurance - 0.3%
28	Everest Re Group Ltd. ADR (c)	10,584
49	Reinsurance Group of America, Inc.	6,974
30	RenaissanceRe Holdings Ltd. ADR (c)	6,462
		24,020
Renewable Electricity - 0.0% (b)
21	Clearway Energy, Inc. - Class A	609
56	Clearway Energy, Inc. - Class C	1,701
30	NextEra Energy Partners LP	1,725
		4,035
Research & Consulting Services - 0.1%
7	CACI International, Inc. - Class A (a)	2,193
65	Clarivate PLC ADR (a)(c)	576
56	Dun & Bradstreet Holdings, Inc.	626
18	Jacobs Solutions, Inc.	2,078
3	KBR, Inc.	170
35	Leidos Holdings, Inc.	3,264
24	Science Applications International Corp.	2,449
		11,356
Restaurants - 0.7%
150	Aramark	5,205
50	Darden Restaurants, Inc.	7,597
141	McDonald’s Corp.	41,701
60	Starbucks Corp.	6,857
2	Texas Roadhouse, Inc.	221
21	Wendy’s Co.	464
16	Yum! Brands, Inc.	2,249
		64,294
Semiconductor Materials & Equipment - 0.1%
64	Amkor Technology, Inc.	1,432
36	Applied Materials, Inc.	4,069
4	Lam Research Corp.	2,096
35	MKS Instruments, Inc.	2,935
		10,532
Semiconductors - 2.4%
77	Analog Devices, Inc.	13,851
7	Cirrus Logic, Inc. (a)	601
2,929	Intel Corp.	90,975
95	Marvell Technology, Inc.	3,751

Strive 1000 Value ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
764	Micron Technology, Inc.	$49,171
17	Qorvo, Inc. (a)	1,565
171	Qualcomm, Inc.	19,973
98	Skyworks Solutions, Inc.	10,378
11	Synaptics, Inc. (a)	974
80	Texas Instruments, Inc.	13,376
81	Wolfspeed, Inc. (a)	3,771
		208,386
Soft Drinks & Non-alcoholic Beverages - 1.0%
631	Coca-Cola Co.	40,479
604	Keurig Dr. Pepper, Inc.	19,751
142	PepsiCo, Inc.	27,106
		87,336
Specialized Consumer Services - 0.1%
140	ADT, Inc.	938
95	H&R Block, Inc.	3,221
7	Service Corp. International	491
		4,650
Specialized Finance - 0.0% (b)
204	SoFi Technologies, Inc. (a)	1,271

Specialty Chemicals - 0.9%
21	Ashland, Inc.	2,134
74	Axalta Coating Systems Ltd. ADR (a)(c)	2,336
70	Celanese Corp.	7,437
322	DuPont de Nemours, Inc.	22,450
84	Eastman Chemical Co.	7,079
44	Ecolab, Inc.	7,385
169	International Flavors & Fragrances, Inc.	16,386
65	PPG Industries, Inc.	9,117
7	RPM International, Inc.	574
		74,898
Steel - 0.7%
354	Cleveland-Cliffs, Inc. (a)	5,445
80	Commercial Metals Co.	3,735
178	Nucor Corp.	26,376
42	Reliance Steel & Aluminum Co.	10,408
115	Steel Dynamics, Inc.	11,954
148	United States Steel Corp.	3,386
		61,304
Systems Software - 0.3%
7	Dolby Laboratories, Inc. - Class A	586
168	Gen Digital, Inc.	2,969
52	Oracle Corp.	4,925
7	Teradata Corp. (a)	271
158	VMware, Inc. - Class A (a)	19,755
		28,506
Technology Distributors - 0.1%
43	Arrow Electronics, Inc. (a)	4,920
28	TD SYNNEX Corp.	2,493
		7,413

Strive 1000 Value ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Technology Hardware, Storage & Peripherals - 0.7%
175	Dell Technologies, Inc. - Class C	$7,611
896	Hewlett Packard Enterprise Co.	12,831
630	HP, Inc.	18,717
113	NetApp, Inc.	7,107
140	Seagate Technology Holdings PLC ADR (c)	8,228
210	Western Digital Corp. (a)	7,232
		61,726
Tobacco - 2.0%
1,281	Altria Group, Inc.	60,860
1,099	Philip Morris International, Inc.	109,867
		170,727
Trading Companies & Distributors - 0.3%
70	Air Lease Corp.	2,815
14	Fastenal Co.	754
80	Ferguson PLC ADR (c)	11,266
35	MSC Industrial Direct Co., Inc. - Class A	3,176
14	United Rentals, Inc.	5,056
7	Watsco, Inc.	2,425
35	Wesco International, Inc.	5,040
		30,532
Transaction & Payment Processing Services - 0.5%
14	Euronet Worldwide, Inc. (a)	1,550
413	Fidelity National Information Services, Inc.	24,251
114	Global Payments, Inc.	12,849
266	Western Union Co.	2,907
		41,557
Water Utilities - 0.1%
22	American Water Works Co., Inc.	3,262
22	Essential Utilities, Inc.	939
		4,201
Wireless Telecommunication Services - 0.2%
150	T-Mobile U.S., Inc. (a)	21,585

	TOTAL COMMON STOCKS (Cost $8,328,122)	8,358,141

REAL ESTATE INVESTMENT TRUSTS - 3.9%
Data Center REITs - 0.1%
85	Digital Realty Trust, Inc.	8,428

Diversified REITs - 0.1%
143	W.P. Carey, Inc.	10,611

Health Care REITs - 0.6%
266	Healthcare Realty Trust, Inc.	5,261
259	Healthpeak Properties, Inc.	5,690
406	Medical Properties Trust, Inc.	3,561
161	Omega Healthcare Investors, Inc.	4,308
280	Ventas, Inc.	13,454
263	Welltower, Inc.	20,835
		53,109

Strive 1000 Value ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Hotel & Resort REITs - 0.1%
483	Host Hotels & Resorts, Inc.	$7,810

Industrial REITs - 0.1%
185	Americold Realty Trust, Inc.	5,474
3	EastGroup Properties, Inc.	500
24	First Industrial Realty Trust, Inc.	1,259
2	Prologis, Inc.	251
49	STAG Industrial, Inc.	1,660
		9,144
Mortgage REITs - 0.2%
456	AGNC Investment Corp.	4,519
326	Annaly Capital Management, Inc.	6,513
112	Blackstone Mortgage Trust, Inc. - Class A	2,043
322	Rithm Capital Corp.	2,628
203	Starwood Property Trust, Inc.	3,632
		19,335
Multi-Family Residential REITs - 0.4%
56	AvalonBay Communities, Inc.	10,101
14	Camden Property Trust	1,541
176	Equity Residential	11,132
29	Essex Property Trust, Inc.	6,372
14	Mid-America Apartment Communities, Inc.	2,153
115	UDR, Inc.	4,753
		36,052
Office REITs - 0.3%
114	Alexandria Real Estate Equities, Inc.	14,157
100	Boston Properties, Inc.	5,336
106	Cousins Properties, Inc.	2,312
77	Kilroy Realty Corp.	2,251
119	Vornado Realty Trust	1,786
		25,842
Other Specialized REITs - 0.5%
150	Gaming and Leisure Properties, Inc.	7,800
72	Iron Mountain, Inc.	3,977
42	Lamar Advertising Co. - Class A	4,439
725	VICI Properties, Inc.	24,606
		40,822
Retail REITs - 0.9%
42	Agree Realty Corp.	2,856
210	Brixmor Property Group, Inc.	4,479
37	Federal Realty Investment Trust	3,659
413	Kimco Realty Corp.	7,925
112	National Retail Properties, Inc.	4,872
338	Realty Income Corp.	21,240
91	Regency Centers Corp.	5,590
227	Simon Property Group, Inc.	25,724
91	Spirit Realty Capital, Inc.	3,500
		79,845

Strive 1000 Value ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Self-Storage REITs - 0.3%
58	CubeSmart	$2,638
17	Extra Space Storage, Inc.	2,585
29	Life Storage, Inc.	3,897
28	National Storage Affiliates Trust	1,079
63	Public Storage	18,574
		28,773
Telecom Tower REITs - 0.0% (b)
14	Crown Castle, Inc.	1,723

Timber REITs - 0.2%
59	Rayonier, Inc.	1,850
511	Weyerhaeuser Co.	15,284
		17,134
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $345,481)	338,628

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%
7,900	First American Government Obligations Fund - Class X, 4.73% (e)	7,900
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,900)	7,900

MONEY MARKET FUNDS - 0.4%
37,952	First American Government Obligations Fund - Class X, 4.73% (e)	37,952
	TOTAL MONEY MARKET FUNDS (Cost $37,952)	37,952

	TOTAL INVESTMENTS (Cost $8,719,455) - 100.0%	8,742,621
	Other Assets in Excess of Liabilities - 0.0% (b)	3,162
	TOTAL NET ASSETS - 100.0%	$8,745,783

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Foreign issued security.
(d)	This security or a portion of this security was out on loan as of April 30, 2023. Total loaned securities had a market value of $7,610 as of April 30, 2023.
(e)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Strive 1000 Growth ETF
Schedule of Investments
April 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 97.2%
Advertising - 0.1%
16	Interpublic Group of Cos., Inc.	$572
168	Trade Desk, Inc. - Class A (a)	10,809
		11,381
Aerospace & Defense - 1.1%
24	Axon Enterprise, Inc. (a)	5,057
28	BWX Technologies, Inc.	1,808
10	Curtiss-Wright Corp.	1,698
38	General Dynamics Corp.	8,297
19	HEICO Corp.	3,204
28	HEICO Corp. - Class A	3,758
3	Hexcel Corp.	216
66	Howmet Aerospace, Inc.	2,923
7	Huntington Ingalls Industries, Inc.	1,412
42	L3Harris Technologies, Inc.	8,196
62	Lockheed Martin Corp.	28,796
46	Northrop Grumman Corp.	21,218
28	Textron, Inc.	1,874
18	TransDigm Group, Inc.	13,770
14	Woodward, Inc.	1,344
		103,571
Agricultural & Farm Machinery - 0.5%
4	AGCO Corp.	496
105	Deere & Co.	39,692
38	Toro Co.	3,962
		44,150
Agricultural Products & Services - 0.1%
23	Archer-Daniels-Midland Co.	1,796
56	Darling Ingredients, Inc. (a)	3,336
		5,132
Air Freight & Logistics - 0.3%
8	C.H. Robinson Worldwide, Inc.	807
49	Expeditors International of Washington, Inc.	5,578
10	GXO Logistics, Inc. (a)	531
102	United Parcel Service, Inc. - Class B	18,341
		25,257
Alternative Carriers - 0.0% (b)
43	Iridium Communications, Inc.	2,729

Apparel Retail - 0.5%
24	Burlington Stores, Inc. (a)	4,627
128	Ross Stores, Inc.	13,661
415	TJX Cos., Inc.	32,710
		50,998
Apparel, Accessories & Luxury Goods - 0.2%
7	Columbia Sportswear Co.	585
46	Lululemon Athletica, Inc. (a)	17,477
49	Under Armour, Inc. - Class A (a)	435
56	Under Armour, Inc. - Class C (a)	450
		18,947

Strive 1000 Growth ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Application Software - 4.0%
42	ACI Worldwide, Inc. (a)	$1,064
176	Adobe, Inc. (a)	66,451
35	Ansys, Inc. (a)	10,987
70	AppLovin Corp. - Class A (a)	1,190
7	Aspen Technology, Inc. (a)	1,239
56	Atlassian Corp. - Class A (a)	8,269
84	Autodesk, Inc. (a)	16,362
84	Bentley Systems, Inc. - Class B	3,575
35	BILL Holdings, Inc. (a)	2,688
56	Black Knight, Inc. (a)	3,060
105	Cadence Design Systems, Inc. (a)	21,992
63	CCC Intelligent Solutions Holdings, Inc. (a)	547
56	Ceridian HCM Holding, Inc. (a)	3,555
35	Confluent, Inc. - Class A (a)	770
98	Datadog, Inc. - Class A (a)	6,603
77	DocuSign, Inc. (a)	3,807
105	Dropbox, Inc. - Class A (a)	2,136
77	Dynatrace, Inc. (a)	3,256
28	Elastic N.V. ADR (a)(c)	1,603
9	Fair Isaac Corp. (a)	6,552
28	Five9, Inc. (a)	1,816
7	Guidewire Software, Inc. (a)	533
14	HashiCorp, Inc. - Class A (a)	375
17	HubSpot, Inc. (a)	7,156
105	Intuit, Inc.	46,615
21	Manhattan Associates, Inc. (a)	3,479
84	Nutanix, Inc. - Class A (a)	2,014
644	Palantir Technologies, Inc. - Class A (a)	4,991
21	Paycom Software, Inc. (a)	6,098
14	Paylocity Holding Corp. (a)	2,706
14	Pegasystems, Inc.	639
28	Procore Technologies, Inc. (a)	1,495
42	PTC, Inc. (a)	5,283
35	Qualtrics International, Inc. - Class A (a)	628
35	RingCentral, Inc. - Class A (a)	965
37	Roper Technologies, Inc.	16,827
373	Salesforce, Inc. (a)	73,992
28	Samsara, Inc. - Class A (a)	505
49	Smartsheet, Inc. - Class A (a)	2,003
63	Splunk, Inc. (a)	5,433
58	Synopsys, Inc. (a)	21,537
15	Tyler Technologies, Inc. (a)	5,685
113	Unity Software, Inc. (a)	3,048
77	Workday, Inc. - Class A (a)	14,333
84	Zoom Video Communications, Inc. - Class A (a)	5,160
		399,022
Asset Management & Custody Banks - 0.6%
23	Ameriprise Financial, Inc.	7,018
56	Ares Management Corp. - Class A	4,905
29	BlackRock, Inc.	19,465
178	Blackstone, Inc.	15,901

Strive 1000 Growth ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
147	Blue Owl Capital, Inc.	$1,655
164	KKR & Co., Inc.	8,703
28	SEI Investments Co.	1,649
14	TPG, Inc.	406
		59,702
Automobile Manufacturers - 1.8%
179	Lucid Group, Inc. (a)(d)	1,421
238	Rivian Automotive, Inc. - Class A (a)	3,051
1,043	Tesla, Inc. (a)	171,375
		175,847
Automotive Parts & Equipment - 0.1%
57	Aptiv PLC ADR (a)(c)	5,863
56	Gentex Corp.	1,545
84	QuantumScape Corp. (a)	588
		7,996
Automotive Retail - 0.4%
1	Advance Auto Parts, Inc.	126
7	AutoZone, Inc. (a)	18,643
2	Murphy USA, Inc.	550
24	O’Reilly Automotive, Inc. (a)	22,015
		41,334
Biotechnology - 2.6%
417	AbbVie, Inc.	63,017
49	Alnylam Pharmaceuticals, Inc. (a)	9,761
135	Amgen, Inc.	32,365
35	Apellis Pharmaceuticals, Inc. (a)	2,920
42	Arrowhead Pharmaceuticals, Inc. (a)	1,487
17	Biogen, Inc. (a)	5,172
70	BioMarin Pharmaceutical, Inc. (a)	6,723
28	CRISPR Therapeutics AG ADR (a)(c)	1,370
35	Denali Therapeutics, Inc. (a)	869
70	Exact Sciences Corp. (a)	4,485
119	Exelixis, Inc. (a)	2,178
119	Gilead Sciences, Inc.	9,783
56	Halozyme Therapeutics, Inc. (a)	1,799
91	Horizon Therapeutics PLC ADR (a)(c)	10,116
70	Incyte Corp. (a)	5,209
17	Ionis Pharmaceuticals, Inc. (a)	601
128	Moderna, Inc. (a)	17,010
35	Natera, Inc. (a)	1,775
35	Neurocrine Biosciences, Inc. (a)	3,536
39	Regeneron Pharmaceuticals, Inc. (a)	31,270
7	Sarepta Therapeutics, Inc. (a)	859
32	Seagen, Inc. (a)	6,400
8	United Therapeutics Corp. (a)	1,841
100	Vertex Pharmaceuticals, Inc. (a)	34,073
		254,619
Brewers - 0.0% (b)
3	Boston Beer Co., Inc. - Class A (a)	953

Strive 1000 Growth ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Broadline Retail - 3.8%
3,455	Amazon.com, Inc. (a)	$364,330
105	eBay, Inc.	4,875
49	Etsy, Inc. (a)	4,950
		374,155
Building Products - 0.5%
28	A.O. Smith Corp.	1,912
28	Advanced Drainage Systems, Inc.	2,400
28	Allegion PLC ADR (c)	3,093
14	Armstrong World Industries, Inc.	961
17	Carlisle Cos., Inc.	3,669
211	Carrier Global Corp.	8,824
7	Fortune Brands Innovations, Inc.	453
191	Johnson Controls International PLC ADR (c)	11,429
7	Lennox International, Inc.	1,973
23	Masco Corp.	1,231
65	Trane Technologies PLC ADR (c)	12,078
42	Trex Co., Inc. (a)	2,296
		50,319
Cable & Satellite - 0.1%
22	Charter Communications, Inc. - Class A (a)	8,111
7	Liberty Broadband Corp. - Class A (a)	592
49	Liberty Broadband Corp. - Class C (a)	4,154
105	Sirius XM Holdings, Inc.	399
		13,256
Cargo Ground Transportation - 0.3%
31	J.B. Hunt Transport Services, Inc.	5,434
10	Landstar System, Inc.	1,760
38	Old Dominion Freight Line, Inc.	12,175
9	Saia, Inc. (a)	2,680
25	U-Haul Holding Co.	1,353
		23,402
Casinos & Gaming - 0.1%
11	Boyd Gaming Corp.	763
24	Caesars Entertainment, Inc. (a)	1,087
14	Churchill Downs, Inc.	4,095
140	DraftKings, Inc. - Class A (a)	3,067
35	Light & Wonder, Inc. (a)	2,110
16	MGM Resorts International	719
		11,841
Commodity Chemicals - 0.0% (b)
28	Olin Corp.	1,551
22	Valvoline, Inc.	760
		2,311
Communications Equipment - 0.6%
91	Arista Networks, Inc. (a)	14,575
56	Ciena Corp. (a)	2,578
490	Cisco Systems, Inc.	23,153
15	F5, Inc. (a)	2,015
51	Juniper Networks, Inc.	1,538

Strive 1000 Growth ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
21	Lumentum Holdings, Inc. (a)	$1,013
58	Motorola Solutions, Inc.	16,901
		61,773
Construction & Engineering - 0.2%
35	AECOM	2,907
10	EMCOR Group, Inc.	1,710
9	MasTec, Inc. (a)	799
56	Quanta Services, Inc.	9,500
8	Valmont Industries, Inc.	2,324
84	WillScot Mobile Mini Holdings Corp. (a)	3,814
		21,054
Construction Machinery & Heavy Transportation Equipment - 0.3%
120	Caterpillar, Inc.	26,256
11	Cummins, Inc.	2,585
23	Westinghouse Air Brake Technologies Corp.	2,246
		31,087
Construction Materials - 0.2%
10	Eagle Materials, Inc.	1,482
23	Martin Marietta Materials, Inc.	8,354
49	Vulcan Materials Co.	8,581
		18,417
Consumer Electronics - 0.0% (b)
35	Garmin Ltd. ADR (c)	3,436

Consumer Finance - 0.1%
78	American Express Co.	12,585
1	Credit Acceptance Corp. (a)	490
		13,075
Consumer Staples Merchandise Retail - 1.7%
28	BJ’s Wholesale Club Holdings, Inc. (a)	2,138
172	Costco Wholesale Corp.	86,554
86	Dollar General Corp.	19,046
66	Dollar Tree, Inc. (a)	10,145
73	Target Corp.	11,516
226	Walmart, Inc.	34,119
		163,518
Copper - 0.1%
238	Freeport-McMoRan, Inc.	9,023

Data Processing & Outsourced Services - 0.2%
42	Broadridge Financial Solutions, Inc.	6,107
7	Concentrix Corp.	676
63	Genpact Ltd. ADR (c)	2,807
15	Maximus, Inc.	1,255
52	SS&C Technologies Holdings, Inc.	3,044
		13,889
Distillers & Vintners - 0.2%
17	Brown-Forman Corp. - Class A	1,120
119	Brown-Forman Corp. - Class B	7,746
44	Constellation Brands, Inc. - Class A	10,097
		18,963

Strive 1000 Growth ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Distributors - 0.1%
37	Genuine Parts Co.	$6,227
36	LKQ Corp.	2,078
14	Pool Corp.	4,918
		13,223
Diversified Financial Services - 0.1%
74	Apollo Global Management, Inc.	4,691

Diversified Support Services - 0.3%
32	Cintas Corp.	14,585
168	Copart, Inc. (a)	13,280
21	Ritchie Bros Auctioneers, Inc. ADR (c)	1,201
		29,066
Education Services - 0.0% (b)
14	Bright Horizons Family Solutions, Inc. (a)	1,066

Electric Utilities - 0.7%
24	Alliant Energy Corp.	1,323
126	Constellation Energy Corp.	9,752
29	Eversource Energy	2,251
7	IDACORP, Inc.	778
613	NextEra Energy, Inc.	46,974
7	PNM Resources, Inc.	337
56	Southern Co.	4,119
59	Xcel Energy, Inc.	4,125
		69,659
Electrical Components & Equipment - 0.6%
7	Acuity Brands, Inc.	1,102
87	AMETEK, Inc.	12,000
70	ChargePoint Holdings, Inc. (a)(d)	607
88	Eaton Corp. PLC ADR (c)	14,707
134	Emerson Electric Co.	11,157
21	Generac Holdings, Inc. (a)	2,147
14	Hubbell, Inc.	3,770
32	nVent Electric PLC ADR (c)	1,342
224	Plug Power, Inc. (a)	2,023
44	Rockwell Automation, Inc.	12,470
21	Sensata Technologies Holding PLC ADR (c)	912
119	Vertiv Holdings Co.	1,775
		64,012
Electronic Components - 0.2%
231	Amphenol Corp. - Class A	17,434
18	Coherent Corp. (a)	615
3	Corning, Inc.	100
7	Littelfuse, Inc.	1,696
		19,845
Electronic Equipment & Instruments - 0.3%
50	Cognex Corp.	2,385
70	Keysight Technologies, Inc. (a)	10,125
42	National Instruments Corp.	2,446
17	Teledyne Technologies, Inc. (a)	7,045

Strive 1000 Growth ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
98	Trimble, Inc. (a)	$4,616
21	Zebra Technologies Corp. - Class A (a)	6,049
		32,666
Electronic Manufacturing Services - 0.1%
60	TE Connectivity Ltd. ADR (c)	7,342

Environmental & Facilities Services - 0.5%
18	Clean Harbors, Inc. (a)	2,613
70	Republic Services, Inc.	10,123
91	Rollins, Inc.	3,845
21	Tetra Tech, Inc.	2,906
154	Waste Management, Inc.	25,572
		45,059
Fertilizers & Agricultural Chemicals - 0.2%
221	Corteva, Inc.	13,508
35	FMC Corp.	4,325
		17,833
Financial Exchanges & Data - 1.3%
39	Cboe Global Markets, Inc.	5,448
22	CME Group, Inc.	4,087
56	Coinbase Global, Inc. - Class A (a)(d)	3,012
14	FactSet Research Systems, Inc.	5,764
175	Intercontinental Exchange, Inc.	19,063
14	MarketAxess Holdings, Inc.	4,457
59	Moody’s Corp.	18,474
9	Morningstar, Inc.	1,605
29	MSCI, Inc.	13,991
158	Nasdaq, Inc.	8,748
126	S&P Global, Inc.	45,685
42	Tradeweb Markets, Inc. - Class A	2,957
		133,291
Food Distributors - 0.1%
140	Sysco Corp.	10,744

Food Retail - 0.0% (b)
7	Casey’s General Stores, Inc.	1,602

Footwear - 0.7%
22	Crocs, Inc. (a)	2,721
11	Deckers Outdoor Corp. (a)	5,273
477	NIKE, Inc. - Class B	60,445
63	On Holding AG - Class A ADR (a)(c)	2,044
18	Skechers USA, Inc. - Class A (a)	957
		71,440
Gas Utilities - 0.0% (b)
14	Atmos Energy Corp.	1,598

Gold - 0.0% (b)
21	Newmont Corp.	995
24	Royal Gold, Inc.	3,179
		4,174

Strive 1000 Growth ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Health Care Distributors - 0.0% (b)
28	Henry Schein, Inc. (a)	$2,263

Health Care Equipment - 3.4%
668	Abbott Laboratories	73,794
87	Baxter International, Inc.	4,148
71	Becton Dickinson & Co.	18,766
553	Boston Scientific Corp. (a)	28,822
148	Dexcom, Inc. (a)	17,958
238	Edwards Lifesciences Corp. (a)	20,939
49	Envista Holdings Corp. (a)	1,886
114	GE HealthCare Technologies, Inc. (a)	9,273
28	Globus Medical, Inc. - Class A (a)	1,628
84	Hologic, Inc. (a)	7,225
33	IDEXX Laboratories, Inc. (a)	16,241
10	Inspire Medical Systems, Inc. (a)	2,676
28	Insulet Corp. (a)	8,905
21	Integra LifeSciences Holdings Corp. (a)	1,162
135	Intuitive Surgical, Inc. (a)	40,665
21	Masimo Corp. (a)	3,972
29	Medtronic PLC ADR (c)	2,638
35	Novocure Ltd. ADR (a)(c)	2,307
14	Penumbra, Inc. (a)	3,978
56	ResMed, Inc.	13,494
14	Shockwave Medical, Inc. (a)	4,062
37	Steris PLC ADR (c)	6,976
128	Stryker Corp.	38,355
14	Teleflex, Inc.	3,815
31	Zimmer Biomet Holdings, Inc.	4,292
		337,977
Health Care Facilities - 0.1%
21	Acadia Healthcare Co., Inc. (a)	1,518
31	HCA Healthcare, Inc.	8,907
		10,425
Health Care Services - 0.2%
77	agilon health, Inc. (a)	1,869
6	Chemed Corp.	3,308
42	Cigna Group	10,638
35	Guardant Health, Inc. (a)	790
4	Laboratory Corp. of America Holdings	907
42	Oak Street Health, Inc. (a)	1,637
56	Option Care Health, Inc. (a)	1,800
18	Quest Diagnostics, Inc.	2,499
28	R1 RCM, Inc. (a)	437
		23,885
Health Care Supplies - 0.2%
28	Align Technology, Inc. (a)	9,108
18	Cooper Cos., Inc.	6,866
14	Dentsply Sirona, Inc.	587
7	ICU Medical, Inc. (a)	1,324
		17,885

Strive 1000 Growth ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Health Care Technology - 0.1%
35	Doximity, Inc. - Class A (a)	$1,286
35	Teladoc Health, Inc. (a)	929
56	Veeva Systems, Inc. - Class A (a)	10,028
		12,243
Home Furnishings - 0.0% (b)
56	Tempur Sealy International, Inc.	2,098

Home Improvement Retail - 1.6%
42	Floor & Decor Holdings, Inc. - Class A (a)	4,172
386	Home Depot, Inc.	116,008
189	Lowe’s Cos., Inc.	39,280
		159,460
Homebuilding - 0.1%
1	NVR, Inc. (a)	5,840
8	TopBuild Corp. (a)	1,804
		7,644
Homefurnishing Retail - 0.0% (b)
7	RH (a)	1,786
1	Wayfair, Inc. - Class A (a)	35
		1,821
Hotels, Resorts & Cruise Lines - 0.9%
133	Airbnb, Inc. - Class A (a)	15,916
14	Booking Holdings, Inc. (a)	37,608
14	Choice Hotels International, Inc.	1,785
105	Hilton Worldwide Holdings, Inc.	15,122
107	Marriott International, Inc. - Class A	18,119
14	Wyndham Hotels & Resorts, Inc.	955
		89,505
Household Products - 1.6%
91	Church & Dwight Co., Inc.	8,838
28	Clorox Co.	4,637
238	Colgate-Palmolive Co.	18,992
64	Kimberly-Clark Corp.	9,273
758	Procter & Gamble Co.	118,536
7	Reynolds Consumer Products, Inc.	196
		160,472
Human Resource & Employment Services - 0.5%
161	Automatic Data Processing, Inc.	35,420
120	Paychex, Inc.	13,183
7	Robert Half International, Inc.	511
14	TriNet Group, Inc. (a)	1,299
		50,413
Independent Power Producers & Energy Traders - 0.0% (b)
80	AES Corp.	1,893
50	Vistra Corp.	1,193
		3,086
Industrial Conglomerates - 0.4%
51	General Electric Co.	5,047
196	Honeywell International, Inc.	39,169
		44,216

Strive 1000 Growth ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Industrial Gases - 0.3%
85	Air Products and Chemicals, Inc.	$25,021

Industrial Machinery & Supplies & Components - 1.0%
14	Chart Industries, Inc. (a)	1,863
3	Crane Co. (a)	216
3	Crane NXT Co.	142
35	Donaldson Co., Inc.	2,224
42	Dover Corp.	6,139
7	Flowserve Corp.	234
56	Fortive Corp.	3,533
63	Graco, Inc.	4,995
28	IDEX Corp.	5,777
85	Illinois Tool Works, Inc.	20,565
140	Ingersoll Rand, Inc.	7,983
14	ITT, Inc.	1,182
18	Lincoln Electric Holdings, Inc.	3,020
14	Middleby Corp. (a)	1,972
21	Nordson Corp.	4,543
127	Otis Worldwide Corp.	10,833
32	Parker-Hannifin Corp.	10,396
28	Pentair PLC ADR (c)	1,626
10	RBC Bearings, Inc. (a)	2,270
4	Snap-on, Inc.	1,038
67	Xylem, Inc.	6,957
		97,508
Insurance Brokers - 0.9%
75	Aon PLC - Class A ADR (c)	24,389
77	Arthur J. Gallagher & Co.	16,021
91	Brown & Brown, Inc.	5,860
190	Marsh & McLennan Cos., Inc.	34,236
35	Ryan Specialty Holdings, Inc. (a)	1,430
37	Willis Towers Watson PLC ADR (c)	8,569
		90,505
Integrated Oil & Gas - 0.2%
38	Chevron Corp.	6,406
92	Exxon Mobil Corp.	10,887
		17,293
Interactive Home Entertainment - 0.5%
241	Activision Blizzard, Inc. (a)	18,728
105	Electronic Arts, Inc.	13,364
42	Playtika Holding Corp. (a)	420
133	Roblox Corp. - Class A (a)	4,735
63	Take-Two Interactive Software, Inc. (a)	7,830
		45,077
Interactive Media & Services - 6.0%
2,308	Alphabet, Inc. - Class A (a)	247,741
2,041	Alphabet, Inc. - Class C (a)	220,877
35	Bumble, Inc. - Class A (a)	637
495	Meta Platforms, Inc. - Class A (a)	118,958
224	Pinterest, Inc. - Class A (a)	5,152

Strive 1000 Growth ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
399	Snap, Inc. - Class A (a)	$3,475
7	Ziff Davis, Inc. (a)	512
133	ZoomInfo Technologies, Inc. (a)	2,914
		600,266
Internet Services & Infrastructure - 0.5%
63	Akamai Technologies, Inc. (a)	5,164
98	Cloudflare, Inc. - Class A (a)	4,611
63	GoDaddy, Inc. - Class A (a)	4,768
24	MongoDB, Inc. (a)	5,759
56	Okta, Inc. (a)	3,838
105	Snowflake, Inc. - Class A (a)	15,548
63	Twilio, Inc. - Class A (a)	3,314
35	VeriSign, Inc. (a)	7,763
		50,765
Investment Banking & Brokerage - 0.4%
590	Charles Schwab Corp.	30,822
18	Houlihan Lokey, Inc.	1,645
28	LPL Financial Holdings, Inc.	5,848
60	Raymond James Financial, Inc.	5,432
		43,747
IT Consulting & Other Services - 0.9%
254	Accenture PLC - Class A ADR (c)	71,194
28	Amdocs Ltd. ADR (c)	2,555
30	Cognizant Technology Solutions Corp. - Class A	1,791
21	EPAM Systems, Inc. (a)	5,931
29	Gartner, Inc. (a)	8,771
14	Globant S.A. ADR (a)(c)	2,196
		92,438
Leisure Facilities - 0.1%
35	Planet Fitness, Inc. - Class A (a)	2,910
14	Vail Resorts, Inc.	3,367
		6,277
Leisure Products - 0.1%
140	Mattel, Inc. (a)	2,520
7	Polaris, Inc.	761
35	YETI Holdings, Inc. (a)	1,381
		4,662
Life & Health Insurance - 0.1%
39	Aflac, Inc.	2,724
14	Globe Life, Inc.	1,519
4	Primerica, Inc.	730
		4,973
Life Sciences Tools & Services - 2.6%
35	10X Genomics, Inc. - Class A (a)	1,835
113	Agilent Technologies, Inc.	15,304
238	Avantor, Inc. (a)	4,636
8	Bio-Rad Laboratories, Inc. - Class A (a)	3,606
56	Bio-Techne Corp.	4,473
42	Bruker Corp.	3,323
21	Charles River Laboratories International, Inc. (a)	3,993

Strive 1000 Growth ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
258	Danaher Corp.	$61,123
30	ICON PLC ADR (a)(c)	5,781
59	Illumina, Inc. (a)	12,128
70	IQVIA Holdings, Inc. (a)	13,176
9	Medpace Holdings, Inc. (a)	1,801
9	Mettler-Toledo International, Inc. (a)	13,424
49	PerkinElmer, Inc.	6,394
21	Repligen Corp. (a)	3,184
35	Sotera Health Co. (a)	587
152	Thermo Fisher Scientific, Inc.	84,345
22	Waters Corp. (a)	6,608
28	West Pharmaceutical Services, Inc.	10,115
		255,836
Managed Health Care - 2.3%
60	Elevance Health, Inc.	28,119
35	HealthEquity, Inc. (a)	1,871
33	Humana, Inc.	17,506
22	Molina Healthcare, Inc. (a)	6,554
352	UnitedHealth Group, Inc.	173,216
		227,266
Metal, Glass & Plastic Containers - 0.1%
14	AptarGroup, Inc.	1,659
91	Ball Corp.	4,839
11	Crown Holdings, Inc.	944
		7,442
Movies & Entertainment - 1.0%
49	Endeavor Group Holdings, Inc. - Class A (a)	1,263
7	Liberty Media Corp. - Liberty Formula One - Class A (a)	453
51	Liberty Media Corp. - Liberty Formula One - Class C (a)	3,682
29	Live Nation Entertainment, Inc. (a)	1,966
168	Netflix, Inc. (a)	55,428
49	Roku, Inc. (a)	2,754
45	Spotify Technology S.A. ADR (a)(c)	6,012
221	Walt Disney Co. (a)	22,653
49	Warner Music Group Corp. - Class A	1,493
16	World Wrestling Entertainment, Inc. - Class A	1,715
		97,419
Multi-Sector Holdings - 1.0%
299	Berkshire Hathaway, Inc. - Class B (a)	98,236

Multi-Utilities - 0.2%
24	Ameren Corp.	2,135
49	CMS Energy Corp.	3,051
7	DTE Energy Co.	787
49	Sempra Energy	7,619
45	WEC Energy Group, Inc.	4,328
		17,920
Office Services & Supplies - 0.0% (b)
14	MSA Safety, Inc.	1,817

Strive 1000 Growth ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Oil & Gas Equipment & Services - 0.3%
77	ChampionX Corp.	$2,085
91	Halliburton Co.	2,980
178	NOV, Inc.	2,982
386	Schlumberger N.V. ADR (c)	19,049
		27,096
Oil & Gas Exploration & Production - 0.3%
109	ConocoPhillips	11,215
107	Hess Corp.	15,521
16	Matador Resources Co.	784
2	Texas Pacific Land Corp.	2,955
		30,475
Oil & Gas Storage & Transportation - 0.1%
36	Cheniere Energy, Inc.	5,508
21	New Fortress Energy, Inc.	636
28	ONEOK, Inc.	1,831
84	Targa Resources Corp.	6,345
		14,320
Other Specialty Retail - 0.3%
35	Chewy, Inc. - Class A (a)	1,085
9	Dick’s Sporting Goods, Inc.	1,305
21	Five Below, Inc. (a)	4,145
42	Tractor Supply Co.	10,013
18	Ulta Beauty, Inc. (a)	9,926
		26,474
Packaged Foods & Meats - 0.7%
30	Campbell Soup Co.	1,629
14	Conagra Brands, Inc.	531
28	Flowers Foods, Inc.	770
122	General Mills, Inc.	10,813
56	Hershey Co.	15,291
70	Hormel Foods Corp.	2,831
8	J.M. Smucker Co.	1,235
17	Kellogg Co.	1,186
53	Lamb Weston Holdings, Inc.	5,926
7	Lancaster Colony Corp.	1,464
67	McCormick & Co., Inc.	5,886
325	Mondelez International, Inc. - Class A	24,934
		72,496
Paper & Plastic Packaging Products & Materials - 0.1%
59	Amcor PLC ADR (c)	647
23	Avery Dennison Corp.	4,013
56	Graphic Packaging Holding Co.	1,381
24	Sealed Air Corp.	1,152
		7,193
Passenger Ground Transportation - 0.2%
112	Lyft, Inc. - Class A (a)	1,148
738	Uber Technologies, Inc. (a)	22,915
		24,063

Strive 1000 Growth ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Personal Care Products - 0.2%
58	BellRing Brands, Inc. (a)	$2,087
84	Estee Lauder Cos., Inc. - Class A	20,724
35	Olaplex Holdings, Inc. (a)	130
		22,941
Pharmaceuticals - 3.9%
246	Bristol-Myers Squibb Co.	16,425
63	Catalent, Inc. (a)	3,158
327	Eli Lilly & Co.	129,446
16	Jazz Pharmaceuticals PLC ADR (a)(c)	2,248
617	Johnson & Johnson	101,003
688	Merck & Co., Inc.	79,443
700	Pfizer, Inc.	27,223
112	Royalty Pharma PLC - Class A ADR (c)	3,937
162	Zoetis, Inc.	28,476
		391,359
Property & Casualty Insurance - 0.6%
81	Arch Capital Group Ltd. ADR (a)(c)	6,081
50	Chubb Ltd. ADR (c)	10,078
15	Cincinnati Financial Corp.	1,597
7	Erie Indemnity Co. - Class A	1,521
8	Kinsale Capital Group, Inc.	2,614
3	Markel Corp. (a)	4,106
225	Progressive Corp.	30,690
14	RLI Corp.	1,947
7	Selective Insurance Group, Inc.	674
49	W.R. Berkley Corp.	2,887
		62,195
Publishing - 0.0% (b)
49	New York Times Co. - Class A	1,948
58	News Corp. - Class A	1,021
7	News Corp. - Class B	124
		3,093
Rail Transportation - 0.6%
630	CSX Corp.	19,303
56	Norfolk Southern Corp.	11,370
130	Union Pacific Corp.	25,441
		56,114
Real Estate Development - 0.0% (b)
7	Howard Hughes Corp. (a)	542

Real Estate Services - 0.1%
65	CBRE Group, Inc. - Class A (a)	4,983
2	Zillow Group, Inc. - Class A (a)	86
9	Zillow Group, Inc. - Class C (a)	392
		5,461
Regional Banks - 0.0% (b)
21	Commerce Bancshares, Inc.	1,173
7	Cullen/Frost Bankers, Inc.	772

Strive 1000 Growth ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
56	First Financial Bankshares, Inc.	$1,639
38	First Republic Bank (d)	133
		3,717
Renewable Electricity - 0.0% (b)
15	NextEra Energy Partners LP	863

Research & Consulting Services - 0.6%
50	Booz Allen Hamilton Holding Corp.	4,786
4	CACI International, Inc. - Class A (a)	1,253
98	Clarivate PLC ADR (a)(c)	868
154	CoStar Group, Inc. (a)	11,850
98	Dun & Bradstreet Holdings, Inc.	1,095
49	Equifax, Inc.	10,211
14	FTI Consulting, Inc. (a)	2,527
37	Jacobs Solutions, Inc.	4,272
58	KBR, Inc.	3,290
35	Leidos Holdings, Inc.	3,264
7	Science Applications International Corp.	714
77	TransUnion	5,298
59	Verisk Analytics, Inc.	11,453
		60,881
Restaurants - 1.6%
7	Aramark	243
11	Chipotle Mexican Grill, Inc. (a)	22,744
18	Darden Restaurants, Inc.	2,735
14	Domino’s Pizza, Inc.	4,445
119	DoorDash, Inc. - Class A (a)	7,282
14	Dutch Bros, Inc. - Class A (a)	436
205	McDonald’s Corp.	60,629
400	Starbucks Corp.	45,716
21	Texas Roadhouse, Inc.	2,323
49	Wendy’s Co.	1,083
99	Yum! Brands, Inc.	13,917
		161,553
Semiconductor Materials & Equipment - 1.1%
303	Applied Materials, Inc.	34,248
51	Enphase Energy, Inc. (a)	8,374
56	Entegris, Inc.	4,196
55	KLA Corp.	21,260
49	Lam Research Corp.	25,680
7	MKS Instruments, Inc.	587
21	SolarEdge Technologies, Inc. (a)	5,998
63	Teradyne, Inc.	5,757
		106,100
Semiconductors - 6.1%
619	Advanced Micro Devices, Inc. (a)	55,320
154	Analog Devices, Inc.	27,702
158	Broadcom, Inc.	98,987
21	Cirrus Logic, Inc. (a)	1,802
38	First Solar, Inc. (a)	6,938
28	GlobalFoundries, Inc. ADR (a)(c)(d)	1,646

Strive 1000 Growth ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
56	Lattice Semiconductor Corp. (a)	$4,463
275	Marvell Technology, Inc.	10,857
207	Microchip Technology, Inc.	15,109
16	Monolithic Power Systems, Inc.	7,392
914	NVIDIA Corp.	253,626
99	NXP Semiconductors N.V. ADR (c)	16,210
165	ON Semiconductor Corp. (a)	11,873
28	Qorvo, Inc. (a)	2,578
337	Qualcomm, Inc.	39,362
14	Silicon Laboratories, Inc. (a)	1,950
7	Skyworks Solutions, Inc.	741
8	Synaptics, Inc. (a)	708
304	Texas Instruments, Inc.	50,829
14	Universal Display Corp.	1,868
1	Wolfspeed, Inc. (a)	47
		610,008
Soft Drinks & Non-alcoholic Beverages - 1.8%
14	Celsius Holdings, Inc. (a)	1,338
1,151	Coca-Cola Co.	73,837
9	Keurig Dr. Pepper, Inc.	294
294	Monster Beverage Corp. (a)	16,464
457	PepsiCo, Inc.	87,237
		179,170
Specialized Consumer Services - 0.0% (b)
56	Service Corp. International	3,931

Specialized Finance - 0.0% (b)
210	SoFi Technologies, Inc. (a)	1,308

Specialty Chemicals - 0.6%
44	Albemarle Corp.	8,160
7	Ashland, Inc.	711
28	Axalta Coating Systems Ltd. ADR (a)(c)	884
72	Ecolab, Inc.	12,084
406	Ginkgo Bioworks Holdings, Inc. (a)(d)	495
4	International Flavors & Fragrances, Inc.	388
53	PPG Industries, Inc.	7,434
45	RPM International, Inc.	3,691
91	Sherwin-Williams Co.	21,616
		55,463
Systems Software - 10.4%
84	Crowdstrike Holdings, Inc. - Class A (a)	10,084
21	Dolby Laboratories, Inc. - Class A	1,757
254	Fortinet, Inc. (a)	16,015
119	Gen Digital, Inc.	2,103
21	Gitlab, Inc. - Class A (a)	638
2,888	Microsoft Corp.	887,367
7	Monday.com Ltd. ADR (a)(c)	853
567	Oracle Corp.	53,706
114	Palo Alto Networks, Inc. (a)	20,800
77	SentinelOne, Inc. - Class A (a)	1,237

Strive 1000 Growth ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
77	ServiceNow, Inc. (a)	$35,375
35	Teradata Corp. (a)	1,355
98	UiPath, Inc. - Class A (a)	1,380
35	Zscaler, Inc. (a)	3,154
		1,035,824
Technology Distributors - 0.1%
51	CDW Corp.	8,649

Technology Hardware, Storage & Peripherals - 9.9%
5,793	Apple, Inc.	982,956
21	NetApp, Inc.	1,321
105	Pure Storage, Inc. - Class A (a)	2,397
		986,674
Trading Companies & Distributors - 0.4%
212	Fastenal Co.	11,414
35	Ferguson PLC ADR (c)	4,929
14	SiteOne Landscape Supply, Inc. (a)	2,068
18	United Rentals, Inc.	6,500
8	Watsco, Inc.	2,771
18	W.W. Grainger, Inc.	12,520
		40,202
Transaction & Payment Processing Services - 3.7%
70	Affirm Holdings, Inc. (a)	690
205	Block, Inc. (a)	12,462
8	Euronet Worldwide, Inc. (a)	886
226	Fiserv, Inc. (a)	27,599
28	FleetCor Technologies, Inc. (a)	5,990
39	Global Payments, Inc.	4,396
28	Jack Henry & Associates, Inc.	4,574
329	Mastercard, Inc. - Class A	125,030
438	PayPal Holdings, Inc. (a)	33,288
116	Toast, Inc. - Class A (a)	2,111
625	Visa, Inc. - Class A	145,456
19	WEX, Inc. (a)	3,370
		365,852
Water Utilities - 0.1%
58	American Water Works Co., Inc.	8,599
70	Essential Utilities, Inc.	2,989
		11,588
Wireless Telecommunication Services - 0.2%
156	T-Mobile U.S., Inc. (a)	22,448

	TOTAL COMMON STOCKS (Cost $8,972,756)	9,665,818

REAL ESTATE INVESTMENT TRUSTS - 2.3%
Data Center REITs - 0.3%
64	Digital Realty Trust, Inc.	6,346
35	Equinix, Inc.	25,343
		31,689

Strive 1000 Growth ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Health Care REITs - 0.0% (b)
64	Healthpeak Properties, Inc.	$1,406
37	Welltower, Inc.	2,931
		4,337
Industrial REITs - 0.5%
1	Americold Realty Trust, Inc.	30
14	EastGroup Properties, Inc.	2,332
49	First Industrial Realty Trust, Inc.	2,571
353	Prologis, Inc.	44,213
70	Rexford Industrial Realty, Inc.	3,904
42	STAG Industrial, Inc.	1,422
		54,472
Multi-Family Residential REITs - 0.2%
58	Apartment Income REIT Corp.	2,145
22	AvalonBay Communities, Inc.	3,968
35	Camden Property Trust	3,852
44	Equity Residential	2,783
8	Essex Property Trust, Inc.	1,758
36	Mid-America Apartment Communities, Inc.	5,537
60	UDR, Inc.	2,480
		22,523
Other Specialized REITs - 0.1%
10	Gaming and Leisure Properties, Inc.	520
79	Iron Mountain, Inc.	4,364
7	Lamar Advertising Co. - Class A	740
		5,624
Retail REITs - 0.1%
14	Agree Realty Corp.	952
7	Federal Realty Investment Trust	692
7	National Retail Properties, Inc.	304
56	Realty Income Corp.	3,519
14	Regency Centers Corp.	860
		6,327
Self-Storage REITs - 0.2%
63	CubeSmart	2,866
39	Extra Space Storage, Inc.	5,929
16	Life Storage, Inc.	2,150
16	National Storage Affiliates Trust	617
24	Public Storage	7,076
		18,638
Single-Family Residential REITs - 0.2%
112	American Homes 4 Rent - Class A	3,725
63	Equity LifeStyle Properties, Inc.	4,341
238	Invitation Homes, Inc.	7,942
49	Sun Communities, Inc.	6,808
		22,816
Telecom Tower REITs - 0.7%
178	American Tower Corp.	36,381
157	Crown Castle, Inc.	19,325
42	SBA Communications Corp.	10,957
		66,663

Strive 1000 Growth ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Timber REITs - 0.0% (b)
35	Rayonier, Inc.	$1,098
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $230,049)	232,751

RIGHTS - 0.0% (b)
Health Care Equipment - 0.0% (b)
4	Abiomed, Inc. (a)(e)(f)	-
	TOTAL RIGHTS (Cost $0)	-

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%
6,012	First American Government Obligations Fund - Class X, 4.73% (g)	6,012
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,012)	6,012

MONEY MARKET FUNDS - 0.4%
41,101	First American Government Obligations Fund - Class X, 4.73% (g)	41,101
	TOTAL MONEY MARKET FUNDS (Cost $41,101)	41,101

	TOTAL INVESTMENTS (Cost $9,249,918) - 100.0%	9,945,682
	Liabilities in Excess of Other Assets - (0.0%) (b)	(3,509)
	TOTAL NET ASSETS - 100.0%	$9,942,173

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Foreign issued security.
(d)	This security or a portion of this security was out on loan as of April 30, 2023. Total loaned securities had a market value of $5,739 as of April 30, 2023.
(e)	Value determined using significant unobservable inputs.
(f)	Security is deemed to be illiquid. The total value of illiquid securities represents 0.0% of net assets.
(g)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Strive U.S. Semiconductor ETF
Schedule of Investments
April 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 99.8%
Electronic Manufacturing Services - 4.1%
7,633	TE Connectivity Ltd. ADR (a)	$934,050

Semiconductor Materials & Equipment - 17.6%
8,981	Applied Materials, Inc.	1,015,122
3,414	Enphase Energy, Inc. (b)	560,579
3,805	Entegris, Inc.	285,071
2,341	KLA Corp.	904,890
2,118	Lam Research Corp.	1,110,001
1,699	MKS Instruments, Inc.	142,495
		4,018,158
Semiconductors - 78.1%
13,793	Advanced Micro Devices, Inc. (b)	1,232,680
5,405	Analog Devices, Inc.	972,251
2,663	Broadcom, Inc.	1,668,370
1,401	Cirrus Logic, Inc. (b)	120,192
2,596	First Solar, Inc. (b)	473,978
1,927	GlobalFoundries, Inc. ADR (a)(b)(c)	113,308
53,726	Intel Corp.	1,668,730
3,478	Lattice Semiconductor Corp. (b)	277,197
21,886	Marvell Technology, Inc.	864,059
12,597	Microchip Technology, Inc.	919,455
16,452	Micron Technology, Inc.	1,058,851
1,157	Monolithic Power Systems, Inc.	534,499
10,135	NVIDIA Corp.	2,812,361
11,080	ON Semiconductor Corp. (b)	797,317
1,440	Power Integrations, Inc.	104,803
2,588	Qorvo, Inc. (b)	238,303
13,391	Qualcomm, Inc.	1,564,069
2,730	Rambus, Inc. (b)	121,048
828	Silicon Laboratories, Inc. (b)	115,340
4,106	Skyworks Solutions, Inc.	434,825
1,001	Synaptics, Inc. (b)	88,649
8,839	Texas Instruments, Inc.	1,477,881
3,165	Wolfspeed, Inc. (b)	147,331
		17,805,497
	TOTAL COMMON STOCKS (Cost $20,502,552)	22,757,705

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.5%
108,428	First American Government Obligations Fund - Class X, 4.73% (d)	108,428
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $108,428)	108,428

Strive U.S. Semiconductor ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
MONEY MARKET FUNDS - 0.2%
38,030	First American Government Obligations Fund - Class X, 4.73% (d)	$38,030
	TOTAL MONEY MARKET FUNDS (Cost $38,030)	38,030

	TOTAL INVESTMENTS (Cost $20,649,010) - 100.5%	22,904,163
	Liabilities in Excess of Other Assets - (0.5%)	(115,544)
	TOTAL NET ASSETS - 100.0%	$22,788,619

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	This security or a portion of this security was out on loan as of April 30, 2023. Total loaned securities had a market value of $107,604 as of April 30, 2023.
(d)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Strive 500 ETF
Schedule of Investments
April 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 97.2%
Advertising - 0.1%
851	Omnicom Group, Inc.	$77,075
1,872	Trade Desk, Inc. - Class A (a)	120,444
		197,519
Aerospace & Defense - 1.7%
2,602	Boeing Co. (a)	538,042
1,053	General Dynamics Corp.	229,912
289	HEICO Corp. - Class A	38,792
155	HEICO Corp.	26,139
1,605	Howmet Aerospace, Inc.	71,085
819	L3Harris Technologies, Inc.	159,828
1,145	Lockheed Martin Corp.	531,795
594	Northrop Grumman Corp.	273,994
6,435	Raytheon Technologies Corp.	642,857
237	TransDigm Group, Inc.	181,305
		2,693,749
Agricultural & Farm Machinery - 0.3%
1,198	Deere & Co.	452,868

Agricultural Products & Services - 0.1%
2,371	Archer-Daniels-Midland Co.	185,128

Air Freight & Logistics - 0.6%
702	Expeditors International of Washington, Inc.	79,916
994	FedEx Corp.	226,413
3,225	United Parcel Service, Inc. - Class B	579,887
		886,216
Apparel Retail - 0.3%
1,456	Ross Stores, Inc.	155,399
4,694	TJX Cos., Inc.	369,981
		525,380
Apparel, Accessories & Luxury Goods - 0.2%
516	Lululemon Athletica, Inc. (a)	196,044
1,521	VF Corp.	35,759
		231,803
Application Software - 2.6%
936	Bentley Systems, Inc. - Class B	39,836
155	Tyler Technologies, Inc. (a)	58,750
1,310	Unity Software, Inc. (a)	35,331
843	Workday, Inc. - Class A (a)	156,916
936	Zoom Video Communications, Inc. - Class A (a)	57,498
		4,006,140
Asset Management & Custody Banks - 1.0%
468	Ameriprise Financial, Inc.	142,796
623	Ares Management Corp. - Class A	54,569
3,159	Bank of New York Mellon Corp.	134,542
603	BlackRock, Inc.	404,734
3,042	Blackstone, Inc.	271,742
1,872	Blue Owl Capital, Inc.	21,079

Strive 500 ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
1,287	Franklin Resources, Inc.	$34,595
2,818	KKR & Co., Inc.	149,551
845	Northern Trust Corp.	66,045
1,521	State Street Corp.	109,907
936	T. Rowe Price Group, Inc.	105,141
		1,494,701
Automobile Manufacturers - 1.5%
17,082	Ford Motor Co.	202,934
6,014	General Motors Co.	198,703
2,457	Lucid Group, Inc. (a)(b)	19,509
2,231	Rivian Automotive, Inc. - Class A (a)	28,601
11,764	Tesla, Inc. (a)	1,932,943
		2,382,690
Automotive Parts & Equipment - 0.1%
1,170	Aptiv PLC ADR (a)(c)	120,346

Automotive Retail - 0.3%
71	AutoZone, Inc. (a)	189,095
702	CarMax, Inc. (a)	49,161
280	O’Reilly Automotive, Inc. (a)	256,847
		495,103
Biotechnology - 2.4%
7,781	AbbVie, Inc.	1,175,865
518	Alnylam Pharmaceuticals, Inc. (a)	103,186
2,340	Amgen, Inc.	560,992
603	Biogen, Inc. (a)	183,451
819	BioMarin Pharmaceutical, Inc. (a)	78,657
5,436	Gilead Sciences, Inc.	446,894
965	Horizon Therapeutics PLC ADR (a)(c)	107,269
819	Incyte Corp. (a)	60,942
1,445	Moderna, Inc. (a)	192,026
447	Regeneron Pharmaceuticals, Inc. (a)	358,400
585	Seagen, Inc. (a)	117,000
1,156	Vertex Pharmaceuticals, Inc. (a)	393,884
		3,778,566
Broadcasting - 0.1%
1,305	Fox Corp. - Class A	43,404
585	Fox Corp. - Class B	17,866
25	Paramount Global - Class A	662
2,492	Paramount Global - Class B	58,138
		120,070
Broadline Retail - 3.0%
38,962	Amazon.com, Inc. (a)	4,108,543
3,627	Coupang, Inc. (a)	60,789
2,457	eBay, Inc.	114,079
509	Etsy, Inc. (a)	51,424
200	MercadoLibre, Inc. (a)	255,498
		4,590,333

Strive 500 ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Building Products - 0.4%
197	Carlisle Cos., Inc.	$42,522
3,627	Carrier Global Corp.	151,681
3,042	Johnson Controls International PLC ADR (c)	182,033
969	Trane Technologies PLC ADR (c)	180,050
		556,286
Cable & Satellite - 0.6%
408	Charter Communications, Inc. - Class A (a)	150,430
18,677	Comcast Corp. - Class A	772,667
46	Liberty Broadband Corp. - Class A (a)	3,888
504	Liberty Broadband Corp. - Class C (a)	42,729
2,938	Sirius XM Holdings, Inc.	11,164
		980,878
Cargo Ground Transportation - 0.1%
351	J.B. Hunt Transport Services, Inc.	61,527
414	Old Dominion Freight Line, Inc.	132,641
		194,168
Casinos & Gaming - 0.1%
1,404	Las Vegas Sands Corp. (a)	89,645
1,321	MGM Resorts International	59,339
		148,984
Commercial & Residential Mortgage Finance - 0.0% (d)
468	Rocket Cos., Inc. - Class A (a)(b)	4,170

Commodity Chemicals - 0.2%
3,059	Dow, Inc.	166,410
1,081	LyondellBasell Industries N.V. - Class A ADR (c)	102,273
		268,683
Communications Equipment - 0.7%
1,053	Arista Networks, Inc. (a)	168,648
16,380	Cisco Systems, Inc.	773,955
721	Motorola Solutions, Inc.	210,099
12	Ubiquiti, Inc.	2,791
		1,155,493
Computer & Electronics Retail - 0.0% (d)
846	Best Buy Co., Inc.	63,044

Construction & Engineering - 0.1%
600	Quanta Services, Inc.	101,784

Construction Machinery & Heavy Transportation Equipment - 0.6%
2,256	Caterpillar, Inc.	493,613
606	Cummins, Inc.	142,434
2,106	PACCAR, Inc.	157,297
734	Westinghouse Air Brake Technologies Corp.	71,690
		865,034
Construction Materials - 0.1%
250	Martin Marietta Materials, Inc.	90,800
585	Vulcan Materials Co.	102,445
		193,245

Strive 500 ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Consumer Electronics - 0.0% (d)
702	Garmin Ltd. ADR (c)	$68,915

Consumer Finance - 0.5%
2,365	American Express Co.	381,569
1,638	Capital One Financial Corp.	159,377
1,170	Discover Financial Services	121,060
2,040	Synchrony Financial	60,200
		722,206
Consumer Staples Merchandise Retail - 1.7%
1,942	Costco Wholesale Corp.	977,253
955	Dollar General Corp.	211,494
936	Dollar Tree, Inc. (a)	143,873
1,989	Target Corp.	313,765
6,203	Walmart, Inc.	936,467
		2,582,852
Copper - 0.2%
6,201	Freeport-McMoRan, Inc.	235,080
361	Southern Copper Corp.	27,736
		262,816
Data Processing & Outsourced Services - 0.1%
499	Broadridge Financial Solutions, Inc.	72,560
936	SS&C Technologies Holdings, Inc.	54,793
		127,353
Distillers & Vintners - 0.2%
171	Brown-Forman Corp. - Class A	11,265
1,287	Brown-Forman Corp. - Class B	83,771
716	Constellation Brands, Inc. - Class A	164,301
		259,337
Distributors - 0.1%
585	Genuine Parts Co.	98,461
196	Pool Corp.	68,859
		167,320
Diversified Banks - 2.8%
30,475	Bank of America Corp.	892,308
8,424	Citigroup, Inc.	396,518
2,925	Fifth Third Bancorp	76,635
12,672	JPMorgan Chase & Co.	1,751,777
3,978	KeyCorp	44,792
1,755	PNC Financial Services Group, Inc.	228,589
5,817	U.S. Bancorp	199,407
16,848	Wells Fargo & Co.	669,708
		4,259,734
Diversified Financial Services - 0.1%
1,676	Apollo Global Management, Inc.	106,242

Diversified Support Services - 0.2%
361	Cintas Corp.	164,533
1,872	Copart, Inc. (a)	147,982
		312,515

Strive 500 ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Drug Retail - 0.1%
3,042	Walgreens Boots Alliance, Inc.	$107,231

Electric Utilities - 1.8%
1,053	Alliant Energy Corp.	58,062
2,223	American Electric Power Co., Inc.	205,450
280	Avangrid, Inc.	11,273
1,404	Constellation Energy Corp.	108,670
3,393	Duke Energy Corp.	335,500
1,638	Edison International	120,557
850	Entergy Corp.	91,443
960	Evergy, Inc.	59,626
1,521	Eversource Energy	118,045
4,212	Exelon Corp.	178,757
2,340	FirstEnergy Corp.	93,132
8,624	NextEra Energy, Inc.	660,857
7,554	PG&E Corp. (a)	129,249
3,159	PPL Corp.	90,726
4,697	Southern Co.	345,464
2,340	Xcel Energy, Inc.	163,589
		2,770,400
Electrical Components & Equipment - 0.5%
965	AMETEK, Inc.	133,102
1,755	Eaton Corp. PLC ADR (c)	293,296
2,574	Emerson Electric Co.	214,311
483	Rockwell Automation, Inc.	136,887
		777,596
Electronic Components - 0.2%
2,574	Amphenol Corp. - Class A	194,260
3,276	Corning, Inc.	108,829
		303,089
Electronic Equipment & Instruments - 0.2%
737	Keysight Technologies, Inc. (a)	106,600
181	Teledyne Technologies, Inc. (a)	75,006
1,053	Trimble, Inc. (a)	49,596
234	Zebra Technologies Corp. - Class A (a)	67,399
		298,601
Electronic Manufacturing Services - 0.1%
1,404	TE Connectivity Ltd. ADR (c)	171,807

Environmental & Facilities Services - 0.3%
936	Republic Services, Inc.	135,364
1,053	Rollins, Inc.	44,489
1,786	Waste Management, Inc.	296,565
		476,418
Fertilizers & Agricultural Chemicals - 0.2%
842	CF Industries Holdings, Inc.	60,270
3,159	Corteva, Inc.	193,078
527	FMC Corp.	65,127
1,521	Mosaic Co.	65,175
		383,650

Strive 500 ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Financial Exchanges & Data - 1.1%
1,547	CME Group, Inc.	$287,386
173	FactSet Research Systems, Inc.	71,222
2,457	Intercontinental Exchange, Inc.	267,641
702	Moody’s Corp.	219,810
312	MSCI, Inc.	150,524
1,521	Nasdaq, Inc.	84,218
1,415	S&P Global, Inc.	513,051
468	Tradeweb Markets, Inc. - Class A	32,952
		1,626,804
Food Distributors - 0.1%
2,223	Sysco Corp.	170,593

Food Retail - 0.1%
702	Albertsons Cos., Inc. - Class A	14,672
2,808	Kroger Co.	136,553
		151,225
Footwear - 0.4%
5,432	NIKE, Inc. - Class B	688,343

Gas Utilities - 0.0% (d)
585	Atmos Energy Corp.	66,772

Gold - 0.1%
3,393	Newmont Corp.	160,828

Health Care Distributors - 0.3%
735	AmerisourceBergen Corp.	122,635
1,093	Cardinal Health, Inc.	89,735
596	McKesson Corp.	217,087
		429,457
Health Care Equipment - 2.8%
7,537	Abbott Laboratories	832,612
2,223	Baxter International, Inc.	105,993
1,221	Becton Dickinson & Co.	322,723
6,201	Boston Scientific Corp. (a)	323,196
1,677	Dexcom, Inc. (a)	203,487
2,691	Edwards Lifesciences Corp. (a)	236,754
1,547	GE HealthCare Technologies, Inc. (a)	125,833
1,053	Hologic, Inc. (a)	90,569
351	IDEXX Laboratories, Inc. (a)	172,748
272	Insulet Corp. (a)	86,507
1,542	Intuitive Surgical, Inc. (a)	464,481
5,782	Medtronic PLC ADR (c)	525,873
605	ResMed, Inc.	145,781
414	Steris PLC ADR (c)	78,060
1,440	Stryker Corp.	431,496
167	Teleflex, Inc.	45,511
936	Zimmer Biomet Holdings, Inc.	129,580
		4,321,204

Strive 500 ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Health Care Facilities - 0.2%
936	HCA Healthcare, Inc.	$268,941

Health Care Services - 0.6%
1,319	Cigna Group	334,090
5,733	CVS Health Corp.	420,286
369	Laboratory Corp. of America Holdings	83,656
486	Quest Diagnostics, Inc.	67,462
		905,494
Health Care Supplies - 0.1%
326	Align Technology, Inc. (a)	106,048
190	Cooper Cos., Inc.	72,476
		178,524
Health Care Technology - 0.1%
585	Veeva Systems, Inc. - Class A (a)	104,762

Home Improvement Retail - 1.2%
4,459	Home Depot, Inc.	1,340,108
2,613	Lowe’s Cos., Inc.	543,060
		1,883,168
Homebuilding - 0.2%
1,404	D.R. Horton, Inc.	154,187
1,053	Lennar Corp. - Class A	118,789
39	Lennar Corp. - Class B	3,815
13	NVR, Inc. (a)	75,920
		352,711
Hotels, Resorts & Cruise Lines - 0.7%
1,602	Airbnb, Inc. - Class A (a)	191,711
163	Booking Holdings, Inc. (a)	437,869
4,139	Carnival Corp. ADR (a)(c)	38,120
623	Expedia Group, Inc. (a)	58,537
1,170	Hilton Worldwide Holdings, Inc.	168,503
1,203	Marriott International, Inc. - Class A	203,716
		1,098,456
Household Products - 1.5%
1,053	Church & Dwight Co., Inc.	102,267
500	Clorox Co.	82,810
3,627	Colgate-Palmolive Co.	289,435
1,444	Kimberly-Clark Corp.	209,221
10,429	Procter & Gamble Co.	1,630,887
		2,314,620
Human Resource & Employment Services - 0.4%
1,794	Automatic Data Processing, Inc.	394,680
1,404	Paychex, Inc.	154,243
		548,923
Independent Power Producers & Energy Traders - 0.0% (d)
2,808	AES Corp.	66,437

Strive 500 ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Industrial Conglomerates - 0.8%
2,392	3M Co.	$254,078
4,680	General Electric Co.	463,180
2,925	Honeywell International, Inc.	584,532
		1,301,790
Industrial Gases - 0.7%
956	Air Products and Chemicals, Inc.	281,408
2,136	Linde PLC ADR (c)	789,145
		1,070,553
Industrial Machinery & Supplies & Components - 0.7%
603	Dover Corp.	88,134
1,521	Fortive Corp.	95,960
386	IDEX Corp.	79,640
1,170	Illinois Tool Works, Inc.	283,070
1,755	Ingersoll Rand, Inc.	100,070
1,872	Otis Worldwide Corp.	159,682
535	Parker-Hannifin Corp.	173,811
613	Stanley Black & Decker, Inc.	52,926
819	Xylem, Inc.	85,045
		1,118,338
Insurance Brokers - 0.7%
847	Aon PLC - Class A ADR (c)	275,427
936	Arthur J. Gallagher & Co.	194,744
1,053	Brown & Brown, Inc.	67,803
2,134	Marsh & McLennan Cos., Inc.	384,525
468	Willis Towers Watson PLC ADR (c)	108,389
		1,030,888
Integrated Oil & Gas - 2.4%
8,326	Chevron Corp.	1,403,597
17,979	Exxon Mobil Corp.	2,127,635
3,931	Occidental Petroleum Corp.	241,874
		3,773,106
Integrated Telecommunication Services - 0.8%
31,894	AT&T, Inc.	563,567
18,252	Verizon Communications, Inc.	708,725
		1,272,292
Interactive Home Entertainment - 0.3%
3,104	Activision Blizzard, Inc. (a)	241,212
1,170	Electronic Arts, Inc.	148,918
1,428	Roblox Corp. - Class A (a)	50,837
702	Take-Two Interactive Software, Inc. (a)	87,252
		528,219
Interactive Media & Services - 5.1%
26,109	Alphabet, Inc. - Class A (a)	2,802,540
23,049	Alphabet, Inc. - Class C (a)	2,494,363
1,287	Match Group, Inc. (a)	47,490
9,848	Meta Platforms, Inc. - Class A (a)	2,366,671
2,457	Pinterest, Inc. - Class A (a)	56,511
4,446	Snap, Inc. - Class A (a)	38,725
1,223	ZoomInfo Technologies, Inc. (a)	26,796
		7,833,096

Strive 500 ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Internet Services & Infrastructure - 0.3%
702	Akamai Technologies, Inc. (a)	$57,543
1,191	Cloudflare, Inc. - Class A (a)	56,037
269	MongoDB, Inc. (a)	64,549
622	Okta, Inc. (a)	42,626
1,170	Snowflake, Inc. - Class A (a)	173,254
738	Twilio, Inc. - Class A (a)	38,826
379	VeriSign, Inc. (a)	84,062
		516,897
Investment Banking & Brokerage - 1.0%
6,671	Charles Schwab Corp.	348,493
1,455	Goldman Sachs Group, Inc.	499,705
387	Interactive Brokers Group, Inc. - Class A	30,128
351	LPL Financial Holdings, Inc.	73,303
5,637	Morgan Stanley	507,161
819	Raymond James Financial, Inc.	74,144
		1,532,934
IT Consulting & Other Services - 1.0%
2,867	Accenture PLC - Class A ADR (c)	803,591
2,223	Cognizant Technology Solutions Corp. - Class A	132,735
234	EPAM Systems, Inc. (a)	66,091
310	Gartner, Inc. (a)	93,763
3,921	International Business Machines Corp.	495,654
		1,591,834
Life & Health Insurance - 0.4%
2,461	Aflac, Inc.	171,901
2,526	MetLife, Inc.	154,920
1,053	Principal Financial Group, Inc.	78,649
1,638	Prudential Financial, Inc.	142,506
		547,976
Life Sciences Tools & Services - 1.7%
1,287	Agilent Technologies, Inc.	174,298
2,691	Avantor, Inc. (a)	52,421
70	Bio-Rad Laboratories, Inc. - Class A (a)	31,555
194	Charles River Laboratories International, Inc. (a)	36,883
2,867	Danaher Corp.	679,221
702	Illumina, Inc. (a)	144,303
769	IQVIA Holdings, Inc. (a)	144,749
84	Mettler-Toledo International, Inc. (a)	125,286
508	PerkinElmer, Inc.	66,289
1,715	Thermo Fisher Scientific, Inc.	951,654
248	Waters Corp. (a)	74,489
327	West Pharmaceutical Services, Inc.	118,125
		2,599,273
Managed Health Care - 1.9%
2,457	Centene Corp. (a)	169,361
1,059	Elevance Health, Inc.	496,300
526	Humana, Inc.	279,038
242	Molina Healthcare, Inc. (a)	72,089
4,054	UnitedHealth Group, Inc.	1,994,933
		3,011,721

Strive 500 ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Metal, Glass & Plastic Containers - 0.0% (d)
1,404	Ball Corp.	$74,665

Movies & Entertainment - 1.1%
587	Endeavor Group Holdings, Inc. - Class A (a)	15,133
702	Live Nation Entertainment, Inc. (a)	47,582
1,902	Netflix, Inc. (a)	627,527
499	Spotify Technology S.A. ADR (a)(c)	66,666
7,956	Walt Disney Co. (a)	815,490
9,594	Warner Bros Discovery, Inc. (a)	130,574
490	Warner Music Group Corp. - Class A	14,930
		1,717,902
Multi-line Insurance - 0.2%
3,216	American International Group, Inc.	170,577
1,404	Hartford Financial Services Group, Inc.	99,670
		270,247
Multi-Sector Holdings - 1.2%
5,671	Berkshire Hathaway, Inc. - Class B (a)	1,863,207

Multi-Utilities - 0.8%
1,170	Ameren Corp.	104,095
2,691	CenterPoint Energy, Inc.	81,995
1,287	CMS Energy Corp.	80,129
1,521	Consolidated Edison, Inc.	149,773
3,633	Dominion Energy, Inc.	207,590
873	DTE Energy Co.	98,134
2,106	Public Service Enterprise Group, Inc.	133,099
1,350	Sempra Energy	209,912
1,404	WEC Energy Group, Inc.	135,023
		1,199,750
Oil & Gas Equipment & Services - 0.4%
4,212	Baker Hughes Co.	123,159
3,627	Halliburton Co.	118,784
6,225	Schlumberger N.V. ADR (c)	307,204
		549,147
Oil & Gas Exploration & Production - 1.1%
5,417	ConocoPhillips	557,355
3,393	Coterra Energy, Inc.	86,861
2,808	Devon Energy Corp.	150,031
736	Diamondback Energy, Inc.	104,659
2,530	EOG Resources, Inc.	302,259
1,438	EQT Corp.	50,100
1,202	Hess Corp.	174,362
2,745	Marathon Oil Corp.	66,319
961	Pioneer Natural Resources Co.	209,066
20	Texas Pacific Land Corp.	29,553
		1,730,565

Strive 500 ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Oil & Gas Refining & Marketing - 0.4%
2,025	Marathon Petroleum Corp.	$247,050
2,106	Phillips 66	208,494
1,666	Valero Energy Corp.	191,040
		646,584
Oil & Gas Storage & Transportation - 0.4%
1,059	Cheniere Energy, Inc.	162,027
8,658	Kinder Morgan, Inc.	148,485
1,872	ONEOK, Inc.	122,448
961	Targa Resources Corp.	72,584
5,265	Williams Cos., Inc.	159,319
		664,863
Other Specialty Retail - 0.1%
373	Chewy, Inc. - Class A (a)	11,567
468	Tractor Supply Co.	111,571
193	Ulta Beauty, Inc. (a)	106,426
		229,564
Packaged Foods & Meats - 1.0%
842	Campbell Soup Co.	45,721
2,106	Conagra Brands, Inc.	79,944
2,574	General Mills, Inc.	228,134
626	Hershey Co.	170,936
1,287	Hormel Foods Corp.	52,046
393	J.M. Smucker Co.	60,683
1,170	Kellogg Co.	81,631
3,393	Kraft Heinz Co.	133,243
1,053	McCormick & Co., Inc.	92,506
5,967	Mondelez International, Inc. - Class A	457,788
1,287	Tyson Foods, Inc. - Class A	80,425
		1,483,057
Paper & Plastic Packaging Products & Materials - 0.1%
6,552	Amcor PLC ADR (c)	71,875
1,638	International Paper Co.	54,234
		126,109
Passenger Airlines - 0.2%
2,808	Delta Air Lines, Inc. (a)	96,342
2,574	Southwest Airlines Co.	77,966
1,404	United Airlines Holdings, Inc. (a)	61,495
		235,803
Passenger Ground Transportation - 0.2%
8,202	Uber Technologies, Inc. (a)	254,672

Personal Care Products - 0.2%
936	Estee Lauder Cos., Inc. - Class A	230,930

Pharmaceuticals - 4.3%
9,243	Bristol-Myers Squibb Co.	617,155
3,873	Eli Lilly & Co.	1,533,166
11,426	Johnson & Johnson	1,870,436
11,015	Merck & Co., Inc.	1,271,902
24,466	Pfizer, Inc.	951,483

Strive 500 ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
1,563	Royalty Pharma PLC - Class A ADR (c)	$54,939
5,265	Viatris, Inc.	49,122
2,025	Zoetis, Inc.	355,955
		6,704,158
Property & Casualty Insurance - 0.9%
1,170	Allstate Corp.	135,439
1,521	Arch Capital Group Ltd. ADR (a)(c)	114,181
1,663	Chubb Ltd. ADR (c)	335,194
702	Cincinnati Financial Corp.	74,721
847	Loews Corp.	48,762
42	Markel Corp. (a)	57,478
2,574	Progressive Corp.	351,094
998	Travelers Cos., Inc.	180,778
844	W.R. Berkley Corp.	49,728
		1,347,375
Rail Transportation - 0.6%
9,142	CSX Corp.	280,111
977	Norfolk Southern Corp.	198,360
2,691	Union Pacific Corp.	526,629
		1,005,100
Real Estate Services - 0.1%
1,314	CBRE Group, Inc. - Class A (a)	100,731

Regional Banks - 0.3%
2,106	Citizens Financial Group, Inc.	65,160
759	First Republic Bank (b)	2,664
6,084	Huntington Bancshares, Inc.	68,141
728	M&T Bank Corp.	91,582
3,978	Regions Financial Corp.	72,638
5,733	Truist Financial Corp.	186,781
		486,966
Research & Consulting Services - 0.3%
1,755	CoStar Group, Inc. (a)	135,047
500	Equifax, Inc.	104,190
508	Jacobs Solutions, Inc.	58,654
819	TransUnion	56,355
702	Verisk Analytics, Inc.	136,265
		490,511
Restaurants - 1.4%
117	Chipotle Mexican Grill, Inc. (a)	241,912
500	Darden Restaurants, Inc.	75,965
139	Domino’s Pizza, Inc.	44,128
1,080	DoorDash, Inc. - Class A (a)	66,085
3,195	McDonald’s Corp.	944,921
4,914	Starbucks Corp.	561,621
1,755	Yum China Holdings, Inc.	107,371
1,214	Yum! Brands, Inc.	170,664
		2,212,667
Semiconductor Materials & Equipment - 0.8%
3,655	Applied Materials, Inc.	413,125
585	Enphase Energy, Inc. (a)	96,057

Strive 500 ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
602	KLA Corp.	$232,697
585	Lam Research Corp.	306,587
234	SolarEdge Technologies, Inc. (a)	66,837
702	Teradyne, Inc.	64,149
		1,179,452
Semiconductors - 5.0%
7,020	Advanced Micro Devices, Inc. (a)	627,377
2,223	Analog Devices, Inc.	399,873
1,795	Broadcom, Inc.	1,124,567
402	First Solar, Inc. (a)	73,397
276	GlobalFoundries, Inc. ADR (a)(b)(c)	16,229
17,974	Intel Corp.	558,272
3,627	Marvell Technology, Inc.	143,194
2,340	Microchip Technology, Inc.	170,797
4,797	Micron Technology, Inc.	308,735
176	Monolithic Power Systems, Inc.	81,307
10,356	NVIDIA Corp.	2,873,686
1,872	ON Semiconductor Corp. (a)	134,709
4,867	Qualcomm, Inc.	568,466
702	Skyworks Solutions, Inc.	74,342
3,978	Texas Instruments, Inc.	665,122
		7,820,073
Soft Drinks & Non-alcoholic Beverages - 1.6%
16,966	Coca-Cola Co.	1,088,369
3,744	Keurig Dr. Pepper, Inc.	122,429
3,276	Monster Beverage Corp. (a)	183,456
6,005	PepsiCo, Inc.	1,146,294
		2,540,548
Specialty Chemicals - 0.6%
486	Albemarle Corp.	90,134
390	Celanese Corp.	41,434
1,989	DuPont de Nemours, Inc.	138,673
1,087	Ecolab, Inc.	182,442
1,082	International Flavors & Fragrances, Inc.	104,911
1,053	PPG Industries, Inc.	147,694
1,053	Sherwin-Williams Co.	250,130
		955,418
Steel - 0.2%
1,097	Nucor Corp.	162,553
716	Steel Dynamics, Inc.	74,428
		236,981
Systems Software - 7.5%
936	Crowdstrike Holdings, Inc. - Class A (a)	112,367
2,925	Fortinet, Inc. (a)	184,421
32,212	Microsoft Corp.	9,897,459
6,747	Oracle Corp.	639,076
1,292	Palo Alto Networks, Inc. (a)	235,738
866	ServiceNow, Inc. (a)	397,858
961	VMware, Inc. - Class A (a)	120,154
361	Zscaler, Inc. (a)	32,526
		11,619,599

Strive 500 ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Technology Distributors - 0.1%
585	CDW Corp.	$99,210

Technology Hardware, Storage & Peripherals - 7.9%
69,711	Apple, Inc.	11,828,562
1,053	Dell Technologies, Inc. - Class C	45,795
5,616	Hewlett Packard Enterprise Co.	80,421
4,446	HP, Inc.	132,091
936	NetApp, Inc.	58,865
819	Seagate Technology Holdings PLC ADR (c)	48,133
1,325	Western Digital Corp. (a)	45,633
		12,239,500
Tobacco - 0.7%
7,722	Altria Group, Inc.	366,872
6,732	Philip Morris International, Inc.	672,998
		1,039,870
Trading Companies & Distributors - 0.2%
2,457	Fastenal Co.	132,285
284	United Rentals, Inc.	102,555
204	W.W. Grainger, Inc.	141,896
		376,736
Transaction & Payment Processing Services - 2.7%
2,303	Block, Inc. (a)	139,999
2,574	Fidelity National Information Services, Inc.	151,145
2,574	Fiserv, Inc. (a)	314,337
286	FleetCor Technologies, Inc. (a)	61,181
1,170	Global Payments, Inc.	131,871
3,711	Mastercard, Inc. - Class A	1,410,291
4,949	PayPal Holdings, Inc. (a)	376,124
7,112	Visa, Inc. - Class A	1,655,176
		4,240,124
Water Utilities - 0.1%
819	American Water Works Co., Inc.	121,417

Wireless Telecommunication Services - 0.3%
2,728	T-Mobile U.S., Inc. (a)	392,559

	TOTAL COMMON STOCKS (Cost $140,743,155)	150,454,112

REAL ESTATE INVESTMENT TRUSTS -2.3%
Data Center REITs - 0.2%
1,205	Digital Realty Trust, Inc.	119,476
390	Equinix, Inc.	282,391
		401,867
Diversified REITs - 0.0% (d)
876	W.P. Carey, Inc.	64,999

Health Care REITs - 0.2%
2,340	Healthpeak Properties, Inc.	51,410
1,755	Ventas, Inc.	84,328
2,043	Welltower, Inc.	161,847
		297,585

Strive 500 ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Industrial REITs - 0.3%
3,983	Prologis, Inc.	$498,871

Multi-Family Residential REITs - 0.3%
585	AvalonBay Communities, Inc.	105,517
468	Camden Property Trust	51,503
1,638	Equity Residential	103,604
265	Essex Property Trust, Inc.	58,228
484	Mid-America Apartment Communities, Inc.	74,439
1,404	UDR, Inc.	58,027
		451,318
Office REITs - 0.1%
702	Alexandria Real Estate Equities, Inc.	87,174
604	Boston Properties, Inc.	32,229
		119,403
Other Specialized REITs - 0.1%
4,212	VICI Properties, Inc.	142,955

Retail REITs - 0.2%
2,694	Realty Income Corp.	169,291
1,404	Simon Property Group, Inc.	159,101
		328,392
Self-Storage REITs - 0.2%
585	Extra Space Storage, Inc.	88,943
644	Public Storage	189,871
		278,814
Single-Family Residential REITs - 0.1%
2,691	Invitation Homes, Inc.	89,799
494	Sun Communities, Inc.	68,631
		158,430
Telecom Tower REITs - 0.5%
2,016	American Tower Corp.	412,050
1,872	Crown Castle, Inc.	230,425
468	SBA Communications Corp.	122,097
		764,572
Timber REITs - 0.1%
3,276	Weyerhaeuser Co.	97,985
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,562,553)	3,553,781

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.0% (d)
42,856	First American Government Obligations Fund - Class X, 4.73% (e)	42,856
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $42,856)	42,856

Strive 500 ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
MONEY MARKET FUNDS - 0.4%
668,275	First American Government Obligations Fund - Class X, 4.73% (e)	$668,275
	TOTAL MONEY MARKET FUNDS (Cost $668,275)	668,275

	TOTAL INVESTMENTS (Cost $145,016,839) - 99.9%	154,719,024
	Other Assets in Excess of Liabilities - 0.1%	163,840
	TOTAL NET ASSETS - 100.0%	$154,882,863

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan as of April 30, 2023. Total loaned securities had a market value of $39,327 as of April 30, 2023.
(c)	Foreign issued security.
(d)	Represents less than 0.05% of net assets.
(e)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Strive Small-Cap ETF
Schedule of Investments
April 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 93.4%
Aerospace & Defense - 1.9%
421	Aerojet Rocketdyne Holdings, Inc. (a)	$23,749
490	BWX Technologies, Inc.	31,644
451	Hexcel Corp.	32,508
385	Maxar Technologies, Inc.	20,297
319	Mercury Systems, Inc. (a)	15,207
156	Moog, Inc. - Class A	14,057
225	Parsons Corp. (a)	9,788
1,354	Rocket Lab USA, Inc. (a)	5,308
561	Spirit AeroSystems Holdings, Inc. - Class A	16,695
		169,253
Air Freight & Logistics - 0.3%
140	Forward Air Corp.	14,771
170	Hub Group, Inc. - Class A (a)	12,818
		27,589
Alternative Carriers - 0.4%
224	Cogent Communications Holdings, Inc.	15,465
3,641	Globalstar, Inc. (a)	3,299
5,477	Lumen Technologies, Inc.	12,980
		31,744
Aluminum - 0.1%
526	Arconic Corp. (a)	13,019

Apparel Retail - 0.9%
917	American Eagle Outfitters, Inc.	12,279
157	Boot Barn Holdings, Inc. (a)	11,378
490	Foot Locker, Inc.	20,575
1,239	Gap, Inc.	11,894
323	Urban Outfitters, Inc. (a)	8,740
396	Victoria’s Secret & Co. (a)	12,280
		77,146
Apparel, Accessories & Luxury Goods - 0.6%
198	Carter’s, Inc.	13,814
1,814	Hanesbrands, Inc.	9,505
291	Kontoor Brands, Inc.	13,144
1,048	Under Armour, Inc. - Class A (a)	9,296
1,016	Under Armour, Inc. - Class C (a)	8,169
		53,928
Application Software - 5.2%
590	ACI Worldwide, Inc. (a)	14,945
268	Alarm.com Holdings, Inc. (a)	12,781
275	Altair Engineering, Inc. - Class A (a)	18,989
316	Alteryx, Inc. - Class A (a)	12,997
95	Appfolio, Inc. - Class A (a)	13,264
892	AppLovin Corp. - Class A (a)	15,164
393	Asana, Inc. - Class A (a)	6,359
292	Blackbaud, Inc. (a)	20,252
304	Blackline, Inc. (a)	16,936
735	Box, Inc. - Class A (a)	19,448

Strive Small-Cap ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
204	Braze, Inc. - Class A (a)	$5,998
870	CCC Intelligent Solutions Holdings, Inc. (a)	7,552
437	Clear Secure, Inc. - Class A	10,571
126	Clearwater Analytics Holdings, Inc. - Class A (a)	1,942
315	Cvent Holding Corp. (a)	2,649
437	DoubleVerify Holdings, Inc. (a)	12,857
143	EngageSmart, Inc. (a)	2,455
289	Envestnet, Inc. (a)	18,317
371	Five9, Inc. (a)	24,056
799	Freshworks, Inc. - Class A (a)	10,675
191	Informatica, Inc. - Class A (a)	2,953
84	Instructure Holdings, Inc. (a)	2,229
337	Jamf Holding Corp. (a)	6,376
52	MicroStrategy, Inc. - Class A (a)	17,076
380	nCino Inc (a)	9,397
710	NCR Corp. (a)	15,826
289	New Relic, Inc. (a)	20,655
438	PagerDuty, Inc. (a)	13,166
331	Paycor HCM, Inc. (a)	7,779
242	Pegasystems, Inc.	11,040
232	PowerSchool Holdings, Inc. - Class A (a)	4,844
451	RingCentral, Inc. - Class A (a)	12,430
498	Sprinklr, Inc. - Class A (a)	5,956
245	Sprout Social, Inc. - Class A (a)	12,069
197	SPS Commerce, Inc. (a)	29,018
366	Verint Systems, Inc. (a)	13,355
245	Workiva, Inc. (a)	22,888
		455,264
Asset Management & Custody Banks - 1.0%
343	Artisan Partners Asset Management, Inc. - Class A	11,892
145	Cohen & Steers, Inc.	8,709
452	Federated Hermes, Inc.	18,708
252	Focus Financial Partners, Inc. - Class A (a)	13,089
171	Hamilton Lane, Inc. - Class A	12,599
744	Janus Henderson Group PLC ADR (b)	19,307
273	StepStone Group, Inc. - Class A	6,014
		90,318
Automobile Manufacturers - 0.3%
932	Fisker, Inc. (a)	6,002
268	Thor Industries, Inc.	21,177
		27,179
Automotive Parts & Equipment - 1.5%
504	Adient PLC ADR (a)(b)	18,618
672	Dana, Inc.	9,939
143	Dorman Products, Inc. (a)	12,321
225	Fox Factory Holding Corp. (a)	24,946
175	Gentherm, Inc. (a)	10,439
134	LCI Industries	15,137
1,173	Luminar Technologies, Inc. (a)(c)	7,061
1,228	QuantumScape Corp. (a)	8,596
150	Visteon Corp. (a)	21,058
		128,115

Strive Small-Cap ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Automotive Retail - 0.5%
116	Asbury Automotive Group, Inc. (a)	$22,441
257	Camping World Holdings, Inc. - Class A	5,754
73	Group 1 Automotive, Inc.	16,387
		44,582
Biotechnology - 4.9%
625	Acadia Pharmaceuticals, Inc. (a)	13,331
869	Alkermes PLC ADR (a)(b)	24,810
263	Alvotech S.A. ADR (a)(b)	2,577
1,492	Amicus Therapeutics, Inc. (a)	17,218
541	Arrowhead Pharmaceuticals, Inc. (a)	19,157
350	Beam Therapeutics, Inc. (a)	10,749
309	Blueprint Medicines Corp. (a)	15,774
356	Cerevel Therapeutics Holdings, Inc. (a)	10,338
401	CRISPR Therapeutics AG ADR (a)(b)	19,625
490	Cytokinetics, Inc. (a)	18,326
513	Denali Therapeutics, Inc. (a)	12,743
280	Immunovant, Inc. (a)	4,519
714	Insmed, Inc. (a)	13,923
422	Intellia Therapeutics, Inc. (a)	15,930
724	Iveric Bio, Inc. (a)	23,812
70	Madrigal Pharmaceuticals, Inc. (a)	21,840
275	Mirati Therapeutics, Inc. (a)	12,185
548	Natera, Inc. (a)	27,795
198	ProKidney Corp. ADR (a)(b)	1,869
193	Prometheus Biosciences, Inc. (a)	37,432
197	Prothena Corp. PLC ADR (a)(b)	10,366
397	PTC Therapeutics, Inc. (a)	21,891
623	Relay Therapeutics, Inc. (a)	7,084
415	Revolution Medicines, Inc. (a)	9,748
276	Sage Therapeutics, Inc. (a)	13,483
343	Ultragenyx Pharmaceutical, Inc. (a)	14,979
382	Vaxcyte, Inc. (a)	16,361
557	Vir Biotechnology, Inc. (a)	14,009
		431,874
Brewers - 0.2%
51	Boston Beer Co., Inc. - Class A (a)	16,193

Broadcasting - 0.2%
1,185	TEGNA, Inc.	20,263

Broadline Retail - 0.5%
581	Kohl’s Corp.	12,799
564	Nordstrom, Inc.	8,719
331	Ollie’s Bargain Outlet Holdings, Inc. (a)	21,598
		43,116
Building Products - 1.7%
225	AAON, Inc.	22,050
240	Armstrong World Industries, Inc.	16,478
575	AZEK Co., Inc. (a)	15,605
280	Griffon Corp.	7,966
499	Hayward Holdings, Inc. (a)	6,008

Strive Small-Cap ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
750	Resideo Technologies, Inc. (a)	$13,350
226	Simpson Manufacturing Co., Inc.	28,426
317	UFP Industries, Inc.	24,891
779	Zurn Elkay Water Solutions Corp. - Class C	16,787
		151,561
Cable & Satellite - 0.3%
38	Cable One, Inc.	28,820

Cargo Ground Transportation - 0.8%
263	Ryder System, Inc.	20,819
210	Schneider National, Inc. - Class B	5,496
294	Werner Enterprises, Inc.	13,280
596	XPO, Inc. (a)	26,331
		65,926
Casinos & Gaming - 0.7%
560	International Game Technology PLC (b)	15,758
813	Penn Entertainment, Inc. (a)	24,219
259	Red Rock Resorts, Inc. - Class A	12,639
485	Sportradar Holding AG - Class A ADR (a)(b)	5,611
		58,227
Coal & Consumable Fuels - 0.3%
94	Arch Resources, Inc.	11,492
161	Enviva, Inc.	3,462
637	Peabody Energy Corp. (a)	15,301
		30,255
Commercial & Residential Mortgage Finance - 1.3%
155	Enact Holdings, Inc.	3,742
569	Essent Group Ltd. ADR (b)	24,165
1,571	MGIC Investment Corp.	23,361
367	Mr. Cooper Group, Inc. (a)	16,992
126	PennyMac Financial Services, Inc.	7,874
840	Radian Group, Inc.	20,387
268	TFS Financial Corp.	3,227
161	Walker & Dunlop, Inc.	10,837
		110,585
Commercial Printing - 0.1%
231	Brady Corp. - Class A	11,788

Commodity Chemicals - 0.3%
296	Cabot Corp.	21,241
637	Tronox Holdings PLC ADR (b)	8,721
		29,962
Communications Equipment - 0.9%
301	Calix, Inc. (a)	13,756
674	Extreme Networks, Inc. (a)	11,984
353	Lumentum Holdings, Inc. (a)	17,032
382	NetScout Systems, Inc. (a)	10,394
392	Viasat, Inc. (a)	13,732
1,176	Viavi Solutions, Inc. (a)	10,537
		77,435

Strive Small-Cap ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Construction & Engineering - 1.3%
175	Ameresco, Inc. - Class A (a)	$7,280
1,018	API Group Corp. (a)	23,170
254	Arcosa, Inc.	17,155
192	Comfort Systems U.S.A., Inc.	28,702
162	Dycom Industries, Inc. (a)	15,004
750	Fluor Corp. (a)	21,795
		113,106
Construction Machinery & Heavy Transportation Equipment - 0.8%
490	Allison Transmission Holdings, Inc.	23,907
322	Federal Signal Corp.	16,544
350	Terex Corp.	15,606
428	Trinity Industries, Inc.	10,251
		66,308
Construction Materials - 0.5%
193	Eagle Materials, Inc.	28,605
631	Summit Materials, Inc. - Class A (a)	17,296
		45,901
Consumer Electronics - 0.2%
718	Sonos, Inc. (a)	15,179

Consumer Finance - 0.9%
203	FirstCash Holdings, Inc.	20,915
526	Navient Corp.	8,700
64	Nelnet, Inc. - Class A	6,163
648	OneMain Holdings, Inc.	24,864
1,330	SLM Corp.	19,977
		80,619
Consumer Staples Merchandise Retail - 0.1%
135	PriceSmart, Inc.	9,947

Data Processing & Outsourced Services - 0.5%
322	Maximus, Inc.	26,935
98	TTEC Holdings, Inc.	3,339
793	Verra Mobility Corp. (a)	13,441
		43,715
Diversified Chemicals - 0.3%
794	Chemours Co.	23,082

Diversified Financial Services - 0.2%
436	Jackson Financial, Inc. - Class A	15,700

Diversified Real Estate Activities - 0.1%
177	St. Joe Co.	7,275

Diversified Support Services - 0.3%
323	Driven Brands Holdings, Inc. (a)	9,916
84	UniFirst Corp.	13,749
		23,665

Strive Small-Cap ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Education Services - 1.0%
304	Bright Horizons Family Solutions, Inc. (a)	$23,140
644	Chegg, Inc. (a)	11,579
140	Duolingo, Inc. (a)	19,062
19	Graham Holdings Co. - Class B	10,936
163	Grand Canyon Education, Inc. (a)	19,348
		84,065
Electric Utilities - 1.7%
304	ALLETE, Inc.	18,964
605	Hawaiian Electric Industries, Inc.	23,722
268	IDACORP, Inc.	29,780
189	MGE Energy, Inc.	14,479
212	Otter Tail Corp.	15,253
455	PNM Resources, Inc.	21,899
536	Portland General Electric Co.	27,132
		151,229
Electrical Components & Equipment - 1.3%
764	Array Technologies, Inc. (a)	15,624
210	Atkore, Inc. (a)	26,529
1,479	ChargePoint Holdings, Inc. (a)(c)	12,823
92	Encore Wire Corp.	14,382
225	EnerSys	18,668
206	Fluence Energy, Inc. (a)	3,720
729	Shoals Technologies Group, Inc. - Class A (a)	15,229
443	SunPower Corp. (a)	5,856
114	Vicor Corp. (a)	4,899
		117,730
Electronic Components - 0.5%
225	Belden, Inc.	17,750
98	Rogers Corp. (a)	15,773
679	Vishay Intertechnology, Inc.	14,456
		47,979
Electronic Equipment & Instruments - 0.8%
197	Advanced Energy Industries, Inc.	17,040
163	Badger Meter, Inc.	21,570
233	Itron, Inc. (a)	12,442
840	Vontier Corp.	22,789
		73,841
Electronic Manufacturing Services - 0.5%
162	IPG Photonics Corp. (a)	18,627
142	Plexus Corp. (a)	12,421
294	Sanmina Corp. (a)	15,364
		46,412
Environmental & Facilities Services - 0.7%
343	ABM Industries, Inc.	14,605
267	Casella Waste Systems, Inc. - Class A (a)	23,763
478	Stericycle, Inc. (a)	21,821
		60,189
Fertilizers & Agricultural Chemicals - 0.2%
221	Scotts Miracle-Gro Co.	14,765

Strive Small-Cap ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Food Distributors - 0.1%
312	United Natural Foods, Inc. (a)	$8,508

Food Retail - 0.5%
501	Grocery Outlet Holding Corp. (a)	14,920
561	Sprouts Farmers Market, Inc. (a)	19,444
86	Weis Markets, Inc.	7,094
		41,458
Footwear - 0.2%
378	Steven Madden Ltd.	13,245

Forest Products - 0.2%
345	Louisiana-Pacific Corp.	20,610

Gas Utilities - 1.3%
484	National Fuel Gas Co.	27,056
515	New Jersey Resources Corp.	26,595
288	ONE Gas, Inc.	22,162
344	Southwest Gas Holdings, Inc.	19,264
277	Spire, Inc.	18,761
		113,838
Health Care Distributors - 0.2%
366	AdaptHealth Corp. (a)	4,348
497	Patterson Cos., Inc.	13,474
		17,822
Health Care Equipment - 2.3%
262	Axonics, Inc. (a)	15,055
163	CONMED Corp.	20,468
271	Enovis Corp. (a)	15,786
261	Glaukos Corp. (a)	12,400
247	Inari Medical, Inc. (a)	16,406
364	Inmode Ltd. ADR (a)(b)	13,563
185	Integer Holdings Corp. (a)	15,235
385	Integra LifeSciences Holdings Corp. (a)	21,298
154	iRhythm Technologies, Inc. (a)	20,236
292	LivaNova PLC ADR (a)(b)	13,987
268	NuVasive, Inc. (a)	11,535
249	Omnicell, Inc. (a)	15,132
351	Tandem Diabetes Care, Inc. (a)	13,893
		204,994
Health Care Facilities - 0.7%
283	Ensign Group, Inc.	27,476
565	Select Medical Holdings Corp.	17,232
354	Surgery Partners, Inc. (a)	14,040
		58,748
Health Care Services - 1.3%
175	Agiliti, Inc. (a)	2,926
169	Amedisys, Inc. (a)	13,571
232	AMN Healthcare Services, Inc. (a)	20,033
49	CorVel Corp. (a)	9,899

Strive Small-Cap ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
557	Guardant Health, Inc. (a)	$12,566
294	MSP Recovery, Inc. (a)	182
828	Option Care Health, Inc. (a)	26,620
624	Premier, Inc. - Class A	20,798
318	Privia Health Group, Inc. (a)	8,786
		115,381
Health Care Supplies - 1.6%
267	Haemonetics Corp. (a)	22,351
122	ICU Medical, Inc. (a)	23,075
361	Lantheus Holdings, Inc. (a)	30,847
311	Merit Medical Systems, Inc. (a)	25,281
1,121	Neogen Corp. (a)	19,304
270	STAAR Surgical Co. (a)	19,027
		139,885
Health Care Technology - 0.6%
625	Certara, Inc. (a)	15,106
494	Evolent Health, Inc. - Class A (a)	17,987
386	GoodRx Holdings, Inc. - Class A (a)	1,803
781	Teladoc Health, Inc. (a)	20,720
		55,616
Heavy Electrical Equipment - 0.2%
896	Bloom Energy Corp. - Class A (a)	14,918
205	NuScale Power Corp. (a)	1,818
		16,736
Home Furnishings - 0.3%
694	Leggett & Platt, Inc.	22,423

Homebuilding - 1.6%
44	Cavco Industries, Inc. (a)	13,210
121	Installed Building Products, Inc.	15,037
399	KB Home	17,484
106	LGI Homes, Inc. (a)	12,593
312	MDC Holdings, Inc.	12,783
198	Meritage Homes Corp.	25,354
283	Skyline Champion Corp. (a)	20,990
553	Taylor Morrison Home Corp. (a)	23,829
		141,280
Hotels, Resorts & Cruise Lines - 0.5%
79	Global Business Travel Group I (a)	486
450	Hilton Grand Vacations, Inc. (a)	19,260
1,730	Sabre Corp. (a)	6,920
428	Travel + Leisure Co.	16,380
		43,046
Household Appliances - 0.1%
126	Helen of Troy Ltd. ADR (a)(b)	12,643

Household Products - 0.5%
379	Energizer Holdings, Inc.	12,670
210	Spectrum Brands Holdings, Inc.	13,965
70	WD-40 Co.	13,328
		39,963

Strive Small-Cap ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Human Resource & Employment Services - 1.2%
1,570	Alight, Inc. - Class A (a)	$14,522
269	ASGN, Inc. (a)	19,258
193	Insperity, Inc.	23,635
274	Korn Ferry	13,157
268	ManpowerGroup, Inc.	20,290
197	TriNet Group, Inc. (a)	18,278
		109,140
Industrial Machinery & Supplies & Components - 2.5%
175	Albany International Corp. - Class A	15,962
109	EnPro Industries, Inc.	10,275
301	Esab Corp.	17,566
135	ESCO Technologies, Inc.	12,632
695	Flowserve Corp.	23,206
204	Franklin Electric Co., Inc.	18,252
576	Gates Industrial Corp. PLC ADR (a)(b)	7,759
331	Hillenbrand, Inc.	15,100
169	John Bean Technologies Corp.	18,372
60	Kadant, Inc.	11,150
427	Kennametal, Inc.	11,085
294	Mueller Industries, Inc.	21,124
240	SPX Technologies, Inc. (a)	15,283
143	Watts Water Technologies, Inc. - Class A	23,127
		220,893
Insurance Brokers - 0.1%
309	BRP Group, Inc. - Class A (a)	7,784
106	Hagerty, Inc. - Class A (a)	1,061
		8,845
Interactive Home Entertainment - 0.1%
658	Playtika Holding Corp. (a)	6,580

Interactive Media & Services - 0.8%
457	Bumble, Inc. - Class A (a)	8,322
416	IAC, Inc. (a)	21,536
434	Rumble, Inc. (a)(c)	3,455
127	Shutterstock, Inc.	8,509
555	TripAdvisor, Inc. (a)	9,840
239	Ziff Davis, Inc. (a)	17,480
		69,142
Internet Services & Infrastructure - 0.2%
324	DigitalOcean Holdings, Inc. (a)	10,219
252	Squarespace, Inc. - Class A (a)	7,837
		18,056
Investment Banking & Brokerage - 0.9%
179	Evercore, Inc. - Class A	20,419
581	Lazard Ltd. - Class A ADR (b)	18,185
331	Moelis & Co. - Class A	12,538
92	Piper Sandler Cos.	12,460
119	PJT Partners, Inc. - Class A	8,184
512	Virtu Financial, Inc. - Class A	10,266
		82,052

Strive Small-Cap ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
IT Consulting & Other Services - 0.3%
1,079	Kyndryl Holdings, Inc. (a)	$15,602
176	Perficient, Inc. (a)	11,426
448	Thoughtworks Holding, Inc. (a)	2,791
		29,819
Leisure Facilities - 0.3%
207	Bowlero Corp. (a)	3,028
259	Life Time Group Holdings, Inc. (a)	5,385
190	SeaWorld Entertainment, Inc. (a)	10,195
375	Six Flags Entertainment Corp. (a)	9,101
		27,709
Leisure Products - 0.7%
176	Acushnet Holdings Corp.	8,823
1,626	Peloton Interactive, Inc. - Class A (a)	14,439
757	Topgolf Callaway Brands Corp. (a)	16,783
466	YETI Holdings, Inc. (a)	18,384
		58,429
Life & Health Insurance - 1.0%
443	American Equity Investment Life Holding Co.	17,073
366	Brighthouse Financial, Inc. (a)	16,177
597	CNO Financial Group, Inc.	13,397
88	F&G Annuities & Life, Inc.	1,613
2,620	Genworth Financial, Inc. - Class A (a)	15,222
897	Lincoln National Corp.	19,492
203	Trupanion, Inc. (a)	7,127
		90,101
Life Sciences Tools & Services - 0.8%
360	Azenta, Inc. (a)	15,656
583	Maravai LifeSciences Holdings, Inc. - Class A (a)	8,040
1,194	Pacific Biosciences of California, Inc. (a)	12,656
520	Sotera Health Co. (a)	8,720
546	Syneos Health, Inc. (a)	21,436
		66,508
Managed Health Care - 0.5%
436	Alignment Healthcare, Inc. (a)	2,742
442	HealthEquity, Inc. (a)	23,625
402	Progyny, Inc. (a)	13,362
		39,729
Marine Transportation - 0.4%
316	Kirby Corp. (a)	22,701
198	Matson, Inc.	13,470
		36,171
Metal, Glass & Plastic Containers - 0.4%
714	Ardagh Metal Packaging S.A. ADR (b)	2,913
136	Greif, Inc. - Class A	8,539
15	Greif, Inc. - Class B	1,181
816	O-I Glass, Inc. (a)	18,336
		30,969

Strive Small-Cap ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Movies & Entertainment - 0.4%
2,758	AMC Entertainment Holdings, Inc. - Class A (a)(c)	$15,169
86	Madison Square Garden Sports Corp.	17,243
		32,412
Multi-Utilities - 0.7%
389	Avista Corp.	17,143
351	Black Hills Corp.	22,917
301	NorthWestern Corp.	17,645
		57,705
Office Services & Supplies - 0.3%
199	MSA Safety, Inc.	25,820

Oil & Gas Drilling - 0.8%
507	Helmerich & Payne, Inc.	16,812
569	Noble Corp. PLC ADR (a)(b)	21,878
1,136	Patterson-UTI Energy, Inc.	12,712
3,581	Transocean Ltd. ADR (a)(b)	21,128
		72,530
Oil & Gas Equipment & Services - 0.7%
340	Cactus, Inc. - Class A	13,763
953	Liberty Energy, Inc.	12,208
1,115	NexTier Oilfield Solutions, Inc. (a)	9,009
121	ProFrac Holding Corp. - Class A (a)	1,355
381	Weatherford International PLC ADR (a)(b)	24,624
		60,959
Oil & Gas Exploration & Production - 1.7%
392	California Resources Corp.	15,876
333	Callon Petroleum Co. (a)	11,036
954	CNX Resources Corp. (a)	14,816
718	Comstock Resources, Inc.	8,257
203	Crescent Energy Co. - Class A	2,359
253	Denbury, Inc. (a)	23,625
71	HighPeak Energy, Inc.	1,403
913	Magnolia Oil & Gas Corp. - Class A	19,283
357	Northern Oil and Gas, Inc.	11,842
401	Sitio Royalties Corp. - Class A	10,181
653	SM Energy Co.	18,336
387	Viper Energy Partners LP	11,393
		148,407
Oil & Gas Refining & Marketing - 0.0% (d)
154	CVR Energy, Inc.	4,056

Oil & Gas Storage & Transportation - 1.2%
1,796	Antero Midstream Corp.	19,325
519	DT Midstream, Inc.	25,571
2,262	Equitrans Midstream Corp.	11,649
92	Excelerate Energy, Inc. - Class A	1,978
549	Golar LNG Ltd. ADR (a)(b)	12,462

Strive Small-Cap ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
84	Kinetik Holdings, Inc.	$2,587
988	Plains GP Holdings LP - Class A	13,239
289	Scorpio Tankers, Inc. ADR (b)	15,100
		101,911
Other Specialty Retail - 0.9%
413	Academy Sports & Outdoors, Inc.	26,234
805	Leslie’s, Inc. (a)	8,734
413	National Vision Holdings, Inc. (a)	8,690
238	ODP Corp. (a)	10,284
415	Petco Health & Wellness Co., Inc. (a)	4,133
228	Signet Jewelers Ltd. ADR (b)	16,776
		74,851
Packaged Foods & Meats - 1.7%
204	Cal-Maine Foods, Inc.	9,690
247	Freshpet, Inc. (a)	17,036
708	Hostess Brands, Inc. (a)	18,238
58	J&J Snack Foods Corp.	8,886
102	Lancaster Colony Corp.	21,330
281	Post Holdings, Inc. (a)	25,428
1	Seaboard Corp.	3,941
519	Simply Good Foods Co. (a)	18,876
79	Tootsie Roll Industries, Inc.	3,230
288	TreeHouse Foods, Inc. (a)	15,336
366	Utz Brands, Inc.	6,921
		148,912
Passenger Airlines - 0.2%
42	Copa Holdings S.A. - Class A ADR (b)	3,793
191	Frontier Group Holdings, Inc. (a)	1,813
422	JetBlue Airways Corp. (a)	3,013
1,446	Joby Aviation, Inc. (a)	6,261
		14,880
Personal Care Products - 0.8%
722	BellRing Brands, Inc. (a)	25,985
273	elf Beauty, Inc. (a)	25,323
100	Inter Parfums, Inc.	15,179
458	Olaplex Holdings, Inc. (a)	1,695
		68,182
Pharmaceuticals - 1.5%
277	Amylyx Pharmaceuticals, Inc. (a)	7,867
184	Axsome Therapeutics, Inc. (a)	13,162
507	Corcept Therapeutics, Inc. (a)	11,423
172	Harmony Biosciences Holdings, Inc. (a)	5,545
462	Intra-Cellular Therapies, Inc. (a)	28,713
716	Perrigo Co. PLC ADR (b)	26,628
259	Prestige Consumer Healthcare, Inc. (a)	15,936
429	Revance Therapeutics, Inc. (a)	13,655
157	Scilex Holding Co. (a)	1,137
276	Supernus Pharmaceuticals, Inc. (a)	10,173
		134,239
Property & Casualty Insurance - 1.1%
308	Assured Guaranty Ltd. ADR (b)	16,592
407	Axis Capital Holdings Ltd. ADR (b)	23,012

Strive Small-Cap ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
177	Hanover Insurance Group, Inc.	$21,162
332	Kemper Corp.	16,152
14	White Mountains Insurance Group Ltd. ADR (b)	20,050
		96,968
Publishing - 0.1%
224	John Wiley & Sons, Inc. - Class A	8,640

Real Estate Development - 0.2%
178	Howard Hughes Corp. (a)	13,772

Real Estate Operating Companies - 0.1%
616	Kennedy-Wilson Holdings, Inc.	10,336

Real Estate Services - 0.1%
854	Cushman & Wakefield PLC ADR (a)(b)	8,412

Regional Banks - 6.5%
343	Ameris Bancorp	11,491
813	Associated Banc-Corp	14,496
385	Atlantic Union Bankshares Corp.	11,019
308	Axos Financial, Inc. (a)	12,526
92	BancFirst Corp.	7,350
205	Bank of Hawaii Corp.	9,928
589	Bank OZK	21,039
401	BankUnited, Inc.	9,043
959	Cadence Bank	19,391
378	Cathay General Bancorp	12,047
1,149	Columbia Banking System, Inc.	24,543
203	Columbia Financial, Inc. (a)	3,406
275	Community Bank System, Inc.	13,739
693	CVB Financial Corp.	10,374
842	Eastern Bankshares, Inc.	9,809
953	First BanCorp ADR (b)	11,198
477	First Financial Bancorp	9,874
731	First Financial Bankshares, Inc.	21,389
690	First Hawaiian, Inc.	13,186
431	First Interstate BancSystem, Inc. - Class A	11,029
323	First Merchants Corp.	9,425
1,904	FNB Corp.	21,858
861	Fulton Financial Corp.	10,272
589	Glacier Bancorp, Inc.	19,572
443	Hancock Whitney Corp.	16,178
882	Home BancShares, Inc.	19,201
238	Independent Bank Corp.	13,328
183	Independent Bank Group, Inc.	6,658
303	International Bancshares Corp.	12,929
1,542	Old National Bancorp	20,678
507	Pacific Premier Bancorp, Inc.	11,276
617	PacWest Bancorp	6,263
375	Popular, Inc. ADR (b)	22,504
267	ServisFirst Bancshares, Inc.	13,483
708	Simmons First National Corp. - Class A	11,831

Strive Small-Cap ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
255	Texas Capital Bancshares, Inc. (a)	$12,814
226	UMB Financial Corp.	14,376
707	United Bankshares, Inc.	23,423
562	United Community Banks, Inc.	13,994
322	Wintrust Financial Corp.	22,015
329	WSFS Financial Corp.	11,571
		570,526
Reinsurance - 0.2%
56	Enstar Group Ltd. ADR (a)(b)	13,474

Renewable Electricity - 0.4%
254	Ormat Technologies, Inc.	21,796
518	Sunnova Energy International, Inc. (a)	9,303
		31,099
Research & Consulting Services - 0.4%
276	CBIZ, Inc. (a)	14,542
268	Exponent, Inc.	24,669
		39,211
Restaurants - 1.0%
115	Cracker Barrel Old Country Store, Inc.	12,208
169	Papa John’s International, Inc.	12,640
198	Shake Shack, Inc. - Class A (a)	10,852
918	Wendy’s Co.	20,288
158	Wingstop, Inc.	31,617
		87,605
Security & Alarm Services - 0.2%
238	Brink’s Co.	14,958

Semiconductor Materials & Equipment - 0.6%
178	Axcelis Technologies, Inc. (a)	21,057
295	Kulicke & Soffa Industries, Inc.	14,060
261	Onto Innovation, Inc. (a)	21,136
		56,253
Semiconductors - 2.3%
197	Ambarella, Inc. ADR (a)(b)	12,210
294	Cirrus Logic, Inc. (a)	25,222
427	Credo Technology Group Holding Ltd. ADR (a)(b)	3,463
245	Diodes, Inc. (a)	19,526
119	Impinj, Inc. (a)	10,521
287	MACOM Technology Solutions Holdings, Inc. (a)	16,744
413	MaxLinear, Inc. (a)	9,966
302	Power Integrations, Inc.	21,980
575	Rambus, Inc. (a)	25,495
172	Silicon Laboratories, Inc. (a)	23,960
86	SiTime Corp. (a)	9,328
210	Synaptics, Inc. (a)	18,598
		197,013
Silver - 0.2%
3,007	Hecla Mining Co.	18,192

Strive Small-Cap ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Soft Drinks & Non-alcoholic Beverages - 0.2%
26	Coca-Cola Consolidated, Inc.	$15,326
121	National Beverage Corp. (a)	6,014
		21,340
Specialized Consumer Services - 0.0% (d)
420	Mister Car Wash, Inc. (a)	3,704

Specialized Finance - 0.3%
4,046	SoFi Technologies, Inc. (a)	25,207

Specialty Chemicals - 2.2%
498	Avient Corp.	19,178
176	Balchem Corp.	23,126
1,205	Element Solutions, Inc.	21,871
6,238	Ginkgo Bioworks Holdings, Inc. (a)(c)	7,610
284	H.B. Fuller Co.	18,792
186	Ingevity Corp. (a)	13,344
127	Innospec, Inc.	12,907
952	Livent Corp. (a)	20,801
38	NewMarket Corp.	15,185
78	Quaker Chemical Corp.	14,557
234	Sensient Technologies Corp.	17,424
112	Stepan Co.	10,326
		195,121
Steel - 0.5%
74	Alpha Metallurgical Resources, Inc.	10,845
679	ATI, Inc. (a)	26,223
170	Worthington Industries, Inc.	10,096
		47,164
Systems Software - 1.5%
210	Appian Corp. - Class A (a)	7,886
231	CommVault Systems, Inc. (a)	13,460
226	Progress Software Corp.	12,403
182	Qualys, Inc. (a)	20,555
1,122	SentinelOne, Inc. - Class A (a)	18,031
590	Tenable Holdings, Inc. (a)	21,824
534	Teradata Corp. (a)	20,671
586	Varonis Systems, Inc. (a)	13,572
		128,402
Technology Distributors - 0.5%
485	Avnet, Inc.	20,011
182	Insight Enterprises, Inc. (a)	22,013
		42,024
Technology Hardware, Storage & Peripherals - 0.4%
245	Super Micro Computer, Inc. (a)	25,830
569	Xerox Holdings Corp.	8,916
		34,746
Tires & Rubber - 0.2%
1,478	Goodyear Tire & Rubber Co. (a)	15,770

Strive Small-Cap ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Trading Companies & Distributors - 2.8%
553	Air Lease Corp.	$22,242
203	Applied Industrial Technologies, Inc.	27,539
266	Beacon Roofing Supply, Inc. (a)	16,008
221	Boise Cascade Co.	15,097
382	Core & Main, Inc. - Class A (a)	9,955
194	GATX Corp.	22,099
220	GMS, Inc. (a)	12,773
136	Herc Holdings, Inc.	13,603
128	McGrath RentCorp	11,377
254	MSC Industrial Direct Co., Inc. - Class A	23,045
239	Rush Enterprises, Inc. - Class A	12,693
23	Rush Enterprises, Inc. - Class B	1,347
309	Triton International Ltd. ADR (b)	25,545
875	Univar Solutions, Inc. (a)	31,062
		244,385
Transaction & Payment Processing Services - 0.7%
1,061	Affirm Holdings, Inc. (a)	10,461
345	Evertec, Inc. ADR (b)	11,968
463	Flywire Corp. (a)	13,506
2,620	Marqeta, Inc. - Class A (a)	10,611
280	Shift4 Payments, Inc. - Class A (a)	18,976
		65,522
Water Utilities - 0.5%
205	American States Water Co.	18,194
294	California Water Service Group	16,488
142	SJW Group	10,781
		45,463
	TOTAL COMMON STOCKS (Cost $8,358,778)	8,175,359

REAL ESTATE INVESTMENT TRUSTS - 6.3%
Diversified REITs - 0.4%
900	Broadstone Net Lease, Inc.	14,553
757	Essential Properties Realty Trust, Inc.	18,736
		33,289
Health Care REITs - 0.5%
224	National Health Investors, Inc.	11,149
1,208	Physicians Realty Trust	17,419
1,295	Sabra Health Care REIT, Inc.	14,763
		43,331
Hotel & Resort REITs - 0.6%
1,093	Apple Hospitality REIT, Inc.	16,275
1,197	Park Hotels & Resorts, Inc.	14,424
280	Ryman Hospitality Properties, Inc.	25,105
		55,804
Industrial REITs - 0.6%
158	Innovative Industrial Properties, Inc.	10,831
1,436	LXP Industrial Trust	13,498
411	Terreno Realty Corp.	25,314
		49,643

Strive Small-Cap ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Mortgage REITs - 0.8%
961	Arbor Realty Trust, Inc.	$11,023
876	Blackstone Mortgage Trust, Inc. - Class A	15,978
618	Claros Mortgage Trust, Inc.	7,391
466	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,225
2,494	Rithm Capital Corp.	20,351
		67,968
Multi-Family Residential REITs - 0.2%
1,178	Independence Realty Trust, Inc.	19,614

Office REITs - 1.2%
606	Corporate Office Properties Trust	13,871
806	Cousins Properties, Inc.	17,579
890	Douglas Emmett, Inc.	11,463
574	Equity Commonwealth	11,893
596	Highwoods Properties, Inc.	13,660
617	Kilroy Realty Corp.	18,041
343	SL Green Realty Corp.	8,119
945	Vornado Realty Trust	14,184
		108,810
Other Specialized REITs - 0.5%
401	EPR Properties	16,826
443	Four Corners Property Trust, Inc.	11,301
763	Outfront Media, Inc.	12,712
		40,839
Retail REITs - 0.8%
1,163	Kite Realty Group Trust	24,097
1,173	Macerich Co.	11,718
623	Phillips Edison & Co., Inc.	19,649
1,051	SITE Centers Corp.	12,969
		68,433
Self-Storage REITs - 0.2%
449	National Storage Affiliates Trust	17,309
Timber REITs - 0.5%
429	PotlatchDeltic Corp.	19,833
777	Rayonier, Inc.	24,367
		44,200
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $592,661)	549,240

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.5%
44,794	First American Government Obligations Fund - Class X, 4.73% (e)	44,794
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $44,794)	44,794

Strive Small-Cap ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
MONEY MARKET FUNDS - 0.3%
28,182	First American Government Obligations Fund - Class X, 4.73% (e)	$28,182
	TOTAL MONEY MARKET FUNDS (Cost $28,182)	28,182

	TOTAL INVESTMENTS (Cost $9,024,415) - 100.5%	8,797,575
	Liabilities in Excess of Other Assets - (0.5%)	(41,470)
	TOTAL NET ASSETS - 100.0%	$8,756,105

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security or a portion of this security was out on loan as of April 30, 2023. Total loaned securities had a market value of $43,807 as of April 30, 2023.
(d)	Represents less than 0.05% of net assets.
(e)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Strive Emerging Markets Ex-China ETF
Schedule of Investments
April 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 96.2%
Bermuda - 0.2%
86,235	Commercial Bank PSQC	$138,876
887	Credicorp Ltd. ADR	120,171
		259,047
Brazil - 5.4%
116,094	Ambev S.A.	328,186
11,581	Atacadao S.A.	24,844
155,991	B3 S.A. - Brasil Bolsa Balcao	364,348
33,164	Banco Bradesco S.A.	81,916
60,194	Banco BTG Pactual S.A.	282,156
37,353	Banco do Brasil S.A.	320,149
98,347	Banco Santander Brasil S.A.	526,852
14,769	BB Seguridade Participacoes S.A.	100,704
11,323	Caixa Seguridade Participacoes S.A.	21,407
24,410	CCR S.A.	66,264
13,129	Centrais Eletricas Brasileiras S.A.	88,732
7,439	Cia de Saneamento Basico do Estado de Sao Paulo - Sabesp	68,338
6,099	Cia Energetica de Minas Gerais	24,566
4,126	Cia Paranaense de Energia	5,848
12,988	Cia Siderurgica Nacional S.A.	36,846
26,138	Cosan S.A.	78,082
4,107	CPFL Energia S.A.	27,164
8,923	Energisa S.A.	74,457
3,802	Engie Brasil Energia S.A.	31,397
20,801	Equatorial Energia S.A.	113,810
99,437	Hapvida Participacoes e Investimentos S.A. (a)(b)	54,425
8,810	Hypera S.A.	65,936
9,851	Itau Unibanco Holding S.A.	43,490
18,279	Itausa S.A.	32,140
15,270	JBS S.A.	54,494
24,584	Klabin S.A.	94,091
21,594	Localiza Rent a Car S.A.	250,930
21,593	Lojas Renner S.A.	68,401
62,714	Magazine Luiza S.A. (a)	41,618
23,452	Natura & Co. Holding S.A. (a)	52,003
4,305	Neoenergia S.A.	13,231
14,787	Petro Rio S.A. (a)	102,339
96,918	Petroleo Brasileiro S.A.	515,505
25,073	Raia Drogasil S.A.	132,106
23,066	Rede D’Or Sao Luiz S.A. (b)	105,531
26,625	Rumo S.A.	104,946
19,119	Sendas Distribuidora S.A.	46,611
20,786	Suzano S.A.	165,236
9,168	Telefonica Brasil S.A.	75,600
17,692	TIM S.A.	49,481
99,825	Vale S.A.	1,441,396
24,774	Vibra Energia S.A.	64,967
39,667	WEG S.A.	325,826
		6,566,369

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Cayman Islands - 0.3%
37,575	Chailease Holding Co., Ltd.	$272,562
12,984	Zhen Ding Technology Holding Ltd.	47,092
		319,654
Chile - 0.5%
3,032	AntarChile S.A.	25,601
1,379,345	Banco de Chile	146,862
1,626	Banco de Credito e Inversiones S.A.	49,047
1,343,925	Banco Santander Chile	64,262
30,734	Cencosud S.A.	62,629
411,034	Cia Sud Americana de Vapores S.A.	42,002
25,358	Empresas CMPC S.A.	39,737
11,292	Empresas Copec S.A.	78,572
428,883	Enel Americas S.A.	58,442
19,575	Falabella S.A.	41,975
11,147	Quinenco S.A.	45,776
		654,905
Colombia - 0.2%
1,555	Banco de Bogota S.A.	11,320
4,741	Bancolombia S.A.	36,330
85,145	Ecopetrol S.A.	41,467
4,412	Grupo de Inversiones Suramericana S.A.	39,528
55,944	Grupo Energia Bogota S.A. ESP	21,434
8,888	Interconexion Electrica S.A. ESP	34,432
		184,511
Czech Republic - 0.2%
3,428	CEZ AS	184,134
1,588	Komercni Banka AS	51,202
11,101	Moneta Money Bank AS (b)	40,706
		276,042
Greece - 0.2%
52,861	Eurobank Ergasias Services and Holdings S.A. - Class A (a)	74,557
4,048	Hellenic Telecommunications Organization S.A.	59,102
11,680	National Bank of Greece S.A. (a)	61,005
3,923	OPAP S.A.	66,830
		261,494
Hungary - 0.2%
10,306	MOL Hungarian Oil & Gas PLC	83,470
4,713	OTP Bank Nyrt	143,387
2,969	Richter Gedeon Nyrt	71,649
		298,506
India - 22.5%
1,140	ABB India Ltd.	47,613
1,768	ACC Ltd.	38,085
7,143	Adani Enterprises Ltd.	168,017
12,063	Adani Green Energy Ltd. (a)	140,181
16,653	Adani Ports & Special Economic Zone Ltd.	138,639
34,416	Adani Power Ltd. (a)	94,560
4,652	Adani Total Gas Ltd.	53,719
5,262	Adani Transmission Ltd. (a)	66,193
3,372	Adani Wilmar Ltd. (a)	16,970

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
660	Alkem Laboratories Ltd.	$28,307
13,041	Ambuja Cements Ltd. (a)	63,184
2,584	Apollo Hospitals Enterprise Ltd.	142,521
41,076	Ashok Leyland Ltd.	73,257
17,482	Asian Paints Ltd.	620,005
2,412	Astral Ltd.	42,663
8,707	AU Small Finance Bank Ltd. (b)	70,631
4,939	Avenue Supermarts Ltd. (a)(b)	211,954
70,326	Axis Bank Ltd.	739,041
2,411	Bajaj Auto Ltd.	130,571
6,563	Bajaj Finance Ltd.	503,644
11,440	Bajaj Finserv Ltd.	189,368
841	Bajaj Holdings & Investment Ltd.	70,374
1,666	Balkrishna Industries Ltd.	42,431
15,251	Bandhan Bank Ltd. (a)(b)	42,732
34,778	Bank of Baroda	79,788
6,061	Berger Paints India Ltd.	45,204
74,778	Bharat Electronics Ltd.	94,391
5,581	Bharat Forge Ltd.	54,650
17,016	Bharat Petroleum Corp. Ltd.	74,355
55,559	Bharti Airtel Ltd.	542,648
7,769	Biocon Ltd.	22,077
145	Bosch Ltd.	34,324
2,120	Britannia Industries Ltd.	117,962
10,440	Canara Bank	40,498
12,429	CG Power & Industrial Solutions Ltd.	46,907
9,253	Cholamandalam Investment and Finance Co., Ltd.	98,493
9,458	Cipla Ltddia	104,945
30,313	Coal India Ltd.	86,343
2,499	Colgate-Palmolive India Ltd.	48,709
5,556	Container Corp. of India Ltd.	41,529
13,968	Dabur India Ltd.	90,957
1,977	Dalmia Bharat Ltd.	48,224
2,385	Divi’s Laboratories Ltd.	95,238
13,325	DLF Ltd.	69,396
2,159	Dr. Reddy’s Laboratories Ltd.	130,059
2,720	Eicher Motors Ltd.	109,719
13,773	FSN E-Commerce Ventures Ltd. (a)	20,634
49,624	GAIL India Ltd.	65,065
8,135	Godrej Consumer Products Ltd. (a)	90,211
1,953	Godrej Properties Ltd. (a)	31,388
6,884	Grasim Industries Ltd.	144,710
3,750	Gujarat Gas Ltd.	21,434
4,578	Havells India Ltd.	68,819
25,440	HCL Technologies Ltd.	330,791
1,277	HDFC Asset Management Co., Ltd. (b)	27,531
113,542	HDFC Bank Ltd.	2,341,425
20,295	HDFC Life Insurance Co., Ltd. (b)	131,375
2,319	Hero MotoCorp Ltd.	72,503
25,568	Hindalco Industries Ltd.	136,250
1,427	Hindustan Aeronautics Ltd.	50,920
12,276	Hindustan Petroleum Corp. Ltd.	37,689

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
20,622	Hindustan Unilever Ltd.	$619,218
45	Honeywell Automation India Ltd.	19,573
43,910	Housing Development Finance Corp. Ltd.	1,489,274
168,738	ICICI Bank Ltd.	1,892,101
4,900	ICICI Lombard General Insurance Co., Ltd. (b)	64,615
8,228	ICICI Prudential Life Insurance Co., Ltd. (b)	43,686
56,853	Indian Oil Corp. Ltd.	56,550
4,847	Indian Railway Catering & Tourism Corp. Ltd.	36,591
38,332	Indian Railway Finance Corp. Ltd. (b)	14,872
19,865	Indus Towers Ltd.	37,625
14,646	IndusInd Bank Ltd.	206,313
1,411	Info Edge India Ltd.	65,108
86,399	Infosys Ltd.	1,322,597
2,305	InterGlobe Aviation Ltd. (a)(b)	56,922
187,306	ITC Ltd.	973,995
8,663	Jindal Steel & Power Ltd.	61,699
12,500	JSW Energy Ltd.	39,820
19,120	JSW Steel Ltd.	169,457
8,036	Jubilant Foodworks Ltd.	43,840
33,300	Kotak Mahindra Bank Ltd.	788,612
506	L&T Technology Services Ltd. (b)	23,343
26,064	Larsen & Toubro Ltd.	753,037
4,799	Life Insurance Corp. of India	32,247
1,987	LTIMindtree Ltd. (b)	107,305
4,103	Lupin Ltd.	35,572
2,186	Macrotech Developers Ltd. (a)(b)	24,813
23,238	Mahindra & Mahindra Ltd.	348,387
8,954	Marico Ltd.	54,313
3,251	Maruti Suzuki India Ltd.	341,226
6,043	Max Financial Services Ltd. (a)	47,241
1,650	Mphasis Ltd.	36,583
63	MRF Ltd.	68,520
2,291	Muthoot Finance Ltd.	28,574
718	Nestle India Ltd.	190,926
47,308	NHPC Ltd.	25,580
15,792	NMDC Ltd.	20,937
88,465	NTPC Ltd.	185,932
57,308	Oil & Natural Gas Corp. Ltd.	111,309
3,501	One 97 Communications Ltd. (a)	27,961
113	Page Industries Ltd.	55,675
1,611	Patanjali Foods Ltd.	18,562
14,969	Petronet LNG Ltd.	43,332
1,585	PI Industries Ltd.	65,551
2,947	Pidilite Industries Ltd.	87,119
1	Piramal Enterprises Ltd.	9
22,446	Power Finance Corp. Ltd.	46,600
64,450	Power Grid Corp. of India Ltd.	186,846
180	Procter & Gamble Hygiene & Health Care Ltd.	30,804
43,863	Punjab National Bank	28,005
22,206	REC Ltd.	35,858
78,811	Reliance Industries Ltd.	2,331,021
41,375	Samvardhana Motherson International Ltd.	37,110

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
5,528	SBI Cards & Payment Services Ltd.	$52,165
8,520	SBI Life Insurance Co., Ltd. (b)	118,696
572	Shree Cement Ltd.	170,087
4,363	Shriram Finance Ltd.	71,046
1,622	Siemens Ltd.	68,371
2,864	SRF Ltd.	88,900
81,904	State Bank of India	578,779
25,999	Steel Authority of India Ltd.	26,305
25,494	Sun Pharmaceutical Industries Ltd.	307,677
2,109	Tata Communications Ltd.	32,716
22,872	Tata Consultancy Services Ltd.	899,732
11,511	Tata Consumer Products Ltd.	107,442
774	Tata Elxsi Ltd.	62,835
9,292	Tata Motors Ltd. DVR - Class A (a)	28,210
33,177	Tata Motors Ltd. (a)	196,602
30,994	Tata Power Co., Ltd.	76,163
153,199	Tata Steel Ltd.	202,084
11,553	Tech Mahindra Ltd.	144,518
9,561	Titan Co., Ltd.	308,650
2,093	Torrent Pharmaceuticals Ltd.	42,258
4,512	Trent Ltd.	75,410
2,058	Tube Investments of India Ltd.	65,113
4,547	TVS Motor Co., Ltd.	63,249
2,279	UltraTech Cement Ltd.	210,427
16,143	Union Bank of India Ltd. (a)	14,962
1,482	United Breweries Ltd.	26,793
6,767	United Spirits Ltd. (a)	64,262
9,729	UPL Ltd.	88,010
4,643	Varun Beverages Ltd.	81,994
18,081	Vedanta Ltd.	61,720
27,036	Wipro Ltd.	127,191
365,970	Yes Bank Ltd. (a)	70,210
88,299	Zomato Ltd. (a)	70,025
3,889	Zydus Lifesciences Ltd.	24,707
		27,441,896
Indonesia - 3.1%
307,598	Adaro Energy Indonesia Tbk PT	65,629
203,494	Adaro Minerals Indonesia Tbk PT (a)	15,259
184,783	Aneka Tambang Tbk	26,452
511,996	Astra International Tbk PT	235,581
343,779	Avia Avian Tbk PT	14,060
1,401,282	Bank Central Asia Tbk PT	864,458
139,089	Bank Jago Tbk PT (a)	19,626
945,452	Bank Mandiri Persero Tbk PT	333,518
110,295	Bank Mega Tbk PT	37,517
190,487	Bank Negara Indonesia Persero Tbk PT	122,382
1,969,259	Bank Rakyat Indonesia Persero Tbk PT	684,609
399,976	Bank Syariah Indonesia Tbk PT	47,168
572,029	Barito Pacific Tbk PT	32,559
19,283	Bayan Resources Tbk PT	28,261
436,606	Chandra Asri Petrochemical Tbk PT (a)	70,238
160,406	Charoen Pokphand Indonesia Tbk PT	50,188

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
411,191	Dayamitra Telekomunikasi PT	$19,621
493,077	Elang Mahkota Teknologi Tbk PT	23,696
14,710,492	GoTo Gojek Tokopedia Tbk PT (a)	104,287
10,067	Gudang Garam Tbk PT	19,523
56,267	Indah Kiat Pulp & Paper Tbk PT	29,821
49,949	Indofood CBP Sukses Makmur Tbk PT	36,006
96,430	Indofood Sukses Makmur Tbk PT	42,398
506,873	Kalbe Farma Tbk PT	73,250
275,584	Merdeka Copper Gold Tbk PT (a)	74,015
35,901	MNC Digital Entertainment Tbk PT (a)	9,862
421,688	Sarana Menara Nusantara Tbk PT	29,464
73,056	Semen Indonesia Persero Tbk PT (a)	29,631
464,588	Sumber Alfaria Trijaya Tbk PT	91,841
1,334,265	Telkom Indonesia Persero Tbk PT	386,546
102,780	Tower Bersama Infrastructure Tbk PT	14,433
125,935	Unilever Indonesia Tbk PT	37,772
33,237	United Tractors Tbk PT	65,477
45,105	Vale Indonesia Tbk PT (a)	21,446
		3,756,594
Kuwait - 1.0%
30,058	Agility Public Warehousing Co. KSC	60,420
27,052	Boubyan Bank KSCP	59,498
30,593	Commercial Bank of Kuwait KPSC	53,409
162,966	Kuwait Finance House KSCP	395,649
50,695	Mobile Telecommunications Co. KSCP	94,128
162,771	National Bank of Kuwait SAKP	532,744
		1,195,848
Luxembourg - 0.1%
9,009	Allegro.eu S.A. (a)(b)	70,813

Malaysia - 1.3%
30,245	AMMB Holdings Bhd	24,478
53,242	Axiata Group Bhd	35,690
33,372	CelcomDigi Bhd	32,919
137,019	CIMB Group Holdings Bhd	155,435
37,806	Dialog Group Bhd	19,409
45,096	Genting Bhd	47,517
60,570	Genting Malaysia Bhd	36,800
20,564	Hong Leong Bank Bhd	92,850
3,968	Hong Leong Financial Group Bhd	16,119
26,314	IHH Healthcare Bhd	33,803
30,346	IOI Corp. Bhd	25,989
7,755	Kuala Lumpur Kepong Bhd	37,380
121,732	Malayan Banking Bhd	236,341
20,033	Maxis Bhd	19,761
19,057	MISC Bhd	31,188
46,560	Mr. D.I.Y. Group (M) Bhd (b)	16,493
823	Nestle Malaysia Bhd	25,001
30,574	Petronas Chemicals Group Bhd	48,529
2,673	Petronas Dagangan Bhd	13,567
6,348	Petronas Gas Bhd	24,051
10,405	PPB Group Bhd	37,930

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
99,220	Press Metal Aluminium Holdings Bhd	$114,557
296,290	Public Bank Bhd	258,394
12,025	QL Resources Bhd	15,232
31,847	RHB Bank Bhd	39,126
44,973	Sime Darby Bhd	21,879
34,533	Sime Darby Plantation Bhd	33,136
27,532	Telekom Malaysia Bhd	30,615
49,044	Tenaga Nasional Bhd	97,857
8,859	Westports Holdings Bhd	7,011
		1,629,057
Mexico - 4.1%
103,988	Alfa S.A.B. de C.V. - Class A	66,397
560,927	America Movil S.A.B. de C.V. (a)	604,932
9,087	Arca Continental S.A.B. de C.V.	86,804
10,148	Becle S.A.B. de C.V.	23,491
391,316	Cemex S.A.B. de C.V. (a)	235,275
10,792	Coca-Cola Femsa S.A.B. de C.V.	89,388
4,261	El Puerto de Liverpool S.A.B. de C.V.	26,183
56,671	Fomento Economico Mexicano S.A.B. de C.V.	551,218
17,705	GMexico Transportes S.A.B. de C.V. - Class C (b)	40,837
3,901	Gruma S.A.B. de C.V. - Class B	61,259
7,961	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	141,553
2,445	Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	70,043
27,767	Grupo Bimbo S.A.B. de C.V. - Class A	149,032
59,072	Grupo Carso S.A.B. de C.V.	335,320
1,037	Grupo Elektra S.A.B. de C.V.	66,498
75,730	Grupo Financiero Banorte S.A.B. de C.V.	656,317
35,688	Grupo Financiero Inbursa S.A.B. de C.V. (a)	87,218
164,874	Grupo Mexico S.A.B. de C.V. - Class B	806,328
2,393	Grupo Simec S.A.B. de C.V. - Class B (a)	26,593
56,006	Grupo Televisa SAB	57,004
2,949	Industrias CH S.A.B. de C.V. - Class B (a)	33,368
2,675	Industrias Penoles S.A.B. de C.V. (a)	41,361
34,543	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	78,079
20,213	Orbia Advance Corp. S.A.B. de C.V.	46,543
4,629	Promotora y Operadora de Infraestructura S.A.B. de C.V.	48,173
134,924	Wal-Mart de Mexico S.A.B. de C.V.	543,838
		4,973,052
Panama - 0.0% (c)
928	InRetail Peru Corp. ADR (a)(b)	30,206
726	Intercorp Financial Services, Inc. ADR	16,241
		46,447
Peru - 0.0% (c)
20,585	Minsur S.A.	21,050

Philippines - 1.3%
57,984	Aboitiz Equity Ventures, Inc.	57,319
32,271	Aboitiz Power Corp.	22,141
173,520	ACEN Corp. (a)	18,829
6,944	Ayala Corp.	80,116
212,779	Ayala Land, Inc.	102,384
70,219	Bank of the Philippine Islands	136,418

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
73,143	BDO Unibank, Inc.	$190,170
68,773	Emperador, Inc.	25,952
695	Globe Telecom, Inc.	21,332
1,525	Golden MV Holdings, Inc. (a)	22,496
22,697	International Container Terminal Services, Inc.	88,928
64,476	JG Summit Holdings, Inc.	59,022
11,384	Jollibee Foods Corp.	46,247
5,445	Manila Electric Co.	33,328
47,171	Metropolitan Bank & Trust Co.	49,909
157,223	Monde Nissin Corp. (b)	26,542
1,979	PLDT, Inc.	43,021
10,585	San Miguel Corp.	20,297
16,310	SM Investments Corp.	263,563
300,843	SM Prime Holdings, Inc.	184,411
20,930	Universal Robina Corp.	55,551
		1,547,976
Poland - 1.0%
3,787	Bank Polska Kasa Opieki S.A.	87,330
5,411	Cyfrowy Polsat S.A.	22,673
1,028	Dino Polska S.A. (a)(b)	104,576
698	ING Bank Slaski S.A. (a)	26,564
2,929	KGHM Polska Miedz S.A.	84,026
15	LPP S.A.	43,247
25,135	PGE Polska Grupa Energetyczna S.A. (a)	41,536
27,423	Polski Koncern Naftowy Orlen S.A.	417,858
25,788	Powszechna Kasa Oszczednosci Bank Polski S.A.	198,703
12,202	Powszechny Zaklad Ubezpieczen S.A.	112,284
715	Santander Bank Polska S.A.	58,099
		1,196,896
Qatar - 1.2%
54,276	Industries Qatar Q.S.C.	190,264
145,327	Masraf Al Rayan Q.S.C.	101,809
92,552	Mesaieed Petrochemical Holding Co.	50,344
21,075	Ooredoo Q.P.S.C.	57,261
8,623	Qatar Electricity & Water Co. Q.S.C.	39,727
17,289	Qatar Fuel Q.S.C.	78,560
72,187	Qatar Gas Transport Co., Ltd.	78,533
30,304	Qatar International Islamic Bank Q.S.C.	82,337
60,004	Qatar Islamic Bank S.A.Q.	295,075
121,195	Qatar National Bank Q.P.S.C.	511,416
		1,485,326
Republic of Korea - 13.4%
547	Amorepacific Corp.	50,392
667	Amorepacific Group	18,240
1,897	Celltrion Healthcare Co., Ltd.	98,366
2,428	Celltrion, Inc.	291,345
123	CJ CheilJedang Corp.	28,443
1,014	Coway Co., Ltd.	37,161
802	DB Insurance Co., Ltd.	50,335
8,231	Doosan Enerbility Co., Ltd. (a)	102,642
1,023	EcoPro BM Co., Ltd.	204,080
315	F&F Co., Ltd.	33,185

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
1,444	GS Holdings Corp.	$42,832
6,785	Hana Financial Group, Inc.	212,665
1,375	Hankook Tire & Technology Co., Ltd.	35,443
2,789	Hanon Systems	19,109
2,022	Hanwha Galleria Co., Ltd. (a)	2,604
1,792	Hanwha Solutions Corp. (a)	64,201
827	HD Hyundai Co., Ltd.	36,580
224	HD Hyundai Heavy Industries Co., Ltd. (a)	18,343
805	HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	51,004
2,272	HLB, Inc. (a)	60,008
5,111	HMM Co., Ltd.	77,902
271	HYBE Co., Ltd. (a)	54,670
1,283	Hyundai Engineering & Construction Co., Ltd.	39,303
311	Hyundai Glovis Co., Ltd.	38,038
1,395	Hyundai Mobis Co., Ltd.	226,698
2,973	Hyundai Motor Co.	438,709
1,540	Hyundai Steel Co.	41,940
6,076	Industrial Bank of Korea	45,670
6,994	Kakao Corp.	303,610
814	Kakao Games Corp. (a)	24,540
3,268	KakaoBank Corp.	53,718
441	Kakaopay Corp. (a)	17,958
2,392	Kangwon Land, Inc.	33,778
8,011	KB Financial Group, Inc.	296,283
5,833	Kia Corp.	368,267
1,257	Korea Aerospace Industries Ltd.	51,467
5,668	Korea Electric Power Corp. (a)	79,108
737	Korea Investment Holdings Co., Ltd.	30,341
207	Korea Zinc Co., Ltd.	79,342
5,305	Korean Air Lines Co., Ltd.	90,570
536	Krafton, Inc. (a)	76,932
4,217	KT Corp.	94,523
2,524	KT&G Corp.	161,805
310	Kumho Petrochemical Co., Ltd.	31,593
571	L&F Co., Ltd.	113,057
1,079	LG Chem Ltd.	596,578
2,669	LG Corp.	174,291
4,244	LG Display Co., Ltd. (a)	47,057
2,515	LG Electronics, Inc.	205,387
579	LG Energy Solution Ltd. (a)	251,344
172	LG H&H Co., Ltd.	80,063
243	LG Innotek Co., Ltd.	48,023
4,708	LG Uplus Corp.	38,764
322	Lotte Chemical Corp.	40,442
934	Meritz Financial Group, Inc.	32,031
4,226	Mirae Asset Securities Co., Ltd.	21,913
3,324	Naver Corp.	477,589
259	NCSoft Corp.	72,955
356	Netmarble Corp. (b)	17,236
405	Orion Corp.	43,847
522	POSCO Future M Co., Ltd.	130,656
1,529	POSCO Holdings, Inc.	430,688

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
453	Samsung Biologics Co., Ltd. (a)(b)	$264,340
1,938	Samsung C&T Corp.	158,701
489	Samsung Card Co., Ltd.	10,888
1,012	Samsung Electro-Mechanics Co., Ltd.	108,807
123,509	Samsung Electronics Co., Ltd.	6,044,411
2,691	Samsung Engineering Co., Ltd. (a)	58,509
697	Samsung Fire & Marine Insurance Co., Ltd.	117,174
12,906	Samsung Heavy Industries Co., Ltd. (a)	54,771
1,429	Samsung Life Insurance Co., Ltd.	70,788
1,200	Samsung SDI Co., Ltd.	619,546
657	Samsung SDS Co., Ltd.	57,581
11,277	Shinhan Financial Group Co., Ltd.	294,479
490	SK Biopharmaceuticals Co., Ltd. (a)	25,262
378	SK Bioscience Co., Ltd. (a)	19,883
12,391	SK Hynix, Inc.	828,597
386	SK IE Technology Co., Ltd. (a)(b)	22,294
654	SK, Inc.	79,405
1,019	SK Innovation Co., Ltd. (a)	131,791
1,856	SK Square Co., Ltd. (a)	58,867
3,361	SK Telecom Co., Ltd.	119,785
348	SKC Co., Ltd.	25,845
696	S-Oil Corp.	38,794
11,125	Woori Financial Group, Inc.	97,502
887	Yuhan Corp.	38,173
		16,381,857
Saudi Arabia - 9.1%
2,893	ACWA Power Co.	120,789
102,624	Al Rajhi Bank	2,101,347
46,759	Alinma Bank	394,572
5,343	Almarai Co. JSC	83,905
16,315	Arab National Bank	118,751
512	Arabian Internet & Communications Services Co.	38,086
11,343	Bank AlBilad	125,052
15,742	Bank Al-Jazira	81,507
19,366	Banque Saudi Fransi	199,304
1,528	Bupa Arabia for Cooperative Insurance Co.	71,864
1,809	Dr Sulaiman Al Habib Medical Services Group Co.	138,423
563	Elm Co.	66,497
11,826	Etihad Etisalat Co.	145,039
1,893	Jarir Marketing Co.	82,368
17,392	Kingdom Holding Co.	38,487
1,013	Mouwasat Medical Services Co.	66,656
832	Nahdi Medical Co.	39,751
8,908	Rabigh Refining & Petrochemical Co. (a)	26,505
46,178	Riyad Bank	369,355
5,069	SABIC Agri-Nutrients Co.	180,558
13,925	Sahara International Petrochemical Co.	143,679
21,232	Saudi Arabian Mining Co. (a)	392,860
337,014	Saudi Arabian Oil Co. (b)	3,234,731
23,995	Saudi Basic Industries Corp.	590,487
21,355	Saudi British Bank	205,824
16,683	Saudi Electricity Co.	107,641

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
13,112	Saudi Industrial Investment Group	$88,970
14,781	Saudi Investment Bank	64,551
20,805	Saudi Kayan Petrochemical Co. (a)	70,225
75,016	Saudi National Bank	978,026
686	Saudi Research & Media Group (a)	38,555
1,043	Saudi Tadawul Group Holding Co.	46,495
46,755	Saudi Telecom Co.	560,955
8,957	Savola Group	76,061
5,881	Yanbu National Petrochemical Co.	70,088
		11,157,964
South Africa - 3.3%
19,751	Absa Group Ltd.	191,804
1,741	African Rainbow Minerals Ltd.	21,862
893	Anglo American Platinum Ltd.	52,881
9,979	AngloGold Ashanti Ltd.	266,985
5,810	Aspen Pharmacare Holdings Ltd.	58,060
5,401	Bid Corp. Ltd.	122,916
5,658	Bidvest Group Ltd.	77,497
1,691	Capitec Bank Holdings Ltd.	147,249
4,023	Clicks Group Ltd.	58,795
7,570	Discovery Ltd. (a)	59,496
6,182	Exxaro Resources Ltd.	64,826
99,816	FirstRand Ltd.	351,191
21,219	Gold Fields Ltd.	329,493
18,736	Impala Platinum Holdings Ltd.	182,049
3,924	Investec Ltd.	21,580
1,004	Kumba Iron Ore Ltd.	24,354
36,891	MTN Group Ltd.	258,787
4,742	MultiChoice Group	29,679
3,435	Naspers Ltd.	612,394
8,693	Nedbank Group Ltd.	100,296
6,806	Northam Platinum Holdings Ltd. (a)	66,615
100,935	Old Mutual Ltd.	64,117
12,795	OUTsurance Group Ltd.	24,341
29,488	Pepkor Holdings Ltd. (b)	27,324
7,830	Remgro Ltd.	59,939
35,843	Sanlam Ltd.	110,571
11,441	Sasol Ltd.	148,337
9,054	Shoprite Holdings Ltd.	110,351
34,381	Sibanye Stillwater Ltd.	75,876
28,212	Standard Bank Group Ltd.	264,176
6,893	Vodacom Group Ltd.	47,189
15,205	Woolworths Holdings Ltd.	54,071
		4,085,101
Taiwan - 18.6%
9,720	Accton Technology Corp.	94,536
8,358	Advantech Co., Ltd.	100,864
93,145	ASE Technology Holding Co., Ltd.	306,014
46,149	Asia Cement Corp.	65,975
14,708	Asustek Computer, Inc.	135,155
124,284	AUO Corp.	68,727
13,050	Catcher Technology Co., Ltd.	76,833

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
231,272	Cathay Financial Holding Co., Ltd.	$319,346
131,829	Chang Hwa Commercial Bank Ltd.	76,329
31,021	Cheng Shin Rubber Industry Co., Ltd.	38,142
67,678	China Airlines Ltd.	41,828
403,220	China Development Financial Holding Corp.	171,820
290,782	China Steel Corp.	275,246
133,454	Chunghwa Telecom Co., Ltd.	551,310
86,271	Compal Electronics, Inc.	67,210
464,798	CTBC Financial Holding Co., Ltd.	341,691
49,377	Delta Electronics, Inc.	481,844
16,899	E Ink Holdings, Inc.	104,717
338,312	E.Sun Financial Holding Co., Ltd.	274,567
4,214	Eclat Textile Co., Ltd.	66,824
1,320	eMemory Technology, Inc.	78,361
61,096	Eva Airways Corp.	53,360
41,996	Evergreen Marine Corp. Taiwan Ltd.	220,618
62,219	Far Eastern New Century Corp.	64,562
39,411	Far EasTone Telecommunications Co., Ltd.	101,148
8,672	Feng Tay Enterprise Co., Ltd.	53,737
270,871	First Financial Holding Co., Ltd.	238,777
86,087	Formosa Chemicals & Fibre Corp.	192,938
23,742	Formosa Petrochemical Corp.	67,034
120,159	Formosa Plastics Corp.	367,014
179,164	Fubon Financial Holding Co., Ltd.	343,846
5,906	Giant Manufacturing Co., Ltd.	35,253
4,233	Globalwafers Co., Ltd.	66,230
299,288	Hon Hai Precision Industry Co., Ltd.	1,017,341
5,868	Hotai Motor Co., Ltd.	126,169
253,835	Hua Nan Financial Holdings Co., Ltd. - Class C	180,824
188,717	Innolux Corp.	82,258
52,288	Inventec Corp.	56,298
1,901	Largan Precision Co., Ltd.	124,291
45,625	Lite-On Technology Corp.	109,081
35,468	MediaTek, Inc.	767,219
270,038	Mega Financial Holding Co., Ltd.	299,091
13,939	Micro-Star International Co., Ltd.	65,971
1,453	momo.com, Inc.	39,181
121,715	Nan Ya Plastics Corp.	308,816
3,709	Nan Ya Printed Circuit Board Corp.	33,118
23,199	Nanya Technology Corp.	51,163
3,094	Nien Made Enterprise Co., Ltd.	33,967
11,533	Novatek Microelectronics Corp.	157,000
36,879	Pegatron Corp.	83,973
4,497	PharmaEssentia Corp. (a)	54,197
46,404	Pou Chen Corp.	47,925
60,651	Powerchip Semiconductor Manufacturing Corp.	58,594
12,426	President Chain Store Corp.	109,335
56,506	Quanta Computer, Inc.	157,888
10,153	Realtek Semiconductor Corp.	118,563
36,845	Ruentex Development Co., Ltd.	42,906
94,965	Shanghai Commercial & Savings Bank Ltd.	143,486
271,703	Shin Kong Financial Holding Co., Ltd.	74,063

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
10,562	Sino-American Silicon Products, Inc.	$50,676
220,946	SinoPac Financial Holdings Co., Ltd.	120,023
25,616	Synnex Technology International Corp.	51,578
224,407	Taishin Financial Holding Co., Ltd.	126,283
120,084	Taiwan Business Bank	54,490
134,166	Taiwan Cement Corp.	168,894
244,385	Taiwan Cooperative Financial Holding Co., Ltd.	212,647
44,865	Taiwan High Speed Rail Corp.	45,314
61,318	Taiwan Mobile Co., Ltd.	206,438
606,007	Taiwan Semiconductor Manufacturing Co., Ltd.	9,895,601
26,930	Unimicron Technology Corp.	127,018
122,247	Uni-President Enterprises Corp.	292,669
266,297	United Microelectronics Corp.	425,313
18,699	Vanguard International Semiconductor Corp.	52,735
1,339	Voltronic Power Technology Corp.	76,657
52,623	Walsin Lihwa Corp.	84,988
33,424	Wan Hai Lines Ltd.	70,670
56,598	Winbond Electronics Corp.	47,775
55,155	Wistron Corp.	83,425
1,759	Wiwynn Corp.	66,658
32,056	WPG Holdings Ltd.	52,136
8,009	Yageo Corp.	129,217
44,104	Yang Ming Marine Transport Corp.	90,525
307,022	Yuanta Financial Holding Co., Ltd.	225,704
		22,642,008
Thailand - 3.4%
27,880	Advanced Info Service PCL	174,722
111,367	Airports of Thailand PCL (a)	238,894
171,572	Asset World Corp. PCL	26,630
17,190	B.Grimm Power PCL	19,507
47,114	Bangkok Bank PCL	216,616
293,852	Bangkok Dusit Medical Services PCL	251,707
182,241	Bangkok Expressway & Metro PCL	47,231
20,184	Berli Jucker PCL	23,052
165,765	BTS Group Holdings PCL	37,379
15,565	Bumrungrad Hospital PCL	108,484
7,551	Carabao Group PCL	15,811
67,862	Central Pattana PCL	135,138
76,134	Central Retail Corp. PCL (b)	99,773
76,571	Charoen Pokphand Foods PCL	45,520
122,638	CP All PCL	232,544
121,680	Delta Electronics Thailand PCL	259,235
4,629	Electricity Generating PCL	21,215
31,234	Energy Absolute PCL	61,970
14,002	Global Power Synergy PCL	26,243
116,010	Gulf Energy Development PCL	172,414
106,369	Home Product Center PCL	43,610
42,115	Indorama Ventures PCL	41,933
21,574	Intouch Holdings PCL	47,384
63,346	Kasikornbank PCL	231,884
124,491	Krung Thai Bank PCL	65,622
22,480	Krungthai Card PCL	34,726

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
170,039	Land & Houses PCL	$48,800
66,910	Minor International PCL	61,722
30,453	Osotspa PCL	26,308
35,512	PTT Exploration & Production PCL	153,914
46,314	PTT Global Chemical PCL	56,286
59,584	PTT Oil & Retail Business PCL (b)	38,737
343,316	PTT PCL	311,671
88,437	SCB X PCL	268,050
24,707	SCG Packaging PCL	31,836
19,558	Siam Cement PCL	179,844
27,444	Siam Global House PCL	13,743
30,693	Siam Makro PCL	33,931
99,896	Thai Life Insurance PCL	36,275
27,470	Thai Oil PCL	37,407
1,818,165	TMBThanachart Bank PCL	77,204
424,993	True Corp. PCL	98,944
		4,153,916
Turkey - 0.9%
83,492	Akbank T.A.Ş.	68,892
12,619	Aselsan Elektronik Sanayi Ve Ticaret A.Ş.	29,012
12,023	BIM Birlesik Magazalar A.Ş.	96,547
48,563	Enka Insaat ve Sanayi A.Ş.	68,258
44,942	Eregli Demir ve Celik Fabrikalari T.A.Ş. (a)	76,569
1,417	Ford Otomotiv Sanayi A.Ş.	39,148
1,087	Gubre Fabrikalari T.A.Ş. (a)	11,294
28,763	Haci Omer Sabanci Holding A.Ş.	56,486
21,019	Hektas Ticaret T.A.Ş. (a)	29,111
3,233	Iskenderun Demir ve Celik A.Ş. (a)	4,970
27,142	KOC Holding A.Ş.	105,560
20,890	Koza Altin Isletmeleri A.Ş.	20,276
12,548	Sasa Polyester Sanayi A.Ş. (a)	64,251
2,666	Tofas Turk Otomobil Fabrikasi A.Ş.	26,315
19,070	Turk Hava Yollari AO (a)	125,293
25,832	Turkcell Iletisim Hizmetleri A.Ş.	43,957
12,635	Turkiye Garanti Bankasi A.Ş.	17,785
74,195	Turkiye Is Bankasi A.Ş. - Class C	41,310
28,000	Turkiye Petrol Rafinerileri A.Ş.	95,437
35,674	Turkiye Sise ve Cam Fabrikalari A.Ş.	67,601
58,824	Yapi ve Kredi Bankasi A.Ş.	28,639
		1,116,711
United Arab Emirates - 4.5%
63,232	Abu Dhabi Commercial Bank PJSC	151,868
46,455	Abu Dhabi Islamic Bank PJSC	143,705
243,644	Abu Dhabi National Energy Co. PJSC	215,626
62,514	Abu Dhabi National Oil Co. PJSC	74,732
19,051	Abu Dhabi Ports Co. PJSC (a)	35,536
38,269	ADNOC Drilling Co. PJSC	44,706
79,398	Aldar Properties PJSC	116,752
35,910	Alpha Dhabi Holding PJSC (a)	215,129
195,694	Dubai Electricity & Water Authority PJSC	132,157
113,411	Dubai Islamic Bank PJSC	171,709
18,125	Emaar Development PJSC	27,195

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
160,900	Emaar Properties PJSC	$259,820
19,831	Emirates Integrated Telecommunications Co. PJSC	27,271
63,860	Emirates NBD Bank PJSC	245,194
90,196	Emirates Telecommunications Group Co. PJSC	589,468
133,902	First Abu Dhabi Bank PJSC	517,041
22,043	International Holding Co. PJSC (a)	2,370,990
73,166	Multiply Group PJSC (a)	66,944
4,333	National Marine Dredging Co. (a)	25,604
		5,431,447
United States - 0.1%
1,795	Southern Copper Corp.	137,910

	TOTAL COMMON STOCKS (Cost $118,063,483)	117,292,397

PREFERRED STOCKS - 2.9%
Brazil - 1.9%
136,018	Banco Bradesco S.A.	375,783
8,543	Banco Santander Brasil S.A.	24,544
4,070	Braskem S.A. - Class A	16,026
5,316	Centrais Eletricas Brasileiras S.A. - Class B	38,763
4,049	Cia de Transmissao de Energia Eletrica Paulista	18,760
31,180	Cia Energetica de Minas Gerais	76,953
22,748	Cia Paranaense de Energia	36,486
25,710	Energisa S.A.	37,113
30,064	Gerdau S.A.	151,471
126,724	Itau Unibanco Holding S.A.	656,512
135,453	Itausa S.A.	234,092
69,309	Klabin S.A.	52,943
120,271	Petroleo Brasileiro S.A.	570,273
21,277	Raizen S.A.	13,608
		2,303,327
Chile - 0.2%
4,407	Sociedad Quimica y Minera de Chile S.A. - Class B	298,349

Colombia - 0.1%
9,454	Bancolombia S.A.	58,559
80,789	Grupo Aval Acciones y Valores S.A.	10,112
2,284	Grupo de Inversiones Suramericana S.A.	5,640
		74,311
Republic of Korea - 0.7%
21,297	Samsung Electronics Co., Ltd.	886,314
	TOTAL PREFERRED STOCKS (Cost $3,760,339)	3,562,301

REAL ESTATE INVESTMENT TRUSTS - 0.1%
Mexico - 0.1%
82,688	Fibra Uno Administracion S.A. de C.V.	114,102

South Africa - 0.0% (c)
57,324	Growthpoint Properties Ltd.	39,892
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $153,250)	153,994

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
RIGHTS - 0.0% (c)

Brazil - 0.0% (c)
80	Localiza Rent a Car S.A. (a)	$274
	TOTAL RIGHTS (Cost $212)	274

MONEY MARKET FUNDS - 1.4%
1,702,445	First American Government Obligations Fund - Class X, 4.73% (d)	1,702,445
	TOTAL MONEY MARKET FUNDS (Cost $1,702,445)	1,702,445

	TOTAL INVESTMENTS (Cost $123,679,729) - 100.6%	122,711,411
	Liabilities in Excess of Other Assets - (0.6%)	(752,118)
	TOTAL NET ASSETS - 100.0%	$121,959,293

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

DVR - Differential Voting Rights

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	144A restricted security.
(c)	Represents less than 0.05% of net assets.
(d)	Rate shown is the 7-day effective yield.

Strive ETFs

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Funds. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports.The use of fair value pricing by the a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2023,the Funds did hold securities that required fair valuation.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Strive ETFs

The following is a summary of the fair value classification of the Funds’ investments as of April 30, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Strive U.S. Energy ETF
Assets*
Common Stocks	$351,605,443	$-	$-	$351,605,443
Money Market Funds	877,596	-	-	877,596
Total Investments in Securities	$352,483,039	$-	$-	$352,483,039

Strive 500 ETF
Assets*
Common Stocks	$150,402,702	$-	$-	$150,402,702
Real Estate Investment Trusts	3,605,191	-	-	3,605,191
Investments Purchased with Proceeds from Securities Lending	42,856	-	-	42,856
Money Market Funds	668,275	-	-	668,275
Total Investments in Securities	$154,719,024	$-	$-	$154,719,024

Strive U.S. Semiconductor ETF
Assets*
Common Stocks	$22,757,705	$-	$-	$22,757,705
Investments Purchased with Proceeds from Securities Lending	108,428	-	-	108,428
Money Market Funds	38,030	-	-	38,030
Total Investments in Securities	$22,904,163	$-	$-	$22,904,163

Strive Emerging Markets Ex-China ETF
Assets*
Common Stocks	$117,292,397	$-	$-	$117,292,397
Preferred Stocks	3,562,301	-	-	3,562,301
Real Estate Investment Trusts	153,994	-	-	153,994
Rights	274	-	-	274
Money Market Funds	1,702,445	-	-	1,702,445
Total Investments in Securities	$122,711,411	$-	$-	$122,711,411

Strive 1000 Dividend Growth ETF
Assets*
Common Stocks	$10,228,066	$-	$-	$10,228,066
Real Estate Investment Trusts	342,680	-	-	342,680
Investments Purchased with Proceeds from Securities Lending	819	-	-	819
Money Market Funds	24,523	-	-	24,523
Total Investments in Securities	$10,596,088	$-	$-	$10,596,088

Strive 1000 Growth ETF
Assets*
Common Stocks	$9,665,818	$-	$-	$9,665,818
Real Estate Investment Trusts	232,751	-	-	232,751
Rights	-	-	-	-
Investments Purchased with Proceeds from Securities Lending	6,012	-	-	6,012
Money Market Funds	41,101	-	-	41,101
Total Investments in Securities	$9,945,682	$-	$-	$9,945,682

Strive ETFs

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Strive 1000 Value ETF
Assets*
Common Stocks	$8,358,141	$-	$-	$8,358,141
Real Estate Investment Trusts	338,628	-	-	338,628
Investments Purchased with Proceeds from Securities Lending	7,900	-	-	7,900
Money Market Funds	37,952	-	-	37,952
Total Investments in Securities	$8,742,621	$-	$-	$8,742,621

Strive Small Cap ETF
Assets*
Common Stocks	$8,175,359	$-	$-	$8,175,359
Real Estate Investment Trusts	549,240	-	-	549,240
Investments Purchased with Proceeds from Securities Lending	44,794	-	-	44,794
Money Market Funds	28,182	-	-	28,182
Total Investments in Securities	$8,797,575	$-	$-	$8,797,575

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended April 30, 2023, there were transfers between Levels 1 and 3 during the reporting period. Transfers from Level 1 to Level 3 occurred because quoted prices were unavailable for the securities. Below is a reconciliation that details the activity of securities classified as Level 3 during the period ended April 30, 2023.

Strive 1000 Growth ETF
Rights
Value, Beginning of Period	$-
Purchases	-
Proceeds from Sales	-
Net Realized Gains (Losses)	-
Return of Capital	-
Change in Unrealized Appreciation (Depreciation)	-
Transfers In/(Out) of Level 3	-
Value, End of Period	-